As filed with the Securities and Exchange Commission on May 28, 2009.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07495
Transamerica Partners Funds Group II

(Exact name of registrant as specified in charter)
Investment Company Act file number: 811-07674
Transamerica Partners Funds Group

(Exact name of registrant as specified in charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of principal executive offices) (Zip code)
Registrant’s telephone number, including area code: (727) 299-1800
Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)
Date of fiscal year end: December 31
Date of reporting period: January 1, 2009 — March 31, 2009
Item 1. Schedule of Investments.
The unaudited Schedule of Investments of Registrant as of March 31, 2009 are attached.

Transamerica Partners Institutional Funds Group
Transamerica Institutional Asset Allocation Funds

Quarterly Portfolios
March 31, 2009

Money Market Fund
Transamerica Partners Institutional Money Market

Bond Funds
Transamerica Partners Institutional High Quality Bond
Transamerica Partners Institutional Inflation-Protected Securities
Transamerica Partners Institutional Core Bond
Transamerica Partners Institutional Total Return Bond
Transamerica Partners Institutional High Yield Bond

Balanced Fund
Transamerica Partners Institutional Balanced

Stock Funds
Transamerica Partners Institutional Large Value
Transamerica Partners Institutional Value
Transamerica Partners Institutional Stock Index
Transamerica Partners Institutional Large Core
Transamerica Partners Institutional Large Growth
Transamerica Partners Institutional Growth
Transamerica Partners Institutional Mid Value
Transamerica Partners Institutional Mid Growth
Transamerica Partners Institutional Small Value
Transamerica Partners Institutional Small Core
Transamerica Partners Institutional Small Growth
Transamerica Partners Institutional International Equity

The above funds, except for Transamerica Partners Institutional Stock Index Fund, are fully invested in a corresponding series of Transamerica Partners Portfolios which are located in this report.

Transamerica Partners Institutional Stock Index Fund is fully invested in Master Index Portfolio — S&P 500 Index Master Portfolio which is located in this report.

Asset Allocation Funds
Transamerica Institutional Asset Allocation — Short Horizon
Transamerica Institutional Asset Allocation — Short/Intermediate Horizon
Transamerica Institutional Asset Allocation — Intermediate Horizon
Transamerica Institutional Asset Allocation — Intermediate/Long Horizon
Transamerica Institutional Asset Allocation — Long Horizon

The above funds are “fund of funds” fully invested in various funds of the Transamerica Partners Institutional Funds Group.

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
SHORT HORIZON
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Investments
3,451,479	Transamerica Partners Institutional Funds Group — Core Bond	$33,237,739
1,209,251	Transamerica Partners Institutional Funds Group — High Quality Bond	12,092,512
1,224,839	Transamerica Partners Institutional Funds Group — High Yield Bond	7,263,297
1,184,501	Transamerica Partners Institutional Funds Group — Inflation-Protected Securities	11,193,534
316,316	Transamerica Partners Institutional Funds Group — International Equity	1,306,385
505,511	Transamerica Partners Institutional Funds Group — Large Growth	2,057,428
350,916	Transamerica Partners Institutional Funds Group — Large Value	1,996,711
158,296	Transamerica Partners Institutional Funds Group — Money Market	1,593,214
261,025	Transamerica Partners Institutional Funds Group — Small Core	1,401,705

	Total Investments — 100.0% (Cost $81,642,637)	72,142,525
	Liabilities less other assets — (0.0)%*	(6,283)

	Net Assets — 100.0%	$72,136,242

The aggregate cost of investments for federal income tax purposes at March 31, 2009 is $81,642,637.

The following amount is based on cost for federal income tax purposes:

Gross/Net unrealized depreciation (includes gross unrealized appreciation of $0)	$(9,500,112)

*	Amount rounds to less than (0.05)%.

See notes to portfolios of investments.

2

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
SHORT/INTERMEDIATE HORIZON
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Investments
2,548,977	Transamerica Partners Institutional Funds Group — Core Bond	$24,546,647
1,003,742	Transamerica Partners Institutional Funds Group — High Quality Bond	10,037,417
984,844	Transamerica Partners Institutional Funds Group — High Yield Bond	5,840,124
937,196	Transamerica Partners Institutional Funds Group — Inflation-Protected Securities	8,856,502
1,090,379	Transamerica Partners Institutional Funds Group — International Equity	4,503,265
1,414,431	Transamerica Partners Institutional Funds Group — Large Growth	5,756,735
1,030,400	Transamerica Partners Institutional Funds Group — Large Value	5,862,976
193,025	Transamerica Partners Institutional Funds Group — Mid Growth	1,486,295
175,353	Transamerica Partners Institutional Funds Group — Mid Value	1,457,182
266,346	Transamerica Partners Institutional Funds Group — Money Market	2,680,715
262,309	Transamerica Partners Institutional Funds Group — Small Core	1,408,597

	Total Investments — 100.0% (Cost $90,612,734)	72,436,455
	Liabilities less other assets — (0.0)%*	(6,237)

	Net Assets — 100.0%	$72,430,218

The aggregate cost of investments for federal income tax purposes at March 31, 2009 is $90,612,734.

The following amount is based on cost for federal income tax purposes:

Gross/Net unrealized depreciation (includes gross unrealized appreciation of $0)	$(18,176,279)

*	Amount rounds to less than (0.05)%.

See notes to portfolios of investments.

3

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
INTERMEDIATE HORIZON
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Investments
11,071,208	Transamerica Partners Institutional Funds Group — Core Bond	$106,615,733
3,565,597	Transamerica Partners Institutional Funds Group — High Quality Bond	35,655,972
4,652,867	Transamerica Partners Institutional Funds Group — High Yield Bond	27,591,500
4,848,974	Transamerica Partners Institutional Funds Group — Inflation-Protected Securities	45,822,809
12,593,992	Transamerica Partners Institutional Funds Group — International Equity	52,013,186
14,603,979	Transamerica Partners Institutional Funds Group — Large Growth	59,438,195
9,819,654	Transamerica Partners Institutional Funds Group — Large Value	55,873,830
1,821,439	Transamerica Partners Institutional Funds Group — Mid Growth	14,025,079
1,661,902	Transamerica Partners Institutional Funds Group — Mid Value	13,810,403
890,028	Transamerica Partners Institutional Funds Group — Money Market	8,957,954
1,884,870	Transamerica Partners Institutional Funds Group — Small Growth	14,249,614
1,786,267	Transamerica Partners Institutional Funds Group — Small Value	13,843,565

	Total Investments — 100.0% (Cost $633,798,239)	447,897,840
	Liabilities less other assets — (0.0)%*	(39,980)

	Net Assets — 100.0%	$447,857,860

The aggregate cost of investments for federal income tax purposes at March 31, 2009 is $633,798,239.

The following amount is based on cost for federal income tax purposes:

Gross/Net unrealized depreciation (includes gross unrealized appreciation of $0)	$(185,900,399)

*	Amount rounds to less than (0.05)%.

See notes to portfolios of investments.

4

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
INTERMEDIATE/LONG HORIZON
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Investments
4,837,520	Transamerica Partners Institutional Funds Group — Core Bond	$46,585,318
624,800	Transamerica Partners Institutional Funds Group — High Quality Bond	6,247,998
2,115,691	Transamerica Partners Institutional Funds Group — High Yield Bond	12,546,049
2,295,716	Transamerica Partners Institutional Funds Group — Inflation-Protected Securities	21,694,514
13,159,183	Transamerica Partners Institutional Funds Group — International Equity	54,347,427
13,781,373	Transamerica Partners Institutional Funds Group — Large Growth	56,090,190
8,960,813	Transamerica Partners Institutional Funds Group — Large Value	50,987,027
1,962,037	Transamerica Partners Institutional Funds Group — Mid Growth	15,107,685
1,807,234	Transamerica Partners Institutional Funds Group — Mid Value	15,018,115
626,016	Transamerica Partners Institutional Funds Group — Money Market	6,300,726
2,043,500	Transamerica Partners Institutional Funds Group — Small Growth	15,448,859
1,891,949	Transamerica Partners Institutional Funds Group — Small Value	14,662,604

	Total Investments — 100.0% (Cost $503,094,317)	315,036,512
	Liabilities less other assets — (0.0)%*	(27,098)

	Net Assets — 100.0%	$315,009,414

The aggregate cost of investments for federal income tax purposes at March 31, 2009 is $503,094,317.

The following amount is based on cost for federal income tax purposes:

Gross/Net unrealized depreciation (includes gross unrealized appreciation of $0)	$(188,057,805)

*	Amount rounds to less than (0.05)%.

See notes to portfolios of investments.

5

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
LONG HORIZON
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Investments
735,937	Transamerica Partners Institutional Funds Group — Core Bond	$7,087,077
604,345	Transamerica Partners Institutional Funds Group — High Quality Bond	3,583,768
366,282	Transamerica Partners Institutional Funds Group — Inflation-Protected Securities	3,461,362
9,437,230	Transamerica Partners Institutional Funds Group — International Equity	38,975,758
9,530,028	Transamerica Partners Institutional Funds Group — Large Growth	38,787,215
5,904,810	Transamerica Partners Institutional Funds Group — Large Value	33,598,367
1,461,622	Transamerica Partners Institutional Funds Group — Mid Growth	11,254,491
1,347,801	Transamerica Partners Institutional Funds Group — Mid Value	11,200,229
648,584	Transamerica Partners Institutional Funds Group — Money Market	6,527,864
1,522,668	Transamerica Partners Institutional Funds Group — Small Growth	11,511,367
1,422,969	Transamerica Partners Institutional Funds Group — Small Value	11,028,012

	Total Investments — 100.0% (Cost $312,999,736)	177,015,510
	Liabilities less other assets — (0.0)%*	(14,747)

	Net Assets — 100.0%	$177,000,763

The aggregate cost of investments for federal income tax purposes at March 31, 2009 is $312,999,736.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$34,572
Gross unrealized depreciation	(136,018,798)

Net unrealized depreciation	$(135,984,226)

*	Amount rounds to less than (0.05)%.

See notes to portfolios of investments.

6

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
(Unaudited)

1. Organization

Transamerica Partners Funds Group (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is composed of twenty-four different series that are, in effect, separate investment funds. Five of the series are doing business as Transamerica Institutional Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act, and are presented herein: Transamerica Institutional Asset Allocation — Short Horizon (“Short Horizon”), Transamerica Institutional Asset Allocation — Short/Intermediate Horizon (“Short/Intermediate Horizon”), Transamerica Institutional Asset Allocation — Intermediate Horizon (“Intermediate Horizon”), Transamerica Institutional Asset Allocation — Intermediate/Long Horizon (“Intermediate/Long Horizon”), and Transamerica Institutional Asset Allocation — Long Horizon (“Long Horizon”) (individually, a “Fund” and collectively, the “Funds”). The Trust established and designated as separate series on September 11, 2000. Each Fund seeks to achieve its investment objective by investing all of its investable assets among certain series of Transamerica Partners Institutional Funds Group (“Funds Group II”). Funds Group II is an open-end management investment company registered under the 1940 Act (that has the same investment advisor as the Funds). Certain series of Funds Group II seek to achieve their investment objectives by investing all of their investable assets in a corresponding series of Transamerica Partners Portfolios.

2. Investment Valuation

The value of any Fund’s investment in a corresponding fund of Funds Group II is valued at the net asset value per share of each fund determined as of the close of business of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

The Funds adopted the Financial Accounting Standards Board Standard No. 157, “Fair Value Measurements” (“FAS 157”) on January 1, 2008. FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurement that are relevant to funds.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

7

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Investment Valuation (continued)

The following is a summary of the fair valuations according to the inputs used to value the Funds’ net assets as of March 31, 2009:

	Investment			Total
	in Securities			Investment
Fund	Level 1	Level 2	Level 3	in Securities

Short Horizon	$72,142,525	$—	$—	$72,142,525
Short/Intermediate Horizon	72,436,455	—	—	72,436,455
Intermediate Horizon	447,897,840	—	—	447,897,840
Intermediate/Long Horizon	315,036,512	—	—	315,036,512
Long Horizon	177,015,510	—	—	177,015,510

8

Transamerica Partners Portfolios

I

(This page intentionally left blank)

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Principal		Value

	US Treasury Securities — 1.2%
	US Treasury Bills
$16,590,000	0.32%, 07/23/09 (Cost $16,573,597)	$16,573,597

	Commercial Paper — 24.9%
29,260,000	Australia & New Zealand, 0.70%, 04/06/09	29,257,155
26,290,000	Australia & New Zealand — 144A, 0.82%, 05/07/09	26,268,442
32,800,000	CBA (DE) Finance, Inc., 1.00%, 04/20/09	32,787,017
14,640,000	CBA (DE) Finance, Inc., 0.75%, 06/17/09	14,611,940
27,500,000	Danske Corp., 0.99%, 05/18/09	27,464,456
24,480,000	Danske Corp., 1.14%, 07/15/09	24,398,604
30,000,000	Deutsche Bank AG, New York, 0.62%, 06/25/09	30,000,000
28,090,000	HSBC Americas, Inc., 0.38%, 04/17/09	28,081,698
38,540,000	KFW International Finance, Inc., 0.31%, 04/15/09	38,530,376
24,000,000	Nordea North America, Inc., 1.00%, 07/13/09	23,931,333
29,400,000	Rabobank USA Financial Company, 0.20%, 04/02/09	29,397,713
29,510,000	Westpac Banking Corp. New York, 0.61%, 06/02/09	29,478,998

	Total Commercial Paper (Cost $334,207,732)	334,207,732

	Domestic Certificates of Deposit — 7.9%
49,000,000	Bank of Montreal, 0.47%, 04/10/09	49,000,000
28,640,000	Chase Bank USA, NA, 0.55%, 05/12/09	28,640,000
28,400,000	US Bank NA, 0.75%, 06/23/09	28,400,000

	Total Domestic Certificates of Deposit (Cost $106,040,000)	106,040,000

	Yankee Certificates of Deposit — 30.0%
25,250,000	Bank of Nova Scotia, 0.70%, 06/04/09	25,250,000
26,510,000	Bank of Nova Scotia, 1.24%, 01/15/10	26,510,000
27,500,000	Barclays Bank PLC, 1.35%, 05/11/09	27,500,000
25,630,000	Barclays Bank PLC, 1.35%, 05/29/09	25,630,000
37,960,000	BNP Paribas — New York Branch, 0.81%, 04/08/09	37,960,000
13,680,000	BNP Paribas — New York Branch, 1.00%, 05/22/09	13,680,000
25,730,000	Calyon — New York Branch, 1.00%, 06/15/09	25,730,000
27,500,000	Calyon — New York Branch, 1.15%, 07/01/09	27,500,000
24,330,000	Lloyds Bank PLC — New York Branch, 1.34%, 04/08/09	24,330,142
7,290,000	Nordea Bank Finland PLC, 0.52%, 04/09/09	7,291,600
30,000,000	Rabobank Nederland, 0.52%, 04/06/09	30,000,000
48,760,000	Royal Bank of Canada, 1.23%, 01/26/10	48,760,000
19,750,000	Societe Generale — New York Branch, 0.96%, 06/08/09	19,750,448
33,500,000	Societe Generale — New York Branch, 1.00%, 06/19/09	33,500,000
29,070,000	Toronto Dominion Bank, 1.62%, 08/10/09	29,070,000

	Total Yankee Certificates of Deposit (Cost $402,462,190)	402,462,190

	Short Term US Government Agency Securities — 15.4%
	Fannie Mae — 5.6%
39,270,000	0.47%, 06/10/09	39,234,111
14,170,000	0.42%, 07/20/09	14,151,815
21,240,000	0.42%, 07/22/09	21,212,246

		74,598,172

	Federal Home Loan Bank — 2.7%
15,000,000	2.52%, 04/21/09	14,999,392
21,670,000	0.25%, 05/15/09	21,663,379

		36,662,771

	Freddie Mac — 7.1%
36,750,000	0.40%, 07/06/09	36,710,800
12,660,000	0.01%, 08/24/09	12,629,405
46,350,000	1.09%, 02/04/10	46,350,000

		95,690,205

	Total Short Term US Government Agency Securities (Cost $206,951,148)	206,951,148

	Short Term Corporate Notes — 5.6%
7,000,000	Abbey National NA, LLC, 1.61%, 08/28/09	7,000,980

See notes to portfolios of investments.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Short Term Corporate Notes (continued)

$31,780,000	Abbey National NA, LLC, Floating Rate, 1.65%, 02/25/10 (2)	$31,780,000
35,870,000	Toyota Motor Credit Corp., Series MTN, Floating Rate, 0.48%, 09/15/09 (3)	35,870,000

	Total Short Term Corporate Notes (Cost $74,650,980)	74,650,980

	Time Deposit — 4.0%
53,250,000	Bank of Ireland — Dublin Branch, 0.40%, 04/01/09 (Cost $53,250,000)	53,250,000

	Total Securities (Cost $1,194,135,647)	1,194,135,647

	Repurchase Agreements — 10.9%
13,100,000	With Barclays Bank PLC, dated 03/31/09, 0.20%, due 04/01/09, repurchase proceeds at maturity $13,100,073 (Collateralized by US Treasury Note, 1.13%, due 01/15/12, with a value of $13,362,058)	13,100,000
39,400,000	With Barclays Bank PLC, dated 03/31/09, 0.20%, due 04/01/09, repurchase proceeds at maturity $39,400,219 (Collateralized by Fannie Mae, 3.50%, due 09/02/10, with a value of $40,188,466)	39,400,000
29,500,000	With Deutsche Bank, dated 03/31/09, 0.19%, due 04/01/09, repurchase proceeds at maturity $29,500,156 (Collateralized by Federal Home Loan Bank, 3.88%, due 12/10/10, with a value of $30,093,203)	29,500,000
28,100,000	With HSBC Securities, Inc., dated 03/31/09, 0.14%, due 04/01/09, repurchase proceeds at maturity $28,100,109 (Collateralized by Freddie Mac, zero coupon, due 02/08/10, with a value of $28,665,950)	28,100,000
34,960,000	With JP Morgan Chase Bank, dated 03/31/09, 0.15%, due 04/01/09, repurchase proceeds at maturity $34,960,146 (Collateralized by various Federal Home Loan Banks, 5.00%-5.38%, due 05/15/19-12/10/21, with a total value of $35,662,649)	34,960,000
8,445	With State Street Bank & Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $8,445 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $9,993)	8,445

	Total Repurchase Agreements (Cost $145,068,445)	145,068,445

	Total Investments — 99.9% (Cost $1,339,204,092)	1,339,204,092
	Other assets less liabilities — 0.1%	716,915

	Net Assets — 100.0%	$1,339,921,007

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $1,339,204,092.
See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Principal		Value

	US Treasury Securities — 6.4%
	US Treasury Notes
$1,000,000	4.25%, 01/15/11	$1,063,906
10,950,000	0.88%, 02/28/11	10,970,914
4,200,000	0.88%, 03/31/11	4,205,578
1,500,000	4.63%, 10/31/11	1,639,922
7,000,000	3.13%, 08/31/13	7,494,921

	Total US Treasury Securities (Cost $24,866,013)	25,375,241

	US Government Agency Securities — 27.5%
	Asset Backed: Mortgage and Home Equity — 15.6%
2,166,122	Fannie Mae, Series 2003-32, Class PE, 4.00%, 03/25/26	2,166,452
32,203	Fannie Mae, Series 2003-34, Class GT, 4.00%, 01/25/27	32,155
1,337,592	Fannie Mae, Series 2003-62, Class OD, 3.50%, 04/25/26	1,340,777
210,935	Fannie Mae, Series 2003-63, Class GU, 4.00%, 07/25/33	212,811
174,917	Fannie Mae, Series 2003-92, Class KQ, 3.50%, 06/25/23	174,663
2,143,775	Fannie Mae, Series 2004-70, Class DN, 4.00%, 12/25/29	2,159,810
2,418,910	Fannie Mae, Series 2004-80, Class LG, 4.00%, 10/25/16	2,454,165
3,454,900	Federal Home Loan Bank, Series 1Y-9009, Class A, 4.06%, 08/25/09	3,458,113
1,791,519	Federal Home Loan Bank, Series 3Q-9009, Class 1, 3.92%, 09/25/09	1,795,202
4,718,314	Freddie Mac, Series 2416, Class PE, 6.00%, 10/15/21	4,912,373
226,201	Freddie Mac, Series 2454, Class BG, 6.50%, 08/15/31	227,158
2,919,589	Freddie Mac, Series 2627, Class KP, 2.87%, 12/15/16	2,918,080
3,398,322	Freddie Mac, Series 2630, Class HC, 4.00%, 01/15/17	3,465,576
3,736,953	Freddie Mac, Series 2631, Class CD, 4.00%, 10/15/26	3,756,038
3,845,982	Freddie Mac, Series 2637, Class A, 3.38%, 03/15/18	3,885,688
2,682,531	Freddie Mac, Series 2672, Class HA, 4.00%, 09/15/16	2,742,700
1,278,390	Freddie Mac, Series 2782, Class HE, 4.00%, 09/15/17	1,316,204
1,586,854	Freddie Mac, Series 3056, Class AP, 5.50%, 01/15/27	1,616,056
7,330,674	Government National Mortgage Association, Series 2005-29, Class A, 4.02%, 07/16/27	7,424,831
5,207,015	Government National Mortgage Association, Series 2007-15, Class A, 4.51%, 10/16/28	5,284,496
2,839,483	Government National Mortgage Association, Series 2007-34, Class A, 4.27%, 11/16/26	2,874,876
7,496,226	Government National Mortgage Association, Series 2007-4, Class A, 4.21%, 06/16/29	7,605,245

		61,823,469

	Fannie Mae — 8.5%
5,500,000	5.13%, 04/15/11	5,889,609
5,300,000	6.00%, 05/15/11	5,812,425
6,000,000	3.25%, 04/09/13	6,262,692
6,250,000	2.75%, 03/13/14	6,324,607
248,127	PL# 254062, 6.00%, 10/01/11	254,532
979,672	PL# 254754, 4.50%, 05/01/10	998,484
1,209,197	PL# 254758, 4.50%, 06/01/13	1,237,774
1,144,517	PL# 254807, 5.00%, 07/01/13	1,175,178
2,327,389	PL# 254914, 4.50%, 09/01/13	2,384,644
317,527	PL# 323743, 5.00%, 04/01/14	326,397
162,940	PL# 429168, 6.00%, 05/01/13	171,356
211,277	PL# 517699, 6.00%, 07/01/14	222,189
534,385	PL# 545038, 6.00%, 09/01/14	560,982
1,809,451	PL# 555154, 5.50%, 12/01/22	1,891,779

		33,512,648

	Federal Home Loan Bank — 0.9%
3,622,608	Series 6T-9009, 3.84%, 11/25/09	3,656,016

	Freddie Mac — 1.0%
3,500,000	5.00%, 07/15/14	3,926,580

	Freddie Mac Gold — 1.2%
61,787	PL# E00532, 6.50%, 02/01/13	64,298
107,881	PL# E00542, 6.50%, 04/01/13	112,237
311,899	PL# E00676, 5.50%, 06/01/14	323,954

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Freddie Mac Gold (continued)

$612,477	PL# E89557, 5.50%, 04/01/17	$643,050
544,119	PL# G40426, 5.50%, 03/01/11	548,131
3,071,412	PL# M80812, 4.50%, 04/01/10	3,092,918

		4,784,588

	Government National Mortgage Association — 0.3%
1,122,645	PL# 436708, 5.75%, 12/15/22	1,183,186

	Total US Government Agency Securities (Cost $106,121,883)	108,886,487

	Corporate Bonds and Notes — 62.9%
	Banks and Financial Services — 15.6%
5,000,000	American Express Bank FSB, Series BKNT, Floating Rate, 0.58%, 06/22/09 (3)	4,932,285
2,500,000	Bank of America Corp., 2.38%, 06/22/12	2,526,048
1,500,000	Caterpillar Financial Services Corp., 4.30%, 06/01/10	1,501,187
3,475,000	Citigroup, Inc., 5.10%, 09/29/11	3,160,089
2,275,000	CME Group, Inc., 5.40%, 08/01/13	2,307,471
6,155,000	Credit Suisse First Boston USA, Inc., 4.70%, 06/01/09	6,177,249
7,200,000	General Electric Capital Corp., Series MTNA, 4.13%, 09/01/09	7,148,670
2,800,000	Goldman Sachs Group, Inc. (The), 6.88%, 01/15/11	2,829,532
4,000,000	Goldman Sachs Group, Inc. (The), Series MTNB, Floating Rate, 1.82%, 10/07/11 (2)	3,597,040
1,000,000	Goldman Sachs Group, Inc. (The), 1.70%, 03/15/11	1,003,564
5,600,000	JPMorgan Chase & Company, 4.75%, 05/01/13	5,428,181
6,125,000	Morgan Stanley, 6.75%, 04/15/11	6,129,716
3,670,000	NYSE Euronext, 4.80%, 06/28/13	3,665,842
5,675,000	SLM Corp., Series MTNA, 4.50%, 07/26/10	4,256,250
4,500,000	Wells Fargo & Company, Floating Rate, 1.29%, 03/23/10 (2)	4,381,884
3,000,000	Wells Fargo Bank, NA, Series BKNT, 6.45%, 02/01/11	2,939,475

		61,984,483

	Chemicals — 0.5%
1,855,000	Praxair, Inc., 3.95%, 06/01/13	1,856,799

	Consumer Goods and Services — 0.9%
3,455,000	Clorox Company, 4.20%, 01/15/10	3,478,943

	Equipment Rental and Leasing — 0.9%
5,420,000	International Lease Finance Corp., Series MTNQ, 5.75%, 06/15/11	3,521,092

	Insurance — 2.3%
6,000,000	Met Life Global Funding I — 144A, Series MTN, 5.75%, 07/25/11	5,914,722
3,115,000	Principal Life Income Funding Trust, Series MTN, 5.20%, 11/15/10	3,150,072

		9,064,794

	Machinery — 0.4%
1,390,000	Caterpillar, Inc., 7.25%, 09/15/09	1,416,997

	Office Equipment, Supplies, and Services — 0.7%
3,005,000	Xerox Corp., 5.50%, 05/15/12	2,602,540

	Pharmaceuticals/Research and Development — 0.6%
2,430,000	Pfizer, Inc., 4.45%, 03/15/12	2,495,982

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 10.5%
2,139,596	Bay View Auto Trust, Series 2005-LJ1, Class A4, 4.09%, 05/25/12	1,907,919
2,500,000	BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	2,529,519
3,000,000	Capital One Prime Auto Receivables Trust, Series 2007-1, Class B1, 5.76%, 12/15/13	2,369,698
1,638,275	Carmax Auto Owner Trust, Series 2005-2, Class A4, 4.34%, 09/15/10	1,641,639

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs (continued)

$617,977	Chase Manhattan Auto Owner Trust, Series 2006-A, Class CTFS, 5.47%, 01/15/13	$623,769
3,200,000	Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4, 5.11%, 04/15/14	3,268,836
3,800,000	Ford Credit Auto Owner Trust, Series 2005-C, Class B, 4.52%, 09/15/10	3,720,142
1,000,000	Ford Credit Auto Owner Trust, Series 2007-A, Class B, 5.60%, 10/15/12	770,310
2,000,000	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A4, 5.01%, 02/25/11	1,885,752
5,500,000	Huntington Auto Trust — 144A, Series 2008-1A, Class A3A, 4.81%, 04/16/12	5,480,119
2,869,651	Hyundai Auto Receivables Trust, Series 2006-B, Class B, 5.19%, 05/15/13	2,726,145
3,500,000	Hyundai Auto Receivables Trust, Series 2008-A, Class A3, 4.93%, 12/17/12	3,610,415
1,250,000	Susquehanna Auto Lease Trust — 144A, Series 2007-1, Class B, 5.31%, 07/14/10	1,229,305
5,400,000	USAA Auto Owner Trust, Series 2007-2, Class A4, 5.07%, 06/15/13	5,525,817
4,550,000	World Omni Auto Receivables Trust, Series 2006-B, Class A4, 5.12%, 06/15/12	4,594,863

		41,884,248

	Private Asset Backed: Banks and Financial Services — 3.6%
756,434	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3, Class A1, Floating Rate, 4.00%, 07/25/33 (3)	608,469
3,000,000	Caterpillar Financial Asset Trust, Series 2006-A, Class B, 5.71%, 06/25/12	2,670,682
1,552,234	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	1,560,412
2,476,583	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 08/10/42	2,385,597
2,529,266	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A1, 4.79%, 04/10/37	2,520,387
3,087,754	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A1, 5.74%, 07/10/38	3,087,857
1,230,644	Morgan Stanley Capital I, Series 2005-HQ6, Class A1, 4.65%, 08/13/42	1,222,650

		14,056,054

	Private Asset Backed: Credit Cards — 4.4%
3,000,000	Cabela’s Master Credit Card Trust — 144A, Series 2006-3A, Class A1, 5.26%, 10/15/14	2,799,226
3,000,000	Capital One Multi-Asset Execution Trust, Series 2006-A6, Class A6, 5.30%, 02/18/14	2,995,851
4,000,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	4,071,198
4,940,000	GE Capital Credit Card Master Note Trust, Series 2006-1, Class A, 5.08%, 09/15/12	4,935,789
3,000,000	GE Capital Credit Card Master Note Trust, Series 2007-3, Class B, 5.49%, 06/15/13	2,503,262

		17,305,326

	Private Asset Backed: Mortgage and Home Equity — 8.4%
189,822	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP4, Class A1, 5.06%, 11/15/16	188,683
952,154	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A1, 3.97%, 11/11/35	941,310
692,628	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR9, Class A1, 4.50%, 09/11/42	688,108
1,790,865	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T22, Class A1, 5.42%, 04/12/38	1,785,031

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$7,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW15, Class A2, 5.21%, 02/11/44	$5,734,490
2,828,616	Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A6, 4.43%, 10/25/14	2,116,483
2,319,726	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A1, 5.05%, 07/15/44	2,313,049
3,273,925	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A2, 4.18%, 11/15/37	3,147,750
218,252	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1, 5.56%, 06/10/38	218,024
2,614,836	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A2, 5.99%, 12/10/35	2,618,522
139,141	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A1, 4.01%, 06/10/48	138,835
394,183	GMAC Mortgage Corp. Loan Trust, Series 2004-GH1, Class A2, 4.39%, 12/25/25	367,258
348,693	Interstar Millennium Trust, Series 2003-3G, Class A2 (Australia), Floating Rate, 1.73%, 09/27/35 (2)	344,798
661,093	Interstar Millennium Trust, Series 2004-2G, Class A (Australia), Floating Rate, 1.72%, 03/14/36 (2)	637,293
422,975	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A1, 4.33%, 12/12/34	413,633
4,169,386	JPMorgan Mortgage Trust, Series 2006-S2, Class 1A17, 6.00%, 07/25/36	2,663,500
4,234	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	4,228
4,550,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	4,229,065
2,280,338	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF3, 4.44%, 07/25/35	1,962,549
3,090,751	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, 10/25/35	2,891,403

		33,404,012

	Private Asset Backed: Other — 5.6%
2,586,207	ALG Student Loan Trust — 144A, Series 2006-1A, Class A1, Floating Rate, 1.19%, 10/28/18 (2)	2,559,538
3,000,000	CNH Equipment Trust, Series 2006-B, Class B, 5.36%, 06/17/13	2,244,864
2,000,000	CNH Equipment Trust, Series 2007-A, Class B, 5.09%, 06/16/14	1,388,532
4,200,000	CNH Equipment Trust, Series 2007-B, Class A3A, 5.40%, 10/17/11	4,263,634
789,321	Crusade Global Trust, Series 2004-2, Class A1 (Australia), Floating Rate, 1.38%, 11/19/37 (2)	735,655
946,483	Goal Capital Funding Trust, Series 2006-1, Class A1, Floating Rate, 1.25%, 08/25/20 (2)	928,396
722,391	Great America Leasing Receivables — 144A, Series 2006-1, Class A3, 5.34%, 01/15/10	722,972
4,000,000	John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 04/15/14	3,906,817
3,501,000	Marlin Leasing Receivables LLC — 144A, Series 2006-1A, Class A4, 5.33%, 09/15/13	3,426,659
1,995,638	Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A5, 7.03%, 03/15/12	2,061,456

		22,238,523

	Private Asset Backed: Transportation — 1.0%
1,183,640	E-Trade RV and Marine Trust, Series 2004-1, Class A3, 3.62%, 10/08/18	1,113,719

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Transportation (continued)

$3,276,289	Railcar Leasing LLC — 144A, Series 1, Class A2, 7.13%, 01/15/13	$2,933,305

		4,047,024

	Real Estate Investment Trusts — 0.7%
3,190,000	Boston Properties LP, 6.25%, 01/15/13	2,677,712

	Retail — 2.0%
5,035,000	CVS Caremark Corp., Floating Rate, 1.56%, 06/01/10 (2)	4,851,650
2,895,000	Target Corp., 10.00%, 01/01/11	3,129,391

		7,981,041

	Telecommunications Equipment and Services — 1.6%
5,925,000	BellSouth Corp., 6.00%, 10/15/11	6,163,067

	Transportation — 0.2%
950,000	United Parcel Service, Inc., 3.88%, 04/01/14	952,325

	Utilities — 3.0%
5,125,000	Consolidated Edison Company of New York, Inc., 4.70%, 06/15/09	5,140,252
6,420,000	Exelon Generation Company LLC, 6.95%, 06/15/11	6,555,353

		11,695,605

	Total Corporate Bonds and Notes (Cost $263,789,066)	248,826,567

	Municipal Bonds — 1.3%
	Texas
5,080,000	Brazos Texas Higher Education Authority, Revenue Bond, Series A-5, 4.91%, 12/01/40 (Cost $5,025,110)	5,080,000

	Total Securities (Cost $399,802,072)	388,168,295

	Repurchase Agreements — 1.3%
5,047,318	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $5,047,319 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $5,151,392) (Cost $5,047,318)	5,047,318

	Total Investments — 99.4% (Cost $404,849,390)	393,215,613
	Other assets less liabilities — 0.6%	2,371,786

	Net Assets — 100.0%	$395,587,399

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $404,849,390.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$4,313,471
Gross unrealized depreciation	(15,947,248)

Net unrealized depreciation	$(11,633,777)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

INFLATION-PROTECTED SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Principal		Value

	US Treasury Securities — 96.3%
	US Treasury Inflation Index — 95.8%
$4,799,610	4.25%, 01/15/10	$4,930,102
9,358,141	3.50%, 01/15/11	9,770,479
6,979,078	3.38%, 01/15/12	7,421,817
13,842,123	2.00%, 04/15/12	14,240,084
11,536,122	3.00%, 07/15/12	12,275,149
20,879,759	1.88%, 07/15/13	21,401,753
32,522,686	2.00%, 01/15/14	33,508,512
30,239,460	2.00%, 07/15/14	31,222,242
6,628,192	1.63%, 01/15/15	6,694,474
24,447,734	1.88%, 07/15/15	25,081,859
13,423,389	2.00%, 01/15/16	13,847,058
17,086,573	2.50%, 07/15/16 (5)	18,261,275
12,651,182	2.38%, 01/15/17	13,433,974
4,252,697	2.63%, 07/15/17	4,618,165
3,642,908	1.63%, 01/15/18	3,681,614
2,814,654	1.38%, 07/15/18	2,791,785
3,382,552	2.13%, 01/15/19	3,601,363
36,281,752	2.38%, 01/15/25	37,698,989
21,432,749	2.00%, 01/15/26	21,191,631
11,787,531	2.38%, 01/15/27	12,310,603
18,113,767	1.75%, 01/15/28	17,343,932
3,080,414	3.63%, 04/15/28	3,797,571
4,975,498	2.50%, 01/15/29	5,387,529
18,697,952	3.88%, 04/15/29	24,015,182
886,081	3.38%, 04/15/32	1,138,337

		349,665,479

	US Treasury Notes — 0.5%
1,805,000	2.75%, 02/15/19	1,814,873

	Total US Treasury Securities (Cost $348,205,064)	351,480,352

	US Government Agency Securities — 0.2%
	Freddie Mac
890,000	Series MTN, 5.00%, 12/14/18 (Cost $863,480)	859,369

	Corporate Bonds and Notes — 1.9%
	Banks and Financial Services — 0.9%
649,000	Bear Stearns Companies, Inc. (The), Series CPI, Floating Rate, 1.89%, 03/10/14 (3)	575,514
315,000	International Bank for Reconstruction & Development, Series CPI (Supra National), Floating Rate, 0.13%, 12/10/13 (3)	288,672
1,530,000	JPMorgan Chase & Company, Series MTNC, Floating Rate, 1.76%, 06/28/09 (3)	1,457,326
1,055,000	Lehman Brothers Holdings, Inc., Series MTN, 5.63%, 01/24/13 (9)	126,600
1,243,000	Lehman Brothers Holdings, Inc., Series MTNG, Floating Rate, 6.29%, 06/02/09 (3) (9)	149,160
370,000	SLM Corp., Series CPI, Floating Rate, 1.47%, 06/01/09 (3)	360,206
900,000	SLM Corp., Series CPI, Floating Rate, 2.21%, 01/31/14 (3)	282,753

		3,240,231

	Private Asset Backed: Credit Cards — 0.3%
1,100,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	1,106,841

	Private Asset Backed: Mortgage and Home Equity — 0.4%
207,633	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A, Floating Rate, 0.63%, 03/25/37 (3)	171,375
1,971,011	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, Floating Rate, 0.74%, 03/20/47 (3)	713,902
695,000	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41	604,515

		1,489,792

	Telecommunications Equipment and Services — 0.3%
850,000	Verizon Wireless — 144A, 8.50%, 11/15/18	970,973

	Total Corporate Bonds and Notes (Cost $10,128,143)	6,807,837

	Total Securities (Cost $359,196,687)	359,147,558

See notes to portfolios of investments.

INFLATION-PROTECTED SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Repurchase Agreements — 1.1%
$3,865,564	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $3,865,565 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $3,947,235) (Cost $3,865,564)	$3,865,564

	Total Investments — 99.5% (Cost $363,062,251)	363,013,122
	Other assets less liabilities — 0.5%	1,895,467

	Net Assets — 100.0%	$364,908,589

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $363,062,251.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$6,524,691
Gross unrealized depreciation	(6,573,820)

Net unrealized depreciation	$(49,129)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Principal		Value

	US Treasury Securities — 0.6%
	US Treasury Bonds — 0.6%
$6,550,000	8.13%, 08/15/19	$9,497,500

	US Treasury Notes — 0.0%
190,000	1.88%, 02/28/14	192,079

	Total US Treasury Securities (Cost $9,407,374)	9,689,579

	US Government Agency Securities — 64.1%
	Asset Backed: Mortgage and Home Equity — 0.7%
19,491,723	Fannie Mae IO Strips, Series 378, Class 4, 5.00%, 07/01/36	2,092,497
3,755,831	Fannie Mae IO Strips, Series 387, Class 5, 5.00%, 03/25/38	492,518
2,122,607	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29	2,240,450
4,704,071	Freddie Mac, Series 2825, Class VP, 5.50%, 06/15/15	4,956,443

		9,781,908

	Asset Backed: US Government Agencies — 0.1%
716,162	Small Business Administration, Series 2002-P10B, Class 1, 5.20%, 08/10/12	738,698
1,178,615	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 02/10/14	1,178,257

		1,916,955

	Fannie Mae — 38.1%
4,100,000	5.25%, 08/01/12	4,292,659
10,200,000	4.63%, 05/01/13	10,427,868
15,875,000	2.88%, 12/11/13 (5) (6)	16,227,917
29,800,000	2.75%, 03/13/14	30,155,723
12,480,000	5.38%, 06/12/17	13,932,709
658	PL# 253346, 7.50%, 06/01/30	712
19,599	PL# 253990, 7.00%, 09/01/16	20,593
251,636	PL# 254346, 6.50%, 06/01/32	267,086
215,983	PL# 254406, 6.50%, 08/01/32	229,243
10,172	PL# 255032, 5.50%, 12/01/18	10,688
465,820	PL# 323842, 5.50%, 07/01/14	489,655
1,066	PL# 503916, 7.50%, 06/01/29	1,156
331	PL# 527717, 7.50%, 01/01/30	358
910	PL# 533841, 7.50%, 12/01/30	985
21,042	PL# 535103, 7.00%, 01/01/15	21,992
240,126	PL# 535675, 7.00%, 01/01/16	251,739
1,030	PL# 535811, 6.50%, 04/01/31	1,095
467	PL# 540211, 7.50%, 06/01/30	506
1,302	PL# 542999, 7.50%, 08/01/30	1,410
75,512	PL# 545249, 5.50%, 10/01/16	79,328
400,227	PL# 545298, 5.50%, 11/01/16	420,455
4,220	PL# 545363, 5.50%, 11/01/16	4,434
1,508,642	PL# 545411, 5.50%, 01/01/17	1,584,891
21,212	PL# 545477, 7.00%, 03/01/32	22,845
174,222	PL# 545759, 6.50%, 07/01/32	184,918
700,001	PL# 545760, 6.50%, 07/01/32	742,978
127,708	PL# 545762, 6.50%, 07/01/32	135,549
20,476	PL# 549659, 7.00%, 02/01/16	21,514
4,593	PL# 550440, 7.00%, 02/01/16	4,826
180,600	PL# 555114, 5.50%, 12/01/17	189,615
300,836	PL# 555254, 6.50%, 01/01/33	319,683
48,122,001	PL# 555430, 5.00%, 05/01/33 (6)	49,817,550
174,962	PL# 555798, 6.50%, 05/01/33	185,922
1,558	PL# 558362, 7.50%, 11/01/30	1,687
363	PL# 558519, 7.50%, 11/01/30	393
1,237	PL# 559741, 7.50%, 01/01/31	1,340
2,699	PL# 561678, 7.50%, 12/01/30	2,922
1,440	PL# 564080, 7.50%, 12/01/30	1,559
1,361	PL# 564529, 7.50%, 12/01/30	1,474
49,396	PL# 572453, 5.50%, 04/01/16	51,893
6,211	PL# 575285, 7.50%, 03/01/31	6,727
4,341	PL# 579161, 6.50%, 04/01/31	4,613
272,993	PL# 580165, 5.50%, 09/01/16	286,791
9,419	PL# 580179, 7.00%, 10/01/16	9,897
36,121	PL# 580515, 5.50%, 04/01/16	37,947
126,987	PL# 589120, 5.50%, 11/01/16	133,405
1,080	PL# 589405, 7.50%, 06/01/31	1,170
5,637	PL# 589893, 7.00%, 06/01/31	6,075
4,542	PL# 592129, 7.50%, 06/01/31	4,919
4,068	PL# 596895, 6.50%, 07/01/31	4,323
6,986	PL# 598125, 7.00%, 09/01/16	7,340
6,502	PL# 602148, 5.50%, 09/01/16	6,831
48,694	PL# 604517, 5.50%, 11/01/16	51,155
5,694	PL# 606551, 6.50%, 10/01/31	6,051
31,923	PL# 607386, 5.50%, 11/01/16	33,537
46,647	PL# 607493, 5.50%, 11/01/16	49,005
21,798	PL# 610128, 7.00%, 10/01/31	23,489
163,588	PL# 610579, 5.50%, 12/01/16	171,856
7,513	PL# 611323, 7.00%, 10/01/16	7,894
20,890	PL# 612071, 5.50%, 11/01/16	21,946
123,783	PL# 614506, 5.50%, 11/01/16	130,039
1,205,728	PL# 619054, 5.50%, 02/01/17	1,265,914
4,914	PL# 622119, 6.50%, 01/01/32	5,222
193,348	PL# 624035, 6.50%, 01/01/32	207,888
7,559	PL# 629236, 6.50%, 02/01/32	8,023
457,767	PL# 631321, 5.50%, 02/01/17	480,617
28,822	PL# 631606, 5.50%, 03/01/17	30,261
34,676	PL# 632269, 7.00%, 05/01/32	37,367
6,547	PL# 634563, 6.50%, 03/01/32	6,949
186,978	PL# 635164, 6.50%, 08/01/32	198,458
1,082	PL# 644932, 6.50%, 07/01/32	1,149
396,719	PL# 648795, 6.50%, 08/01/32	421,076
130,951	PL# 650206, 5.50%, 01/01/18	137,487
68,481	PL# 650291, 6.50%, 07/01/32	72,686

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$187,314	PL# 651649, 6.50%, 08/01/32	$198,814
722,531	PL# 652127, 6.50%, 06/01/32	766,892
2,060	PL# 663353, 6.50%, 09/01/32	2,187
27,860	PL# 664188, 5.50%, 09/01/17	29,251
37,538	PL# 664194, 5.50%, 09/01/17	39,412
318,749	PL# 670402, 6.50%, 06/01/32	338,319
139,022	PL# 675314, 5.50%, 12/01/17	145,962
227,894	PL# 676800, 5.50%, 01/01/18	239,269
320,184	PL# 679631, 5.50%, 02/01/18	335,766
6,211	PL# 681343, 5.50%, 02/01/18	6,514
255,186	PL# 683199, 5.50%, 02/01/18	267,605
4,155,979	PL# 687889, 5.50%, 03/01/33	4,331,634
5,431	PL# 694372, 6.50%, 11/01/32	5,764
55,217	PL# 695925, 5.50%, 05/01/18	57,904
6,553	PL# 701236, 5.50%, 05/01/18	6,872
6,290	PL# 708637, 5.50%, 06/01/18	6,596
10,181	PL# 725071, 5.50%, 12/01/18	10,676
6,114,231	PL# 725162, 6.00%, 02/01/34	6,419,286
8,645	PL# 725269, 5.50%, 03/01/19	9,077
169,182	PL# 725407, 6.50%, 01/01/34	179,781
243,025	PL# 725418, 6.50%, 05/01/34	258,250
3,497,187	PL# 725519, 5.50%, 05/01/19	3,671,755
3,912,021	PL# 725704, 6.00%, 08/01/34 (6)	4,107,201
8,591	PL# 732724, 5.50%, 08/01/18	9,009
13,379,829	PL# 735141, 5.50%, 01/01/35	13,928,610
3,032,225	PL# 735454, 5.50%, 11/01/18	3,183,583
20,935,083	PL# 735504, 6.00%, 04/01/35	21,992,672
828,518	PL# 735611, 5.50%, 03/01/20	869,875
17,028,884	PL# 735667, 5.00%, 07/01/35	17,612,921
2,926,500	PL# 739821, 5.00%, 09/01/33	3,029,613
6,802	PL# 741355, 5.50%, 10/01/18	7,133
8,650,714	PL# 745193, 5.50%, 06/01/20	9,082,529
19,303,960	PL# 745412, 5.50%, 12/01/35	20,095,724
3,674	PL# 748655, 6.50%, 09/01/33	3,895
2,406	PL# 749118, 5.50%, 11/01/18	2,523
11,409	PL# 749153, 5.50%, 11/01/18	11,964
6,793	PL# 753643, 5.50%, 11/01/18	7,124
16,022	PL# 755167, 5.50%, 11/01/18	16,801
113,971	PL# 757687, 5.50%, 07/01/34	118,646
9,232	PL# 759423, 5.50%, 01/01/19	9,669
6,421	PL# 761018, 5.50%, 12/01/18	6,733
25,151	PL# 761808, 5.50%, 05/01/18	26,407
335,085	PL# 766312, 5.50%, 03/01/19	350,973
158,135	PL# 768313, 5.50%, 01/01/19	165,831
150,099	PL# 781889, 5.50%, 03/01/17	157,685
947,888	PL# 826273, 6.00%, 07/01/20	993,436
7,688,283	PL# 850867, Variable Rate, 5.61%, 01/01/36 (1)	7,992,385
1,610,993	PL# 869713, 6.50%, 04/01/36	1,699,079
64,401	PL# 893318, 6.50%, 08/01/36	68,328
3,212,976	PL# 900700, 6.50%, 09/01/36	3,388,654
3,236,129	PL# 911650, 6.50%, 01/01/37	3,413,073
4,058,969	PL# 922227, 6.50%, 12/01/36	4,280,904
8,703,729	PL# 929940, 6.00%, 09/01/38	9,100,772
2,590,870	PL# 959905, 6.50%, 11/01/37	2,732,388
80,650	PL# 974642, 6.00%, 03/01/38	84,329
3,441,057	PL# 990637, 6.50%, 09/01/38	3,629,013
2,724,914	PL# 991387, 6.50%, 10/01/38	2,873,753
5,922,841	PL# 995316, 5.00%, 12/01/34	6,131,529
17,195,000	PL# AA2179, 4.50%, 02/01/39	17,590,787
2,860,000	PL# AA3920, 4.50%, 03/01/39	2,925,830
1,675,000	PL# AA3921, 4.50%, 03/01/39	1,713,554
17,570,000	PL# AA4298, 4.50%, 03/01/29	18,018,344
12,399,494	PL# MA0005, 4.50%, 03/01/29	12,715,899
53,000,000	TBA, 5.00%, 04/01/24	54,954,376
2,900,000	TBA, 6.00%, 04/01/24	3,035,030
19,400,000	TBA, 4.50%, 04/01/39	19,824,375
126,900,000	TBA, 5.00%, 04/01/39	130,944,939
9,200,000	TBA, 5.50%, 04/01/39	9,547,870
1,400,000	TBA, 6.00%, 04/01/39	1,462,125
3,200,000	TBA, 6.50%, 04/01/39	3,370,000

		568,603,456

	Federal Agricultural Mortgage Corporation — 4.7%
20,230,000	3.88%, 08/19/11	21,266,585
45,175,000	144A, 5.50%, 07/15/11	48,398,146

		69,664,731

	Federal Home Loan Bank — 2.1%
9,195,000	5.63%, 06/13/16	8,976,508
20,865,000	5.38%, 05/15/19	22,903,907

		31,880,415

	Freddie Mac — 4.1%
16,800,000	4.75%, 06/28/12	18,185,916
9,800,000	5.75%, 06/27/16	10,215,108
3,098,784	PL# 1B2853, Variable Rate, 4.36%, 04/01/35 (1)	3,158,539
9,613,827	PL# 1G1119, Variable Rate, 4.75%, 09/01/35 (1)	9,768,055
11,813,270	PL# 1J1827, HB, 5.30%, 07/01/38	12,161,571
8,048,248	PL# 1L0289, Variable Rate, 5.20%, 12/01/35 (1)	8,285,785

		61,774,974

	Freddie Mac Gold — 5.6%
210,871	PL# A32037, 5.00%, 03/01/35	218,031

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Freddie Mac Gold (continued)

$22,406	PL# A38585, 5.50%, 10/01/35	$23,300
537,220	PL# A62169, 5.50%, 06/01/37	558,033
1,759,580	PL# A63042, 5.50%, 07/01/37	1,827,750
2,337,412	PL# A65021, 5.50%, 08/01/37	2,427,969
1,109,979	PL# A68033, 5.50%, 08/01/37	1,152,982
2,220,251	PL# A68438, 5.50%, 11/01/37	2,306,269
4,522,696	PL# A84588, 4.50%, 02/01/39	4,621,719
12,405,000	PL# A85070, 4.50%, 03/01/39	12,676,603
727,353	PL# C01271, 6.50%, 12/01/31	773,054
2,304,750	PL# C57150, 6.00%, 05/01/31	2,424,782
2,762	PL# C67653, 7.00%, 06/01/32	2,967
39,600	PL# C67868, 7.00%, 06/01/32	42,549
9,611	PL# C67999, 7.00%, 06/01/32	10,327
61,575	PL# C68001, 7.00%, 06/01/32	66,159
10,326	PL# E00570, 6.00%, 09/01/13	10,743
222,482	PL# E00592, 6.00%, 12/01/13	231,380
11,394	PL# E00720, 6.00%, 07/01/14	11,862
12,539	PL# E01007, 6.00%, 08/01/16	13,109
42,396	PL# E01095, 6.00%, 01/01/17	44,338
10,951	PL# E69171, 6.00%, 02/01/13	11,501
4,956	PL# E73319, 6.00%, 11/01/13	5,205
17,000	PL# E73769, 6.00%, 12/01/13	17,854
8,758	PL# E75990, 6.00%, 04/01/14	9,112
16,503	PL# E76341, 6.00%, 04/01/14	17,347
23,958	PL# E76730, 6.00%, 05/01/14	25,184
15,845	PL# E76731, 6.00%, 05/01/14	16,656
13,400	PL# E78995, 6.00%, 11/01/14	14,085
148,812	PL# E84191, 6.00%, 07/01/16	156,844
2,354	PL# E84758, 5.50%, 07/01/16	2,472
10,762	PL# E85885, 6.00%, 11/01/16	11,343
149,164	PL# E86502, 5.50%, 12/01/16	156,703
3,422	PL# E86565, 5.50%, 12/01/16	3,595
144,323	PL# E87961, 6.00%, 02/01/17	152,113
250,443	PL# E88001, 6.00%, 02/01/17	263,805
36,448	PL# E88452, 6.00%, 03/01/17	38,393
162,782	PL# E88749, 6.00%, 03/01/17	171,569
219,077	PL# E88789, 6.00%, 04/01/17	230,765
91,208	PL# E88979, 5.50%, 04/01/17	95,760
195,408	PL# E89282, 6.00%, 04/01/17	205,834
413,970	PL# E89336, 6.00%, 05/01/17	436,057
14,118	PL# E89653, 6.00%, 04/01/17	14,880
273,201	PL# E89913, 6.00%, 05/01/17	287,777
518,702	PL# E91644, 5.50%, 10/01/17	544,593
130,713	PL# E91754, 5.50%, 10/01/17	137,238
218,137	PL# E91774, 5.50%, 10/01/17	229,025
104,533	PL# E91968, 5.50%, 10/01/17	109,751
183,493	PL# E92113, 5.50%, 10/01/17	192,652
914,842	PL# G01391, 7.00%, 04/01/32	990,358
2,397,732	PL# G03358, 5.50%, 08/01/37	2,490,626
9,130	PL# G11111, 6.00%, 04/01/16	9,605
2,067,684	PL# M80813, 4.00%, 04/01/10	2,085,400
24,000,000	TBA, 4.50%, 04/01/24	24,690,001
3,000,000	TBA, 5.00%, 04/01/24	3,109,687
300,000	TBA, 4.50%, 04/01/39	306,188
16,300,000	TBA, 5.50%, 04/01/39	16,911,251

		83,595,155

	Government National Mortgage Association — 8.6%
77,120	PL# 3173, 6.50%, 12/20/31	82,212
547	PL# 434615, 7.00%, 11/15/29	588

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Government National Mortgage Association (continued)

$140,170	PL# 435071, 7.00%, 03/15/31	$150,772
15,249	PL# 493966, 7.00%, 06/15/29	16,392
35,943	PL# 494742, 7.00%, 04/15/29	38,636
903	PL# 530260, 7.00%, 02/15/31	972
132,852	PL# 531025, 6.00%, 04/15/32	139,821
352	PL# 538271, 7.00%, 11/15/31	378
61,023	PL# 538312, 6.00%, 02/15/32	64,224
94,611	PL# 543989, 7.00%, 03/15/31	101,767
763	PL# 547545, 7.00%, 04/15/31	821
180,327	PL# 550985, 7.00%, 10/15/31	193,966
9,084	PL# 552413, 7.00%, 02/15/32	9,707
63,770	PL# 554808, 6.00%, 05/15/31	67,135
54,697	PL# 555360, 6.00%, 06/15/31	57,583
61,658	PL# 555733, 6.00%, 03/15/32	64,893
443	PL# 557664, 7.00%, 08/15/31	477
24,942	PL# 557678, 7.00%, 08/15/31	26,828
3,670	PL# 561050, 7.00%, 05/15/31	3,948
273	PL# 561996, 7.00%, 07/15/31	294
9,850	PL# 563346, 7.00%, 09/15/31	10,595
36,201	PL# 563599, 7.00%, 06/15/32	38,686
61,896	PL# 564086, 7.00%, 07/15/31	66,578
27,018	PL# 564300, 6.00%, 08/15/31	28,444
5,590	PL# 564706, 7.00%, 07/15/31	6,013
35,745	PL# 565808, 6.00%, 11/15/31	37,631
122,525	PL# 567622, 6.00%, 04/15/32	128,951
61,585	PL# 569567, 7.00%, 01/15/32	65,812
50,584	PL# 570517, 6.00%, 01/15/32	53,237
38,218	PL# 572821, 6.00%, 12/15/31	40,235
59,322	PL# 574873, 6.00%, 12/15/31	62,452
70,163	PL# 575906, 6.00%, 01/15/32	73,843
33,782	PL# 576323, 6.00%, 12/15/31	35,564
1,218	PL# 579377, 7.00%, 04/15/32	1,301
177,518	PL# 581015, 7.00%, 02/15/32	189,701
72,065	PL# 581070, 6.00%, 02/15/32	75,845
30,826	PL# 582956, 7.00%, 02/15/32	32,941
155,942	PL# 587122, 7.00%, 06/15/32	166,645
4,745	PL# 587494, 7.00%, 06/15/32	5,070
430	PL# 589696, 7.00%, 05/15/32	460
12,038	PL# 780802, 6.50%, 05/15/28	12,861
20,120	PL# 781113, 7.00%, 11/15/29	21,628
130,023	PL# 781148, 6.00%, 07/15/29	136,734
62,202	PL# 781276, 6.50%, 04/15/31	66,457
17,829	PL# 781287, 7.00%, 05/15/31	19,171
27,934	PL# 781324, 7.00%, 07/15/31	30,043
157,316	PL# 781328, 7.00%, 09/15/31	169,150
124,121	PL# 781330, 6.00%, 09/15/31	130,479
31,395	PL# 781496, 6.50%, 09/15/32	33,519
40,995	PL# 781548, 7.00%, 11/15/32	44,091
25,075	PL# 781584, 7.00%, 05/15/32	26,967
2,029,448	PL# 781804, 6.00%, 09/15/34	2,125,032
1,773,516	PL# 781847, 6.00%, 12/15/34	1,856,924
1,734,968	PL# 781902, 6.00%, 02/15/35	1,816,485
6,000,000	TBA, 5.50%, 04/01/39	6,234,390
44,300,000	TBA, 4.50%, 05/01/39	45,158,313
47,100,000	TBA, 5.50%, 05/01/39	48,807,468
6,300,000	TBA, 5.50%, 05/01/39	6,538,216
12,500,000	TBA, 6.00%, 05/01/39	13,007,813

		128,377,159

	Resolution Funding Strips — 0.1%
1,200,000	Zero coupon, 07/15/18 (8)	847,900
1,200,000	Zero coupon, 10/15/18 (8)	839,617

		1,687,517

	Total US Government Agency Securities (Cost $939,207,629)	957,282,270

	Corporate Bonds and Notes — 56.2%
	Automobile: Rental — 0.1%
1,425,000	Hertz Corp., 8.88%, 01/01/14	863,906

	Banks and Financial Services — 13.0%
3,000,000	Bank of America Corp., 7.80%, 09/15/16	1,926,795
4,550,000	Bank of America Corp., 6.00%, 09/01/17	3,872,824
2,675,000	Bank of America Corp., 5.75%, 12/01/17	2,246,428
7,565,000	Bear Stearns Companies, Inc. (The), Series MTN, 6.95%, 08/10/12	7,703,946
1,000,000	Bear Stearns Companies, Inc. (The), Series MTNB, 4.55%, 06/23/10	987,042
6,755,000	BP Capital Markets, PLC (United Kingdom), 3.13%, 03/10/12	6,782,810
3,980,000	Citigroup, Inc., 4.13%, 02/22/10	3,841,528
1,000,000	Citigroup, Inc., 5.30%, 10/17/12	881,407
5,075,000	Eksportfinans A/S (Norway), 5.50%, 05/25/16	5,354,556
24,800,000	General Electric Capital Corp., 1.80%, 03/11/11	24,865,992
14,675,000	General Electric Capital Corp., 5.00%, 11/15/11	14,593,334
2,315,000	General Electric Capital Corp., Series GMTN, 6.15%, 08/07/37	1,711,986
5,680,000	General Electric Capital Corp., Series MTN, 5.00%, 04/10/12	5,495,320

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$3,230,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1)	$1,344,781
8,095,000	Goldman Sachs Group, Inc., 5.25%, 10/15/13	7,559,071
300,000	Icahn Enterprises Finance Corp., 8.13%, 06/01/12	255,000
4,045,000	Icahn Enterprises Finance Corp., 7.13%, 02/15/13	3,215,775
1,100,000	JPMorgan Chase & Company, 7.00%, 11/15/09	1,113,543
12,600,000	JPMorgan Chase & Company, 2.20%, 06/15/12	12,699,540
7,750,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 07/05/17	7,414,007
1,945,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	1,823,196
14,875,000	Kreditanstalt fur Wiederaufbau (Germany), 3.50%, 03/10/14 (6)	14,957,303
2,250,000	Lehman Brothers Holdings, Inc., 6.50%, 07/19/17 (9)	225
4,400,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12 (9)	561,000
5,730,000	Lehman Brothers Holdings, Inc., Series MTN, 5.63%, 01/24/13 (9)	687,600
2,005,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17 (9)	201
3,800,000	Lehman Brothers Holdings, Inc., Series MTN, 7.00%, 09/27/27 (9)	484,500
425,000	Morgan Stanley, 6.75%, 04/15/11	425,327
19,360,000	Morgan Stanley, Floating Rate, 1.65%, 01/09/12 (2)	15,537,988
565,000	Morgan Stanley, Series MTN, 6.25%, 08/28/17	524,423
18,175,000	Private Expert Funding Corp., Series Y, 3.55%, 04/15/13	18,905,235
3,365,000	SLM Corp., Series MTN, 5.40%, 10/25/11	2,086,300
2,370,000	SLM Corp., Series MTNA, 4.00%, 01/15/10	1,999,939
10,780,000	UBS AG Stamford Branch, Series DPNT (Switzerland), 5.88%, 12/20/17	9,271,781
5,900,000	UBS AG Stamford Branch, Series MTN (Switzerland), 5.75%, 04/25/18	4,935,079
4,890,000	Wachovia Bank NA, Series BKNT, 6.60%, 01/15/38	3,867,281
4,090,000	Wells Fargo & Company, 4.63%, 08/09/10	4,038,826

		193,971,889

	Broadcast Services/Media — 2.2%
5,279,000	Comcast Cable Communications Holdings, 8.38%, 03/15/13	5,645,516
1,800,000	Comcast Cable Communications, Inc., 6.75%, 01/30/11	1,862,449
965,000	Comcast Corp., 7.05%, 03/15/33	896,819
7,165,000	Comcast Corp., 6.95%, 08/15/37	6,672,135
465,000	Cox Communications, Inc., 7.75%, 11/01/10	473,465
3,525,000	Cox Communications, Inc. — 144A, 8.38%, 03/01/39	3,307,331
1,070,000	News America Holdings, 7.63%, 11/30/28	920,756
260,000	News America, Inc., 7.28%, 06/30/28	215,956
1,675,000	TCI Communications, Inc., 7.13%, 02/15/28	1,472,921
9,150,000	Time Warner Cable, Inc., 6.20%, 07/01/13	8,907,416
725,000	Time Warner Entertainment, 8.38%, 07/15/33	685,862
1,910,000	Time Warner, Inc., 7.57%, 02/01/24	1,761,503

		32,822,129

	Business Services and Supplies — 0.0%
750,000	First Data Corp., 9.88%, 09/24/15	438,750

	Chemicals — 0.1%
1,500,000	Huntsman International LLC, 7.88%, 11/15/14	615,000
755,000	Huntsman International LLC, 7.38%, 01/01/15	309,550

		924,550

	Computer Equipment, Software and Services — 0.7%
1,945,000	International Business Machines Corp., 5.70%, 09/14/17	2,014,771
5,000,000	International Business Machines Corp., 7.63%, 10/15/18	5,735,970

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Computer Equipment, Software and Services (continued)

$2,980,000	Oracle Corp., 5.75%, 04/15/18	$3,109,985

		10,860,726

	Construction Services and Supplies — 0.1%
2,875,000	Belvoir Land LLC — 144A, 5.40%, 12/15/47	1,789,228

	Electronics — 0.0%
470,000	L-3 Communications Corp., 5.88%, 01/15/15	435,925
155,000	L-3 Communications Corp., Series B, 6.38%, 10/15/15	146,088

		582,013

	Entertainment, Leisure and Recreation — 0.0%
809,320	Harrah’s Operating Company, Inc. — 144A, 10.00%, 12/15/18	242,796

	Environmental Waste Management and Recycling Services — 0.0%
560,000	Aleris International, Inc., 9.00%, 12/15/14 (9)(12)	392

	Food and Beverage — 0.6%
4,792,000	Kraft Foods, Inc., 6.50%, 08/11/17	4,934,505
4,375,000	Kraft Foods, Inc., 6.13%, 02/01/18	4,384,883

		9,319,388

	Insurance — 0.7%
5,355,000	Hartford Life Global Funding, Series MTN, Floating Rate, 1.49%, 09/15/09 (2)	5,049,545
6,550,000	MetLife Global Funding I — 144A, 5.13%, 04/10/13	5,982,057

		11,031,602

	Internet Services — 0.3%
5,565,000	Expedia, Inc., 7.46%, 08/15/18	4,674,600

	Machinery — 0.1%
2,150,000	Atlantic Marine, Inc. — 144A, 5.34%, 12/01/50	1,362,563

	Medical Equipment, Supplies, and Services — 0.8%
1,575,000	Roche Holdings, Inc. — 144A, Floating Rate, 3.25%, 02/25/11 (2)	1,572,204
7,050,000	Roche Holdings, Inc. — 144A, 5.00%, 03/01/14	7,215,866
3,600,000	WellPoint, Inc., 5.95%, 12/15/34	2,943,245

		11,731,315

	Metals and Mining — 0.1%
1,999,000	Ispat Inland ULC (Canada), 9.75%, 04/01/14	1,819,090

	Oil, Coal and Gas — 1.6%
4,000,000	Anadarko Petroleum Corp., 5.95%, 09/15/16	3,445,120
2,965,000	Arch Western Finance, 6.75%, 07/01/13	2,712,975
2,000,000	Canadian National Resources (Canada), 6.25%, 03/15/38	1,540,500
120,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	37,800
1,500,000	ConocoPhillips, 6.50%, 02/01/39	1,463,214
1,425,000	Consolidated Natural Gas, Series A, 5.00%, 03/01/14	1,395,944
365,000	El Paso Natural Gas, 8.63%, 01/15/22	350,400
2,600,000	Enterprise Products Operating LP, 4.95%, 06/01/10	2,554,916
7,700,000	Shell International Finance BV (the Netherlands), 4.00%, 03/21/14	7,808,039
665,000	Tennessee Gas Pipeline Company, 7.00%, 10/15/28	565,687
1,700,000	XTO Energy, Inc., 6.75%, 08/01/37	1,547,197

		23,421,792

	Paper and Forest Products — 0.0%
400,000	Catalyst Paper Corp., Series D (Canada), 8.63%, 06/15/11	183,000

	Pharmaceuticals/Research and Development — 1.5%
3,660,000	Abbott Laboratories, 5.13%, 04/01/19	3,680,968
530,000	Bio-Rad Laboratories, Inc., 6.13%, 12/15/14	458,450
600,000	Bristol-Myers Squibb, 6.88%, 08/01/97	587,555
3,235,000	Eli Lilly & Company, 3.55%, 03/06/12	3,305,112
5,335,000	Novartis Securities Investment, Ltd. (Bermuda), 5.13%, 02/10/19	5,416,743

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Pharmaceuticals/Research and Development (continued)

$7,175,000	Pfizer, Inc., 5.35%, 03/15/15	$7,569,955
1,580,000	Wyeth, 6.00%, 02/15/36	1,474,431

		22,493,214

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 2.0%
2,038,476	Daimler Chrysler Auto Trust, Series 2006-B, Class A3, 5.33%, 08/08/10	2,044,557
18,560,713	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, 5.22%, 11/15/11	18,830,823
8,995,000	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, 07/15/11	9,000,959

		29,876,339

	Private Asset Backed: Banks and Financial Services — 3.3%
2,935,866	Banc of America Alternative Loan Trust, Series 2004-7, Class 4A1, 5.00%, 08/25/19	2,603,746
4,185,000	SLM Student Loan Trust, Series 2005-4, Class A2, Floating Rate, 1.24%, 04/26/21 (2)	4,044,834
598,796	SLM Student Loan Trust, Series 2005-5, Class A1, Floating Rate, 1.16%, 01/25/18 (2)	598,507
18,210,000	SLM Student Loan Trust, Series 2008-5, Class A2, Floating Rate, 2.26%, 10/25/16 (2)	18,033,823
4,600,000	SLM Student Loan Trust, Series 2008-5, Class A3, Floating Rate, 2.46%, 01/25/18 (2)	4,435,708
12,410,000	SLM Student Loan Trust, Series 2008-5, Class A4 (Luxembourg), Floating Rate, 2.86%, 07/25/23 (2)	11,729,728
7,484,725	Washington Mutual Asset Securities Corp. — 144A, Series 2005-C1A, Class A2, 5.15%, 05/25/36	7,425,131

		48,871,477

	Private Asset Backed: Credit Cards — 0.8%
12,275,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	12,351,344

	Private Asset Backed: Mortgage and Home Equity — 24.2%
9,363,672	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, 11/15/31	9,404,084
7,506,607	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, 04/15/36	7,417,947
16,715,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 07/11/43	15,734,556
11,170,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, 06/11/35	10,733,132
13,250,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, Floating Rate, 5.87%, 04/10/49 (3)	9,606,985
4,171,946	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, Floating Rate, 5.48%, 11/25/34 (3)	3,650,976
4,443,544	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, Floating Rate, 5.33%, 03/25/35 (3)	2,759,996
191,351	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001, Class A1, 6.08%, 02/15/35	191,741
2,545,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class A4, 4.67%, 06/11/41	2,002,744
3,066,818	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.32%, 10/15/32	3,100,498
1,585,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	1,097,068
11,764,278	Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, Floating Rate, 5.34%, 08/25/35 (3)	8,916,771
3,091,422	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A, Floating Rate, 0.63%, 03/25/37 (3)	2,551,582

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$1,037,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	$690,303
3,487,500	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4, Floating Rate, 6.01%, 07/10/17 (3)	2,536,104
5,960,263	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	3,324,712
5,505,617	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, Floating Rate, 0.74%, 03/20/47 (3)	1,994,142
5,656,308	Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1A31, 5.50%, 04/25/37	3,252,890
2,485,214	Countrywide Home Loans, Series 2006-OA5, Class 2A1, Floating Rate, 0.72%, 04/25/36 (3)	884,582
7,975,207	Countrywide Home Loans, Series 2007-16, Class A1, 6.50%, 10/25/37	4,411,286
10,280,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36	9,732,214
14,005,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 05/15/38	12,074,609
3,878,716	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 0.72%, 02/25/47 (3)	1,405,550
4,187,013	DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	4,268,774
12,211,655	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, 01/12/1943	12,463,088
10,380,000	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35	10,033,600
11,875,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, 08/11/36	11,230,172
3,642,558	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2, 7.18%, 08/15/36	3,660,901
3,330,000	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 06/10/36	3,178,622
11,200,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 01/10/12	8,762,681
12,905,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	9,296,322
3,175,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.75%, 07/10/39	2,348,617
5,027,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	2,183,006
2,356,360	GSR Mortgage Loan Trust, Series 2004-9, Class 3A1, Floating Rate, 4.33%, 08/25/34 (3)	1,705,853
2,792,891	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, Floating Rate, 4.91%, 01/25/35 (3)	1,615,975
8,309,917	GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.25%, 07/25/35	5,334,495
5,649,474	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, Floating Rate, 0.71%, 08/25/46 (3)	2,933,167
623,986	Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, Floating Rate, 0.89%, 09/19/35 (3)	252,896
8,585,248	Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, Floating Rate, 0.73%, 12/19/36 (3)	3,001,451
4,209,777	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, Floating Rate, 5.90%, 09/25/36 (3)	2,245,831
1,750,618	JPMorgan Chase Commercial Mortgage Securities Corp. — 144A, Series 2004-CB8, Class A1A, 4.16%, 01/12/39	1,363,342

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$10,490,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35	$10,354,179
6,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3, 6.43%, 04/15/35	6,602,879
8,641,638	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	8,740,148
9,350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	7,038,975
12,947,674	JPMorgan Mortgage Trust, Series 2006-A2, Class 4A1, Floating Rate, 3.88%, 08/25/34 (3)	9,576,733
1,493,055	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 07/25/36	1,084,799
4,632,215	JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 08/25/36	3,433,038
1,249,519	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, 03/25/22	927,768
3,868,269	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.75%, 03/25/37	2,527,889
4,556,417	JPMorgan Mortgage Trust, Series 2007-S2, Class 1A15, 6.75%, 06/25/37	2,928,111
12,936,642	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 05/15/25	13,099,623
5,904,642	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, 08/15/26	5,974,102
7,395,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	6,873,393
9,100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4, 4.51%, 12/15/29	7,602,346
11,910,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	8,505,370
9,658,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 02/15/40	6,444,770
11,842,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A2, 5.59%, 09/15/45	9,415,286
8,747,026	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, Floating Rate, 5.82%, 05/25/36 (3)	4,173,649
7,875,000	Morgan Stanley Capital I, Series 2007-IQ15, Class AM, Floating Rate, 6.08%, 07/11/17 (3)	3,531,911
3,171,727	Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1, Floating Rate, 0.58%, 11/25/46 (3)	2,846,411
7,118,638	Residential Asset Securitization Trust, Series 2005-A14, Class A4, 5.50%, 12/25/35	6,095,949
8,379,756	Salomon Brothers Mortgage Securities VII, Series 2001-C2, Class A3, 6.50%, 10/13/11	8,323,432
4,731,774	Structured Adjustable Rate Mortgage Loan, Series 2007-3, Class 3A1, Floating Rate, 5.71%, 04/25/37 (3)	2,316,313
16,230,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, Floating Rate, 6.10%, 07/15/17 (3)	9,958,329
2,784,550	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, Floating Rate, 2.40%, 05/25/47 (3)	1,002,438
6,485,806	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1, Floating Rate, 5.70%, 02/25/37 (3)	3,397,652
4,713,959	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 03/25/36	3,478,681
400,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, Floating Rate, 5.78%, 04/25/36 (3)	203,931

		359,811,370

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Private Asset Backed: Other — 0.2%
$3,593,366	Structured Asset Securities Corp. — 144A, Series 2003-AL2, Class A, 3.36%, 01/25/31	$2,867,009

	Private Asset Backed: Utilities — 0.5%
8,000,000	Peco Energy Transition Trust, Series 2000-A, Class A4, 7.65%, 03/01/10	8,179,050

	Telecommunications Equipment and Services — 2.3%
625,000	America Movil SA de CV (Mexico), 6.38%, 03/01/35	502,057
10,025,000	AT&T, Inc., 6.50%, 09/01/37	9,046,780
810,000	Cincinnati Bell, Inc., 7.25%, 07/15/13	773,550
800,000	Citizens Communications Company, 6.25%, 01/15/13	725,000
2,350,000	New England Telephone & Telegraph, 7.88%, 11/15/29	2,192,858
970,000	New Jersey Bell Telephone, 7.85%, 11/15/29	902,810
2,755,000	Qwest Communications International, Inc., 7.50%, 02/15/14	2,383,075
755,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	653,075
675,000	Qwest Corp., Floating Rate, 4.57%, 06/15/13 (2)	578,813
890,000	Rogers Wireless, Inc. (Canada), 7.50%, 03/15/15	922,395
1,725,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	1,454,441
75,000	Telefonica Emisiones SAU (Spain), 6.42%, 06/20/16	77,545
850,000	Telefonica Europe BV (the Netherlands), 7.75%, 09/15/10	887,623
6,700,000	Verizon Communications, Inc., 8.75%, 11/01/18	7,666,005
215,000	Verizon Maryland, Inc., Series B, 5.13%, 06/15/33	148,939
1,470,000	Vodafone Group PLC (United Kingdom), 5.00%, 12/16/13	1,489,673
500,000	Vodafone Group PLC (United Kingdom), 5.00%, 09/15/15	486,933
890,000	Wind Acquisition Finance SA — 144A (Luxembourg), 10.75%, 12/01/15	881,100
1,375,000	Windstream Corp., 8.13%, 08/01/13	1,354,375
1,220,000	Windstream Corp., 8.63%, 08/01/16	1,198,650

		34,325,697

	Transportation — 0.4%
475,000	Overseas Shipholding Group, 7.50%, 02/15/24	280,250
3,350,000	United Parcel Service, Inc., 3.88%, 04/01/14	3,358,198
2,495,000	United Parcel Service, Inc., 6.20%, 01/15/38	2,538,595

		6,177,043

	Utilities — 0.6%
318,212	AES Ironwood LLC, 8.86%, 11/30/25	280,026
235,000	AES Red Oak LLC, Series B, 9.20%, 11/30/29	204,450
2,735,000	Centerpoint Energy, Inc., Series B, 7.25%, 09/01/10	2,741,688
250,682	Elwood Energy LLC, 8.16%, 07/05/26	191,225
1,000,000	Florida Power & Light Company, 5.63%, 04/01/34	968,087
1,700,000	Florida Power Corp., 6.40%, 06/15/38	1,776,102
81,813	Homer City Funding LLC, 8.73%, 10/01/26	66,268
560,000	NRG Energy, Inc., 7.38%, 02/01/16	520,800
4,355,000	Texas Company Electric Holdings LLC, Series B, 10.25%, 11/01/15	2,177,500

		8,926,146

	Total Corporate Bonds and Notes (Cost $974,160,459)	839,918,418

	Preferred Corporate Bonds and Notes — 2.1%
	Banks and Financial Services — 1.5%
3,840,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual (1)	1,537,882
2,245,000	Barclays Bank PLC — 144A (United Kingdom), Variable Rate, 7.43%, perpetual (1)	932,640
6,885,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual (1)	2,551,560

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Preferred Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$5,375,000	General Electric Capital Corp., Variable Rate, 6.38%, 11/15/67 (1)	$2,610,003
6,685,000	JPMorgan Chase & Company, Series 1, Variable Rate, 7.90%, perpetual (1)	4,296,049
5,795,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	3,837,860
1,015,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1) (9)	102
2,645,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual (1)	1,163,800
980,000	UBS Preferred Funding Trust I, Variable Rate, 8.62%, perpetual (1)	393,305
6,240,000	Wells Fargo & Company, Series K, Variable Rate, 7.98%, perpetual (1)	2,932,800
2,895,000	ZFS Finance USA Trust V — 144A, Variable Rate, 6.50%, 05/09/37 (1)	1,186,950

		21,442,951

	Insurance — 0.6%
1,591,000	American International Group — 144A, Variable Rate, 8.18%, 05/15/58 (1)	135,555
3,800,000	Chubb Corp., Variable Rate, 6.38%, 03/29/67 (1)	2,169,078
2,350,000	Lincoln National Corp., Variable Rate, 7.00%, 05/17/66 (1)	493,500
4,455,000	MetLife, Inc., 6.40%, 12/15/36	1,871,100
3,595,000	Progressive Corp., Variable Rate, 6.70%, 06/15/37 (1)	1,617,164
2,150,000	Reinsurance Group of America, Inc., Variable Rate, 6.75%, 12/15/65 (1)	839,489
4,125,000	Travelers Companies, Inc. (The), Variable Rate, 6.25%, 03/15/37 (1)	2,188,981

		9,314,867

	Total Preferred Corporate Bonds and Notes (Cost $66,214,562)	30,757,818

	Foreign Government Obligations — 1.4%
9,700,000	AID-Israel (Israel), 5.50%, 09/18/23	10,914,400
1,155,000	Bundesrepublik Deutschland, Series 05 (Germany), 4.00%, 01/04/37 (16)	1,552,257
2,975,000	Bundesrepublik Deutschland, Series 07 (Germany), 4.25%, 07/04/39 (16)	4,220,966
2,645,000	United Kingdom Treasury Bond (United Kingdom), 4.25%, 12/07/49 (15)	3,695,555

	Total Foreign Government Obligations (Cost $19,523,335)	20,383,178

	Total Securities (Cost $2,008,513,359)	1,858,031,263

	Repurchase Agreements — 2.2%
32,602,127	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $32,602,136 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $33,256,704) (Cost $32,602,127)	32,602,127

	Total Investments before Call and Put Options Written and Securities Sold Short — 126.6% (Cost $2,041,115,486)	1,890,633,390

Contracts

	Call Options Written — (0.6)%
(16,400,000)	Expiring 03/10/10. If exercised the Series receives floating 3 month LIBOR, and pays 3.47%, expiring 03/12/20, European Style	(883,745)
(35,600,000)	Expiring 05/04/10. If exercised the Series receives floating 3 month LIBOR, and pays 4.88%, expiring 05/06/20, European Style	(5,301,901)
(20,000,000)	Expiring 10/14/11. If exercised the Series receives floating 3 month LIBOR, and pays 4.98%, expiring 10/18/21, European Style	(2,731,142)

	Total Call Options Written (Premium $3,576,520)	(8,916,788)

	Put Options Written — (0.1)%
(16,400,000)	Expiring 03/10/10. If exercised the Series receives 3.47%, and pays floating 3 month LIBOR, expiring 03/12/20, European Style	(431,920)

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Contracts		Value

	Put Options Written (continued)

(35,600,000)	Expiring 05/04/10. If exercised the Series receives 4.88%, and pays floating 3 month LIBOR, expiring 05/06/20, European Style	$(253,430)
(20,000,000)	Expiring 10/14/11. If exercised the Series receives 4.98%, and pays floating 3 month LIBOR, expiring 10/18/21, European Style	(398,146)

	Total Put Options Written (Premium $3,576,520)	(1,083,496)

Principal

	Securities Sold Short — (25.1)%
$(23,200,000)	Fannie Mae, TBA, 5.50%, 04/01/24	(24,178,762)
(151,200,000)	Fannie Mae, TBA, 5.00%, 04/01/39	(155,972,174)
(41,100,000)	Fannie Mae, TBA, 6.00%, 04/01/39	(42,923,812)
(23,900,000)	Fannie Mae, TBA, 5.00%, 05/01/39	(24,587,125)
(45,700,000)	Fannie Mae, TBA, 5.50%, 05/01/39	(47,313,758)
(28,500,000)	Fannie Mae, TBA, 6.50%, 05/01/39	(29,898,267)
(16,800,000)	Freddie Mac Gold, TBA, 4.50%, 04/01/24	(17,141,242)
(26,600,000)	Freddie Mac Gold, TBA, 5.50%, 04/01/39	(27,597,500)
(2,300,000)	Freddie Mac Gold, TBA, 6.00%, 04/01/39	(2,404,218)
(1,900,000)	Freddie Mac Gold, TBA, 6.00%, 04/01/39	(1,989,657)
(700,000)	Freddie Mac Gold, TBA, 6.50%, 04/01/39	(737,844)

	Total Securities Sold Short (Proceeds $371,079,972)	(374,744,359)

	Total Investments net of Call and Put Options Written and Securities Sold Short — 100.8% (Cost $1,662,882,474)	1,505,888,747
	Liabilities less other assets — (0.8)%	(12,150,681)

	Net Assets — 100.0%	$1,493,738,066

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $2,041,115,486.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$27,132,618
Gross unrealized depreciation	(177,614,714)

Net unrealized depreciation	$(150,482,096)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Principal		Value

	US Treasury Securities — 4.4%
	US Treasury Bonds — 1.1%
$550,000	5.50%, 08/15/28	$694,117
2,350,000	3.50%, 02/15/39	2,322,106

		3,016,223

	US Treasury Inflation Index — 3.2%
43,414	1.88%, 07/15/15	44,540
127,639	2.00%, 01/15/16	131,668
449,509	2.50%, 07/15/16	480,413
20,372	2.63%, 07/15/17	22,123
201,596	2.38%, 01/15/25	209,471
85,093	2.00%, 01/15/26	84,136
1,758,708	2.38%, 01/15/27	1,836,751
3,375,862	1.75%, 01/15/28	3,232,387
1,937,101	2.50%, 01/15/29	2,097,515

		8,139,004

	US Treasury Notes — 0.1%
130,000	1.75%, 03/31/14	130,447
221,000	2.75%, 02/15/19	222,209

		352,656

	Total US Treasury Securities (Cost $10,811,343)	11,507,883

	US Government Agency Securities — 45.6%
	Fannie Mae — 26.2%
940,000	5.25%, 08/01/12	984,171
1,120,489	PL# 256219, 5.50%, 04/01/36	1,157,385
2,116,303	PL# 256552, 5.50%, 01/01/37	2,199,137
2,658,841	PL# 735580, 5.00%, 06/01/35	2,750,031
262,237	PL# 735809, Variable Rate, 4.79%, 08/01/35 (1)	267,092
4,096,611	PL# 745275, 5.00%, 02/01/36	4,236,472
1,898,688	PL# 745959, 5.50%, 11/01/36	1,973,004
27,263	PL# 759626, 6.00%, 02/01/34	28,661
40,628	PL# 795774, 6.00%, 10/01/34	42,604
182,861	PL# 796050, 6.00%, 08/01/34	191,755
1,099,973	PL# 796278, 6.00%, 12/01/34	1,153,478
37,279	PL# 801516, IO, Variable Rate, 4.66%, 08/01/34 (1)	37,391
436,190	PL# 809169, 6.00%, 01/01/35	457,408
82,471	PL# 810896, IO, Variable Rate, 4.83%, 01/01/35 (1)	83,650
17,210	PL# 820426, 6.00%, 03/01/35	18,014
423,537	PL# 852523, 5.50%, 02/01/36	440,114
999,419	PL# 888022, 5.00%, 02/01/36	1,033,540
839,927	PL# 888893, 5.50%, 08/01/37	873,589
91,939	PL# 889745, 5.50%, 06/01/36	95,825
354,316	PL# 893681, 6.00%, 10/01/36	370,720
643,469	PL# 893923, 6.00%, 10/01/36	673,261
877,635	PL# 894005, 6.00%, 10/01/36	918,268
1,209,414	PL# 904000, 6.00%, 01/01/37	1,265,408
2,741,452	PL# 916397, 6.50%, 05/01/37	2,891,194
1,342,070	PL# 918653, 6.00%, 06/01/37	1,403,292
115,596	PL# 929774, 5.50%, 07/01/38	120,096
362,635	PL# 934327, 6.00%, 07/01/38	379,178
87,856	PL# 950385, IO, Variable Rate, 5.85%, 08/01/37 (1)	91,395
4,746,993	PL# 950694, 6.00%, 10/01/37	4,963,540
773,313	PL# 975639, 5.00%, 07/01/38	798,825
2,828,542	PL# 981034, 5.00%, 04/01/38	2,921,858
659,376	PL# 983897, 5.50%, 06/01/38	685,044
297,271	PL# 985143, 5.00%, 09/01/38	307,078
4,820,681	PL# 985730, 5.50%, 06/01/38	5,008,342
947,382	PL# 987420, 5.00%, 07/01/38	978,636
7,100,000	TBA, 5.50%, 04/01/24	7,401,750
4,800,000	TBA, 6.00%, 04/01/24	5,023,498
14,500,000	TBA, 5.00%, 04/01/39	14,962,187

		69,186,891

	Federal Agricultural Mortgage Corp. — 0.4%
900,000	144A, 5.13%, 04/19/17 (5)	983,772

	Federal Home Loan Bank — 0.2%
490,000	5.50%, 07/15/36	559,543

	Freddie Mac — 3.0%
80,048	PL# 1B2694, Variable Rate, 4.36%, 12/01/34 (1)	81,619
745,770	PL# 1G2201, HB, Variable Rate, 6.09%, 09/01/37 (1)	775,924
3,381,465	PL# 1G2403, HB, Variable Rate, 5.57%, 01/01/38 (1)	3,502,781
311,592	PL# 1N1447, HB, Variable Rate, 5.77%, 02/01/37 (1)	323,829
1,713,927	PL# 1N1454, HB, Variable Rate, 5.88%, 04/01/37 (1)	1,785,096
583,267	PL# 1N1463, HB, Variable Rate, 5.88%, 05/01/37 (1)	606,331
784,285	PL# 1N1582, HB, Variable Rate, 5.93%, 05/01/37 (1)	815,966

		7,891,546

	Freddie Mac Gold — 11.8%
765,833	PL# A39644, 5.50%, 11/01/35	796,384
733,539	PL# A39756, 5.00%, 11/01/35	758,447
8,789,437	PL# G02427, 5.50%, 12/01/36 (4) (5)	9,130,456
880,564	PL# G03092, 5.50%, 07/01/37 (4)	914,679
4,076,758	PL# G03695, 5.50%, 11/01/37 (4)	4,234,932
7,496,418	PL# G03696, 5.50%, 01/01/38	7,786,848
5,309,542	PL# G04222, 5.50%, 04/01/38	5,515,247
1,500,000	TBA, 5.00%, 04/01/24	1,554,843
400,000	TBA, 5.00%, 04/01/39	412,500

		31,104,336

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)

	Government National Mortgage Association — 3.8%
$519,008	PL# 605617, 5.00%, 07/15/34	$540,201
1,226,675	PL# 612902, 5.00%, 07/15/33	1,277,531
535,010	PL# 636084, 5.00%, 01/15/35	556,438
1,471,519	PL# 644631, 5.00%, 09/15/35	1,530,457
2,400,000	TBA, 5.00%, 04/01/39	2,488,500
3,400,000	TBA, 5.50%, 04/01/39	3,532,821

		9,925,948

	Tennessee Valley Authority — 0.2%
440,000	5.98%, 04/01/36	501,007

	Total US Government Agency Securities (Cost $115,680,090)	120,153,043

	Corporate Bonds and Notes — 53.4%
	Advertising — 0.0%
20,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	14,400

	Airlines — 0.2%
300,000	Continental Airlines, Inc., Series 2007-1A, 5.98%, 04/19/22 (5)	222,000
62,115	Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.62%, 03/18/11 (5)	55,903
363,024	Delta Air Lines, Inc., Series 2007-1, Class A, 6.82%, 08/10/22 (5)	243,227

		521,130

	Apparel: Manufacturing and Retail — 0.0%
200,000	Neiman Marcus Group, Inc., 7.13%, 06/01/28	80,000

	Automobile: Rental — 0.0%
75,000	Hertz Corp., 8.88%, 01/01/14	45,469
135,000	Hertz Corp., 10.50%, 01/01/16	58,725

		104,194

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.4%
600,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11 (5)	574,325
1,100,000	Ford Motor Company, 7.45%, 07/16/31	349,250
840,000	General Motors Corp., 8.25%, 07/15/23	98,700
150,000	General Motors Corp., 8.38%, 07/15/33	18,000
55,000	Visteon Corp., 8.25%, 08/01/10	2,750
41,000	Visteon Corp. — 144A, 12.25%, 12/31/16	2,050

		1,045,075

	Banks and Financial Services — 11.2%
100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67 (1)	9,062
420,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10	147,000
420,000	American Express Company, Variable Rate, 6.80%, 09/01/66 (1) (5)	202,563
220,000	American Express Credit Company, Series MTNC, 5.88%, 05/02/13 (5)	193,155
220,000	American General Finance Corp. Series MTNJ, 6.90%, 12/15/17 (5)	77,107
30,000	BAC Capital Trust XIV, Variable Rate, 5.63%, perpetual (1) (5)	6,600
800,000	Bear Stearns Companies, Inc. (The), 7.25%, 02/01/18 (5)	826,171
860,000	Caterpillar Financial Service Corp., Series MTNF, 6.20%, 09/30/13 (5)	860,826
1,160,000	Citigroup, Inc., 6.50%, 08/19/13 (5)	1,065,941
1,260,000	Citigroup, Inc., 5.00%, 09/15/14 (5)	835,255
1,030,000	Citigroup, Inc., 6.88%, 03/05/38 (5)	897,986
2,440,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10 (5)	2,255,210
720,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	645,732
1,110,000	Ford Motor Credit Company LLC, 12.00%, 05/15/15	841,171
2,130,000	General Electric Capital Corp., Series MTNA, 6.88%, 01/10/39	1,737,207
290,000	Glitnir Banki HF — 144A (Iceland), 6.33%, 07/28/11 (8) (9)	31,175
800,000	Glitnir Banki HF — 144A (Iceland), Variable Rate, 6.69%, 06/15/16 (1) (8) (9)	80
2,040,000	GMAC LLC, 5.63%, 05/15/09	1,930,905
1,184,000	GMAC LLC — 144A, 6.63%, 05/15/12	794,263
295,000	GMAC LLC — 144A, 7.50%, 12/31/13	141,801
256,000	GMAC LLC — 144A, 8.00%, 12/31/18	74,319
362,000	GMAC LLC — 144A, 8.00%, 11/01/31	174,180
40,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1)	16,654
380,000	Goldman Sachs Group, Inc. (The), 4.50%, 06/15/10	379,186

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$140,000	Goldman Sachs Group, Inc. (The), 5.45%, 11/01/12	$134,749
490,000	Goldman Sachs Group, Inc. (The), 7.50%, 02/15/19	488,928
100,000	HBOS Treasury Services PLC — 144A, 5.25%, 02/21/17	79,531
960,000	HSBC Finance Corp., 4.63%, 09/15/10	866,100
100,000	HSBK Europe BV — 144A (the Netherlands), 9.25%, 10/16/13	54,000
270,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22 (1)	151,810
920,000	ICICI Bank, Ltd. — REG S (India), Variable Rate, 6.38%, 04/30/22 (1)	507,488
920,000	JPMorgan Chase & Company, 5.13%, 09/15/14	813,909
1,100,000	JPMorgan Chase & Company, 5.15%, 10/01/15	969,704
950,000	JPMorgan Chase & Company, 6.13%, 06/27/17	873,976
80,000	JPMorgan Chase & Company, Series 2, 2.13%, 06/22/12	80,386
200,000	Kaupthing Bank hf — 144A (Iceland), 7.13%, 05/19/16 (8) (9)	20
2,400,000	Kaupthing Bank hf — 144A, Series 1 (Iceland), 7.63%, 02/28/15 (8) (9) (14)	186,000
320,000	Landisbanki Islands hf — 144A (Iceland), 6.10%, 08/25/11 (8) (9)	800
410,000	Lehman Brothers E — Capital Trust I, Floating Rate, 3.59%, 08/19/65 (2) (9)	41
480,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12 (9)	61,200
970,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17 (9)	97
1,420,000	Merrill Lynch & Company, Inc., Series MTN, 6.88%, 04/25/18	1,110,572
350,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual (1)	234,500
610,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	586,952
200,000	Morgan Stanley, Series MTNF, Floating Rate, 1.59%, 10/18/16 (2)	134,084
10,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual (1)	4,500
20,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual (1)	9,000
490,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual (1)	225,400
200,000	Royal Bank of Scotland Group PLC, Series MTNU (United Kingdom), Variable Rate, 7.64%, perpetual(1)	45,000
780,000	RSHB Capital — 144A (Luxembourg), 6.30%, 05/15/17	539,838
220,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16 (1)	163,637
610,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual (1)	103,700
120,000	SLM Corp., Series MTN, 5.05%, 11/14/14	63,522
675,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	358,943
1,005,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	520,789
40,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	18,800
105,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	42,025
400,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	398,700
150,000	SunTrust Capital VIII, Variable Rate, 6.10%, 12/15/36 (1)	84,093
270,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	195,750
100,000	TNK-BP Finance SA — 144A (Luxembourg), 6.63%, 03/20/17	66,000
108,000	TNK-BP Finance SA — REG S (Luxembourg), 7.50%, 07/18/16	75,600
510,000	TNK-BP Finance SA, Series 6 — 144A, (Luxembourg), 7.88%, 03/13/18	357,000
520,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	104,000
1,860,000	Turanalem Finance BV (the Netherlands), 8.25%, 01/22/37	372,000
1,300,000	UBS AG Stamford Branch, Series MTN (Switzerland), 5.75%, 04/25/18	1,087,390

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$460,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual (1)	$165,600
1,150,000	Wachovia Corp., 5.25%, 08/01/14	954,855
940,000	Wachovia Corp., Series MTNG, 5.50%, 05/01/13	866,730
340,000	Wells Fargo Capital X, 5.95%, 12/15/36	229,500
1,300,000	Wells Fargo Capital XV, Variable Rate, 9.75%, perpetual (1)	949,000

		29,479,768

	Broadcast Services/Media — 1.3%
130,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15 (8)	13,975
20,000	Clear Channel Communications, Inc., 6.25%, 03/15/11	4,000
90,000	Clear Channel Communications, Inc., 5.50%, 09/15/14	13,500
50,000	Clear Channel Communications, Inc., 4.90%, 05/15/15	7,000
320,000	Comcast Cable Communications, 8.88%, 05/01/17 (5)	346,951
730,000	Comcast Corp., 6.50%, 01/15/15 (5)	725,889
50,000	Comcast Corp., 6.50%, 01/15/17 (5)	49,496
210,000	Comcast Corp., 5.88%, 02/15/18 (5)	199,667
235,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	233,238
115,000	Dish DBS Corp., 7.00%, 10/01/13	106,663
145,000	Dish DBS Corp., 7.75%, 05/31/15	133,400
20,000	News America, Inc., 6.20%, 12/15/34	14,387
40,000	News America, Inc., 6.65%, 11/15/37	29,974
60,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	59,032
450,000	Time Warner Cable, Inc., 5.85%, 05/01/17	403,423
180,000	Time Warner Entertainment, 8.38%, 07/15/33	170,283
720,000	Time Warner, Inc., 6.88%, 05/01/12 (5)	732,815
80,000	Time Warner, Inc., 7.70%, 05/01/32 (5)	71,939

		3,315,632

	Chemicals — 0.4%
1,020,000	Dow Chemical Company, 5.70%, 05/15/18 (5)	730,344
400,000	PPG Industries, Inc., 6.65%, 03/15/18	391,198
44,000	Westlake Chemical Corp., 6.63%, 01/15/16	30,800

		1,152,342

	Computer Equipment, Software and Services — 0.1%
240,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	168,000

	Consumer Goods and Services — 0.1%
110,000	Reynolds American, Inc., 7.63%, 06/01/16	97,390
190,000	Reynolds American, Inc., 6.75%, 06/15/17	162,201

		259,591

	Electronics — 0.0%
35,000	NXP BV/NXP Funding, LLC (the Netherlands), 9.50%, 10/15/15	3,850

	Entertainment, Leisure and Recreation — 0.1%
15,000	Boyd Gaming Corp., 6.75%, 04/15/14	8,700
40,000	Boyd Gaming Corp., 7.13%, 02/01/16	21,600
60,000	Inn of The Mountain Gods, 12.00%, 11/15/10	6,300
135,000	MGM MIRAGE, 7.63%, 01/15/17	47,925
30,000	River Rock Entertainment Authority, 9.75%, 11/01/11	15,000
140,000	Station Casinos, Inc., 7.75%, 08/15/16 (8) (9)	32,200

		131,725

	Environmental Waste Management and Recycling Services — 0.2%
600,000	Waste Management, Inc., 6.38%, 11/15/12	604,177

	Equipment Rental and Leasing — 0.2%
3,330,000	International Lease Finance Corp. E – Capital Trust I — 144A, Variable Rate, 5.90%, 12/21/65 (1)	502,417
440,000	International Lease Finance Corp. E – Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65 (1)	70,570

		572,987

	Food and Beverage — 0.8%
1,290,000	Diageo Capital PLC (United Kingdom), 7.38%, 01/15/14 (5)	1,417,335

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Food and Beverage (continued)

$600,000	Pepsico, Inc., 7.90%, 11/01/18	$737,194

		2,154,529

	Funeral Services — 0.0%
50,000	Service Corp. International, 7.63%, 10/01/18	43,000
55,000	Service Corp. International, 7.50%, 04/01/27	40,425

		83,425

	Insurance — 0.6%
130,000	American International Group, Inc., Series MTNG, 5.85%, 01/16/18 (5)	50,896
20,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13 (5)	13,034
825,000	Chubb Corp., 5.75%, 05/15/18 (5)	814,616
220,000	Humana, Inc., 7.20%, 06/15/18	185,910
600,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 2.97%, 07/07/10 (2)	552,720

		1,617,176

	Machinery — 0.0%
60,000	Terex Corp., 7.38%, 01/15/14	51,900

	Manufacturing — 0.2%
120,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	121,578
440,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	413,978

		535,556

	Medical Equipment, Supplies, and Services — 1.1%
190,000	Community Health Systems, Inc., 8.88%, 07/15/15	179,550
230,000	DaVita, Inc., 6.63%, 03/15/13	223,100
3,000	HCA, Inc., 6.30%, 10/01/12	2,505
56,000	HCA, Inc., 6.25%, 02/15/13	42,000
110,000	HCA, Inc., 6.75%, 07/15/13	82,225
50,000	HCA, Inc., 9.13%, 11/15/14	47,000
100,000	HCA, Inc., 9.25%, 11/15/16	91,000
707,000	HCA, Inc., 9.63%, 11/15/16 (12)	563,833
1,220,000	Roche Holdings, Inc. — 144A, 6.00%, 03/01/19	1,255,698
555,000	Tenet Healthcare Corp., 9.88%, 07/01/14	432,900
50,000	WellPoint, Inc., 5.88%, 06/15/17	47,004

		2,966,815

	Metals and Mining — 1.5%
730,000	Alcoa, Inc., 6.00%, 07/15/13 (5)	582,660
880,000	Evraz Group SA — 144A (Luxembourg), 8.88%, 04/24/13	558,800
320,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	299,200
870,000	Rio Tinto Finance USA, Ltd. (Australia), 6.50%, 07/15/18	761,390
155,000	Steel Dynamics, Inc., 7.38%, 11/01/12	120,900
105,000	Steel Dynamics, Inc., 6.75%, 04/01/15	71,138
1,304,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	1,126,055
520,000	Vedanta Resources PLC — 144A (United Kingdom), 8.75%, 01/15/14	384,800

		3,904,943

	Office Equipment, Supplies, and Services — 0.0%
30,000	Xerox Corp., 6.75%, 02/01/17	22,912

	Oil, Coal and Gas — 6.9%
740,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31 (5)	577,978
1,250,000	Anadarko Petroleum Corp., 6.45%, 09/15/36 (5)	873,706
240,000	Apache Corp., 5.25%, 04/15/13 (5)	248,536
950,000	Apache Corp., 5.63%, 01/15/17 (5)	972,803
800,000	Baker Hughes, Inc., 7.50%, 11/15/18 (5)	909,200
130,000	Chesapeake Energy Corp., 9.50%, 02/15/15	126,425
60,000	Chesapeake Energy Corp., 6.38%, 06/15/15	50,550
140,000	Chesapeake Energy Corp., 6.25%, 01/15/18	109,200
195,000	Complete Production Services, Inc., 8.00%, 12/15/16	123,825

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$210,000	Conoco, Inc., 6.95%, 04/15/29 (5)	$209,094
900,000	ConocoPhillips, 6.50%, 02/01/39 (5)	877,928
305,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	198,250
1,420,000	El Paso Corp., 7.00%, 06/15/17	1,209,386
19,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	14,197
92,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	68,543
110,000	El Paso Natural Gas, 8.38%, 06/15/32 (5)	104,657
770,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.51%, 03/07/22	496,650
850,000	Hess Corp., 8.13%, 02/15/19	876,240
80,000	Hess Corp., 7.88%, 10/01/29 (5)	72,402
440,000	Hess Corp., 7.30%, 08/15/31 (5)	382,759
760,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17	440,800
1,010,000	KazMunaiGaz Finance Sub BV — 144A (Kazakhstan), 8.38%, 07/02/13	838,300
200,000	Kerr-McGee Corp., 6.95%, 07/01/24	153,252
295,000	Kerr-McGee Corp., 7.88%, 09/15/31	239,964
310,000	Key Energy Services, Inc., 8.38%, 12/01/14	195,300
470,000	Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	479,282
130,000	Kinder Morgan Energy Partners LP, 5.85%, 09/15/12	128,380
260,000	Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	244,186
1,030,000	Kinder Morgan Energy Partners LP, Series MTN, 6.95%, 01/15/38	881,376
1,060,000	Occidental Petroleum Corp., 7.00%, 11/01/13	1,183,486
160,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	70,000
120,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	53,700
45,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	43,875
1,420,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,015,300
720,000	Petrobas International Finance Company (Cayman Islands), 6.13%, 10/06/16	720,000
125,000	Semgroup LP — 144A, 8.75%, 11/15/15 (8) (9)	4,375
5,000	Southern Natural Gas, 8.00%, 03/01/32	4,531
60,000	Southern Natural Gas — 144A, 5.90%, 04/01/17	52,290
65,000	Suburban Propane Partners, 6.88%, 12/15/13	61,750
20,000	Tennessee Gas Pipeline, 7.63%, 04/01/37	17,258
120,000	Transocean, Inc. (Cayman Islands), 5.25%, 03/15/13	120,301
370,000	Williams Companies, Inc., 7.88%, 09/01/21	342,250
380,000	Williams Companies, Inc., 7.75%, 06/15/31	307,800
130,000	Williams Companies, Inc., 8.75%, 03/15/32	117,975
840,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	663,600
550,000	XTO Energy, Inc., 7.50%, 04/15/12	576,038
340,000	XTO Energy, Inc., 5.65%, 04/01/16	324,488
10,000	XTO Energy, Inc., 6.25%, 08/01/17	9,752
270,000	XTO Energy, Inc., 5.50%, 06/15/18	250,787
70,000	XTO Energy, Inc., 6.75%, 08/01/37	63,708

		18,106,433

	Paper and Forest Products — 0.3%
820,000	Weyerhaeuser Company, 6.75%, 03/15/12	788,752

	Pharmaceuticals/Research and Development — 0.4%
200,000	Abbott Laboratories, 5.60%, 11/30/17 (5)	211,358
280,000	FMC Finance III SA (Luxembourg), 6.88%, 07/15/17	273,700
470,000	Wyeth, 5.95%, 04/01/37	442,616

		927,674

	Printing and Publishing — 0.2%
360,000	Reed Elsevier Capital, 8.63%, 01/15/19	369,112
40,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	22,800
80,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	41,000

		432,912

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.4%
$1,188,381	Wells Fargo Financial Auto Owner Trust, Series 2005-A, Class A4, 4.28%, 05/15/12	$1,155,603

	Private Asset Backed: Banks and Financial Services — 1.7%
2,246,916	Conseco Finance Securitizations Corp., Series 2002-1, Class A, 6.68%, 12/01/33 (5)	1,825,130
2,396,205	Conseco Finance Securitizations Corp., Series 2002-2, Class A2, 6.03%, 03/01/33 (5)	1,739,303
140,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	112,626
430,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	315,549
750,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.69%, 04/15/49	486,910

		4,479,518

	Private Asset Backed: Credit Cards — 0.6%
1,530,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 0.59%, 09/15/13 (3)	1,471,201

	Private Asset Backed: Mortgage and Home Equity — 16.7%
430,700	AAMES Mortgage Investment Trust — 144A, Series 2005-3, Class A1, Floating Rate, 0.67%, 08/25/35 (3)	399,195
113,286	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 0.76%, 09/25/35 (3)	84,021
52,797	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 0.94%, 02/25/35 (3) (5)	24,291
24,501	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 0.90%, 04/25/35 (3)	12,699
1,591,648	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, Floating Rate, 0.71%, 09/25/46 (3) (5)	611,508
269,895	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, Floating Rate, 0.81%, 11/25/45 (3) (5)	109,357
491,110	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, Floating Rate, 1.56%, 07/25/32 (3)	293,811
1,214,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43 (5)	931,801
280,000	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A3, Floating Rate, 5.84%, 06/10/49 (3) (5)	194,157
749,200	Banc of America Funding Corp., Series 2005-E, Class 4A1, Floating Rate, 4.46%, 03/20/35 (3)	510,706
479,405	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, Floating Rate, 4.44%, 02/25/35 (3)	301,994
199,575	Bear Stearns ALT-A Trust, Series 2004-11, Class 2A2, Floating Rate, 5.24%, 11/25/34 (3) (5)	112,091
931,654	Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 2A2, Floating Rate, 0.78%, 08/25/36 (3)	156,378
1,533,317	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 0.73%, 12/25/36 (3)	361,078
1,340,357	Bear Stearns Second Lien Trust — 144A, Series 2007-SV1A, Class A3, Floating Rate, 0.77%, 12/25/36 (3) (5)	265,954
1,150,000	Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A5, 5.42%, 05/25/33 (5)	602,254
2,412,378	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, Floating Rate, 0.83%, 08/25/35 (3) (5)	978,584
291,768	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.88%, 08/25/35 (3)	183,625

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$662,432	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, Floating Rate, 0.87%, 09/25/35 (3) (5)	$262,922
146,289	Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1, Floating Rate, 0.85%, 10/25/35 (3) (5)	60,400
2,084,952	Countrywide Alternative Loan Trust, Series 2005-51, Class 3A3A, Floating Rate, 0.87%, 11/20/35 (3) (5)	851,281
316,848	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 0.85%, 11/20/35 (3) (5)	126,966
681,304	Countrywide Alternative Loan Trust, Series 2005-72, Class A1, Floating Rate, 0.79%, 01/25/36 (3) (5)	265,802
882,039	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, Floating Rate, 0.79%, 08/25/35 (3)	407,643
921,746	Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5, Floating Rate, 0.77%, 05/20/46 (3)	339,218
408,355	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, Floating Rate, 0.73%, 07/25/46 (3) (5)	147,177
54,342	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35	45,501
426,735	Countrywide Home Equity Loan Trust — 144A, Series 2006-RES, Class 4Q1B, Floating Rate, 0.86%, 12/15/33 (3)	68,145
151,849	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 0.79%, 12/15/35 (3)	59,500
303,405	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 0.92%, 09/25/35 (3)	227,716
369,026	Countrywide Home Loans, Series 2003-60, Class 1A1, Floating Rate, 5.52%, 02/25/34 (3)	274,055
161,241	Countrywide Home Loans, Series 2004-23, Class A, Floating Rate, 2.65%, 11/25/34 (3) (5)	89,525
451,872	Countrywide Home Loans, Series 2005-3, Class 1A2, Floating Rate, 0.81%, 04/25/35 (3) (5)	187,615
258,505	Credit Suisse Mortgage Capital Certificates — 144A, Series 2006-CF2, Class A1, Floating Rate, 0.78%, 05/25/36 (3)	157,672
3,110,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 09/15/39 (5)	2,055,307
832,581	CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 7A2, Floating Rate, 3.71%, 06/25/34 (3)	615,558
1,270,000	Deutsche Mortgage Securities, Inc. — 144A, Series 2005-WF1, Class 1A3, Floating Rate, 5.11%, 06/26/35 (3) (5)	683,620
694,849	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, Floating Rate, 0.89%, 02/25/37 (3)	310,967
310,000	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4, Floating Rate, 5.51%, 11/10/45 (3)	238,234
210,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 02/10/17	125,199
1,000,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.24%, 11/10/45	796,327
54,350	GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 1A1, Floating Rate, 5.63%, 12/19/33 (3)	53,884
244,118	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.64%, 03/18/35 (3)	141,795
341,668	Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, Floating Rate, 0.62%, 09/25/46 (3)	264,237
1,243,024	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, Floating Rate, 0.60%, 02/25/47 (3)	598,471
200,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA, 4.68%, 07/10/39	166,746

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$2,399,846	Harborview Mortgage Loan Trust, Series 2006-10, Class 2A1A, Floating Rate, 0.74%, 11/19/36 (3)	$916,077
104,949	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 1.32%, 10/25/34 (3)	41,749
1,294,392	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, Floating Rate, 6.15%, 09/25/37 (3)	711,566
2,328,156	IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, Floating Rate, 0.82%, 07/25/35 (3)	846,751
99,725	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	56,185
2,029,831	IndyMac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, Floating Rate, 5.84%, 08/25/37 (3)	832,406
1,100,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3, Floating Rate, 6.01%, 06/15/49 (3)	753,745
1,590,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, Floating Rate, 6.01%, 06/15/49 (3)	1,093,538
903,624	JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1, Floating Rate, 4.79%, 02/25/34 (3)	759,207
204,014	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.14%, 07/25/34 (3)	161,833
447,166	JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1, Floating Rate, 5.14%, 11/25/33 (3)	321,394
900,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, 07/15/30	692,128
100,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB, 4.66%, 07/15/30	89,818
200,000	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 09/15/40	155,201
191,083	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 0.82%, 11/25/35 (3)	75,711
1,146,703	Lehman XS Trust, Series 2005-5N, Class 3A1A, Floating Rate, 0.82%, 11/25/35 (3)	469,924
153,815	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 0.82%, 12/25/35 (3)	32,814
294,063	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 0.59%, 08/25/46 (3)	230,384
927,217	Lehman XS Trust, Series 2007-2N, Class 3A1, Floating Rate, 0.61%, 02/25/37 (3)	753,242
1,163,006	Master Adjustable Rate Mortgages Trust — 144A, Series 2007-R5, Class A1, Floating Rate, 5.65%, 11/25/35 (3)	628,129
1,392,103	Master Adjustable Rate Mortgages Trust, Series 2006-OA2, Class 1A1, Floating Rate, 2.43%, 12/25/46 (3)	305,915
280,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 08/12/48	175,762
370,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	212,082
764,928	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A1, Floating Rate, 4.60%, 02/25/34 (3)	590,518
812,860	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.04%, 05/25/34 (3)	664,229
133,235	Merrill Lynch Mortgage Investors Trust, Series 2005-A3, Class A1, Floating Rate, 0.79%, 04/25/35 (3)	54,988

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$1,708,269	Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, Floating Rate, 0.97%, 02/25/47 (3)	$922,401
500,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	294,156
400,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	181,564
42,500	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.84%, 05/12/39 (3)	30,743
126,943	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 0.84%, 10/25/28 (3)	96,548
506,797	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, Floating Rate, 5.35%, 10/25/34 (3)	291,416
1,146,739	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, Floating Rate, 5.63%, 03/25/36 (3)	531,253
402,783	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	327,261
190,904	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	155,885
1,036,036	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	712,599
870,239	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35	604,273
1,946,219	RAAC — 144A, Series 2007-RP4, Class A, Floating Rate, 0.87%, 06/25/37 (3)	916,572
1,177,592	RBSGC Mortgage Pass Through Certificates, Series 2007-B, Class 1A4, Floating Rate, 0.97%, 01/25/37 (3)	466,383
1,500,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6, 5.88%, 06/25/37	648,830
1,018,492	Residential Accredited Loans, Inc., Series 2006-QO10, Class A1, Floating Rate, 0.68%, 01/25/37 (3)	416,969
1,206,252	Residential Accredited Loans, Inc., Series 2007-QO1, Class A1, Floating Rate, 0.67%, 02/25/47 (3)	409,392
2,301,626	Residential Accredited Loans, Inc., Series 2007-QO4, Class A1A, Floating Rate, 0.71%, 05/25/47 (3)	808,234
1,307,900	Residential Accredited Loans, Inc., Series 2007-QS1, Class 2A2, Floating Rate, 0.88%, 01/25/37 (3)	552,611
2,700,000	Securitized Asset Backed Receivables LLC, Series 2007-BR3, Class A2B, Floating Rate, 0.74%, 04/25/37 (3)	1,014,089
857,108	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1, Floating Rate, 5.35%, 01/25/35 (3)	467,203
1,364,977	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	863,693
526,668	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-16XS, Class A1, Floating Rate, 0.86%, 08/25/35 (3)	228,583
690,712	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, Floating Rate, 0.84%, 10/25/35 (3)	277,843
125,505	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 0.91%, 01/19/34 (3)	83,038
409,648	Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3, Floating Rate, 0.71%, 07/25/46 (3)	132,732
2,304,222	Structured Asset Securities Corp. — 144A, Series 2007-TC1, Class A, Floating Rate, 0.82%, 04/25/31 (3)	1,268,042
226,906	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 0.81%, 10/25/45 (3)	93,136

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$252,069	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 0.80%, 11/25/45 (3)	$81,001
148,495	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A, Floating Rate, 0.81%, 07/25/45 (3)	62,080
2,949,868	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, Floating Rate, 2.60%, 05/25/46 (3)	934,754
1,795,298	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, Floating Rate, 2.59%, 08/25/46 (3)	670,472
604,095	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, 5.51%, 09/25/36	334,893
2,708,110	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A1B, Floating Rate, 2.44%, 07/25/47 (3)	567,755
1,094,276	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 0.65%, 08/25/36 (3)	1,041,536

		43,868,223

	Private Asset Backed: Student Loans — 0.5%
780,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, Floating Rate, 2.64%, 04/25/17 (2)	677,406
400,000	SLC Student Loan Trust, Series 2008-1, Class A4A, Floating Rate, 2.92%, 12/15/32 (2)	357,767
182,478	SLM Student Loan Trust, Series 2006-5, Class A2, Floating Rate, 1.15%, 07/25/17 (2)	182,191

		1,217,364

	Real Estate Development and Services — 0.0%
35,000	Forest City Enterprises, Inc., 7.63%, 06/01/15	15,050
30,000	Forest City Enterprises, Inc., 6.50%, 02/01/17	11,100
520,000	Realogy Corp., 12.38%, 04/15/15	88,400

		114,550

	Real Estate Investment Trusts — 0.0%
40,000	Host Hotels & Resorts LP, Series Q, 6.75%, 06/01/16	29,200
10,000	Ventas Realty LP/Ventas Capital Corp., 9.00%, 05/01/12	9,975
30,000	Ventas Realty LP/Ventas Capital Corp., 6.50%, 06/01/16	25,950

		65,125

	Retail — 0.2%
761,993	CVS Caremark Corp. — 144A, 6.94%, 01/10/30 (5)	580,936

	Scientific and Technical Instruments — 0.1%
100,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	79,000
105,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	80,325

		159,325

	Semiconductors — 0.0%
260,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	54,600
20,000	Freescale Semiconductor, Inc., 10.13%, 12/15/16	3,600

		58,200

	Telecommunications Equipment and Services — 3.3%
340,000	America Movil SAB de CV (Mexico), 5.63%, 11/15/17 (5)	308,341
410,000	AT&T, Inc., 5.10%, 09/15/14	411,380
380,000	AT&T, Inc., 5.50%, 02/01/18 (5)	367,443
80,000	AT&T, Inc., 5.80%, 02/15/19 (5)	78,315
810,000	AT&T, Inc., 6.55%, 02/15/39 (5)	734,655
10,000	Bellsouth Corp., 4.75%, 11/15/12 (5)	10,173
75,000	Citizens Communications Company, 7.13%, 03/15/19	58,875
100,000	Citizens Communications Company, 7.88%, 01/15/27	67,500
375,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16 (5)	367,919
1,290,000	Embarq Corp., 6.74%, 06/01/13 (5)	1,202,924
40,000	Intelsat Jackson Holdings (Bermuda), 11.25%, 06/15/16	38,800

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)

$320,000	Koninklijke KPN NV (the Netherlands), 8.00%, 10/01/10	$331,058
445,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	461,060
170,000	Level 3 Financing, Inc., 9.25%, 11/01/14	117,300
300,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	171,000
360,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	311,400
80,000	Rogers Communications (Canada), 6.80%, 08/15/18	79,958
150,000	Sprint Capital Corp., 8.38%, 03/15/12	135,000
540,000	Sprint Capital Corp., 6.90%, 05/01/19	380,700
80,000	Sprint Capital Corp., 8.75%, 03/15/32	53,600
390,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	328,830
650,000	Telecom Italia Capital (Luxembourg), 7.00%, 06/04/18	589,152
990,000	Verizon Communications, Inc., 6.90%, 04/15/38	957,504
210,000	Verizon Communications, Inc., 8.95%, 03/01/39	241,331
160,000	Verizon Global Funding Corp., 7.38%, 09/01/12	172,927
560,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	573,584
165,000	Windstream Corp., 8.63%, 08/01/16	162,113

		8,712,842

	Transportation — 0.2%
40,000	Gulfmark Offshore, Inc., 7.75%, 07/15/14	29,600
200,000	Kansas City Southern de Mexico, SA de CV — 144A (Mexico), 12.50%, 04/01/16	189,500
130,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	124,800
180,000	Union Pacific Corp., 5.38%, 05/01/14	181,002

		524,902

	Utilities — 3.5%
67,000	AES Corp., 7.75%, 03/01/14	59,965
210,000	AES Corp., 7.75%, 10/15/15	183,225
1,130,000	AES Corp., 8.00%, 10/15/17	968,975
1,590,000	AES Corp. — 144A, 8.00%, 06/01/20	1,287,900
30,000	Dominion Resources, Inc., 4.75%, 12/15/10 (5)	30,213
580,000	Dominion Resources, Inc., 5.70%, 09/17/12 (5)	591,286
560,000	Dominion Resources, Inc., Series D, 8.88%, 01/15/19 (5)	633,973
590,000	Duke Energy Carolinas, 5.63%, 11/30/12 (5)	623,776
110,000	Edison Mission Energy, 7.00%, 05/15/17	80,300
140,000	Edison Mission Energy, 7.20%, 05/15/19	97,300
50,000	Edison Mission Energy, 7.63%, 05/15/27	30,000
10,000	Energy Future Holdings Corp., 10.88%, 11/01/17	6,450
3,580,000	Energy Future Holdings Corp., 11.25%, 11/01/17 (12)	1,512,550
370,000	Exelon Corp., 5.63%, 06/15/35 (5)	247,160
650,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	650,589
515,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	419,094
311,774	Mirant Mid-Atlantic Trust, LLC, Series C, 10.06%, 12/30/28	296,186
75,000	NRG Energy, Inc., 7.25%, 02/01/14	70,500
170,000	NRG Energy, Inc., 7.38%, 02/01/16	158,100
45,000	NRG Energy, Inc., 7.38%, 01/15/17	41,850
620,000	Pacific Gas & Electric Company, 5.63%, 11/30/17	627,957
210,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	205,494
140,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	133,135
440,000	TXU Corp., Series P, 5.55%, 11/15/14	163,718
200,000	TXU Corp., Series Q, 6.50%, 11/15/24	56,105
635,000	TXU Corp., Series R, 6.55%, 11/15/34	172,104

		9,347,905

	Total Corporate Bonds and Notes (Cost $213,490,049)	140,801,592

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Preferred Corporate Bonds and Notes — 0.7%
	Banks and Financial Services — 0.4%
$610,000	Bank of America Corp., Series K, Variable Rate, 8.00%, 01/30/18 (1)	$244,299
90,000	Bank of America Corp., Series M, Variable Rate, 8.13%, perpetual(1)	36,908
160,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, 12/31/49 (1) (5)	59,296
1,190,000	General Electric Capital Corp., Variable Rate, 6.38%, 11/15/67 (1)	577,842
930,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, 11/29/49 (1) (9)	93
300,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, 10/05/17 (1)	132,000

		1,050,438

	Insurance — 0.3%
1,140,000	MetLife, Inc., 6.40%, 12/15/36	478,800
670,000	Travelers Companies, Inc. (The), Variable Rate, 6.25%, 03/15/37 (1)	355,544

		834,344

	Total Preferred Corporate Bonds and Notes (Cost $4,999,283)	1,884,782

Shares

	Preferred Stocks — 0.0%
	Banks and Financial Services
1,300	Fannie Mae, Series O, Floating Rate, 7.00% (2)	780
31,175	Fannie Mae, Series S, Variable Rate, 8.25% (1)	22,758
43,300	Freddie Mac, Series Z, Variable Rate, 8.38% (1)	19,918
341	Preferred Blocker, Inc. — 144A, 7.00%	67,891

	Total Preferred Stocks (Cost $1,988,323)	111,347

Principal		Value

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$30,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $30,000)	$10,463

	Municipal Bonds — 0.2%
	Virginia
488,662	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $480,902)	458,258

	Foreign Government Obligations — 0.4%
710,400	Russian Federation (Russia), 7.50%, 03/31/30	669,858
8,000	United Mexican States (Mexico), 5.63%, 01/15/17	7,824
439,000	United Mexican States, Series MTNA, (Mexico), 6.75%, 09/27/34	413,450

	Total Foreign Government Obligations (Cost $1,240,708)	1,091,132

	Short Term US Government Agency Securities — 3.9%
	Federal Home Loan Bank
10,400,000	1.20%, 05/20/09 (Cost $10,383,014)	10,383,014

	Total Securities (Cost $359,103,712)	286,401,514

	Repurchase Agreements — 2.7%
6,700,000	With Deutsche Bank, dated 03/31/09, 0.17%, due 04/01/09, repurchase proceeds at maturity $6,700,032 (Collateralized by Freddie Mac, 4.13%, due 12/21/12, with a value of $6,834,000)	6,700,000
377,256	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $377,256 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $389,727)	377,256

	Total Repurchase Agreements (Cost $7,077,256)	7,077,256

	Total Investments before Call and Put Options Written — 111.3% (Cost $366,180,968)	293,478,770

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Contracts		Value

	Call Options Written—(0.0)%
(33)	US Treasury Note (10 Year) May Future, Expiring April 2009 @ 124 (Premium $26,664)	$(36,609)
	Put Options Written—(0.0)%
(53)	US Treasury Bond (30 Year) June Future, Expiring May 2009 @ 121 (Premium $174,543)	(28,156)

	Total Investments net of Call and Put Options Written — 111.3% (Cost $365,979,761)	293,414,005
	Liabilities less other assets — (11.3)%	(29,816,483)

	Net Assets — 100.0%	$263,597,522

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $366,180,968.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$6,255,278
Gross unrealized depreciation	(78,957,476)

Net unrealized depreciation	$(72,702,198)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes — 86.0%
	Advertising — 0.3%
$470,000	Affinion Group, Inc., 10.13%, 10/15/13	$357,200
1,685,000	Affinion Group, Inc., 11.50%, 10/15/15	1,044,700

		1,401,900

	Aerospace and Defense — 0.7%
480,000	Hawker Beechcraft Acquisition Company LLC, 8.50%, 04/01/15	122,400
2,335,000	Hawker Beechcraft Acquisition Company LLC, 9.75%, 04/01/17	396,950
2,535,000	Transdigm, Inc., 7.75%, 07/15/14	2,363,888
905,000	Vought Aircraft Industries, Inc., 8.00%, 07/15/11	352,950

		3,236,188

	Airlines — 0.1%
444,176	Continental Airlines, Inc., Series 2001-1, 7.03%, 06/15/11	333,132

	Apparel: Manufacturing and Retail — 2.4%
2,635,000	Levi Strauss & Company, 9.75%, 01/15/15	2,266,100
3,915,000	Levi Strauss & Company, 8.88%, 04/01/16	3,034,125
2,005,000	Oxford Industries, Inc., 8.88%, 06/01/11	1,463,650
4,520,000	Perry Ellis International, Inc., Series B, 8.88%, 09/15/13	2,644,200
205,000	Phillips Van-Heusen Corp., 8.13%, 05/01/13	194,750
2,305,000	Quiksilver, Inc., 6.88%, 04/15/15	875,900

		10,478,725

	Automobile: Rental — 1.0%
1,440,000	Hertz Corp., 8.88%, 01/01/14	873,000
3,425,000	Hertz Corp., 10.50%, 01/01/16	1,489,875
3,790,000	RSC Equipment Rental, Inc., 9.50%, 12/01/14	1,857,100

		4,219,975

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.2%
1,245,000	Allison Transmission, Inc. — 144A, 11.00%, 11/01/15	591,375
395,000	Commercial Vehicle Group, 8.00%, 07/01/13	86,900
480,000	Tenneco, Inc., 8.13%, 11/15/15	96,000

		774,275

	Banks and Financial Services — 1.0%
4,120,000	Ford Motor Credit Company LLC, 8.00%, 12/15/16	2,707,792
1,210,000	GMAC LLC, Floating Rate, 2.49%, 05/15/09 (2)	1,149,500
1,400,000	Nuveen Investments, Inc. — 144A, 10.50%, 11/15/15	392,000

		4,249,292

	Broadcast Services/Media — 3.4%
1,515,000	Cablevision Systems Corp., Series B, 8.00%, 04/15/12	1,473,338
1,995,000	CCO Holdings LLC/Capital Corp., 8.75%, 11/15/13	1,665,825
3,535,000	Charter Communications Operating LLC/Capital Corp. — 144A, 8.38%, 04/30/14	3,110,799
1,850,000	Charter Communications Operating LLC/Capital Corp. — 144A, 10.88%, 09/15/14	1,794,500
815,000	DIRECTV Holdings LLC/ DIRECTV Financing Company, Inc., 7.63%, 05/15/16	798,700
1,895,000	Kabel Deutschland GMBH (Germany), 10.63%, 07/01/14	1,913,950
570,000	LBI Media, Inc., 11.00%, 10/15/13	192,375
2,210,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	1,989,000
605,000	Rainbow National Services LLC — 144A, 10.38%, 09/01/14	617,100
1,490,000	Time Warner Cable, Inc., 8.25%, 04/01/19	1,531,157

		15,086,744

	Business Services and Supplies — 1.1%
3,410,000	Aramark Corp., 8.50%, 02/01/15	3,137,200
1,848,000	Catalina Marketing Corp. — 144A, 11.63%, 10/01/17 (8)	1,108,800
2,050,000	CEVA Group PLC — 144A (United Kingdom), 10.00%, 09/01/14	784,125

		5,030,125

	Chemicals — 0.6%
2,570,000	Ineos Group Holdings PLC — 144A (United Kingdom), 8.50%, 02/15/16	147,775
830,000	Nova Chemicals Corp. (Canada), Floating Rate, 5.72%, 11/15/13 (11)	622,500

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Chemicals (continued)

$3,900,000	Reichhold Industries, Inc. — 144A, 9.00%, 08/15/14 (8)	$1,638,000

		2,408,275

	Commercial Services — 0.7%
3,460,000	Ceridian Corp., 11.25%, 11/15/15	1,453,200
2,065,000	Ticketmaster — 144A, 10.75%, 08/01/16	1,404,200

		2,857,400

	Computer Equipment, Software and Services — 1.8%
170,000	Interface, Inc., 9.50%, 02/01/14	120,700
1,790,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	1,557,300
1,480,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	1,036,000
5,985,000	Sungard Data Systems, Inc. — 144A, 10.63%, 05/15/15	5,236,875

		7,950,875

	Construction Services and Supplies — 0.7%
775,000	ESCO Corp. — 144A, Floating Rate, 5.20%, 12/15/13 (2)(8)	488,250
775,000	ESCO Corp. — 144A, 8.63%, 12/15/13	589,000
545,000	Interline Brands, Inc., 8.13%, 06/15/14	487,775
525,000	Nortek, Inc., 10.00%, 12/01/13	219,188
3,025,000	Panolam Industries International, 10.75%, 10/01/13	393,250
1,260,000	Texas Industries, Inc. — 144A, 7.25%, 07/15/13	951,300

		3,128,763

	Consumer Goods and Services — 1.4%
3,365,000	Amscan Holdings, Inc., 8.75%, 05/01/14	2,187,250
7,320,000	Yankee Acquisition Corp., Series B, 8.50%, 02/15/15	4,026,000

		6,213,250

	Containers and Packaging — 0.4%
1,055,000	Intertape Polymer US, Inc., 8.50%, 08/01/14	640,913
75,000	Owens-Brockway Glass Containers, 8.25%, 05/15/13	75,375
1,246,577	Pliant Corp., 11.63%, 06/15/09 (14)	456,693
200,000	Rock-Tenn Company, 9.25%, 03/15/16	199,500
1,770,000	Smurfit-Stone Container Corp., 8.00%, 03/15/17 (9)	212,400
260,000	Solo Cup Company, 8.50%, 02/15/14	189,800

		1,774,681

	Distribution — 1.6%
645,000	Sally Holdings LLC, 9.25%, 11/15/14	611,138
7,490,000	Sally Holdings LLC, 10.50%, 11/15/16	6,553,750

		7,164,888

	Education — 3.9%
3,660,000	Education Management LLC, 8.75%, 06/01/14	3,458,700
6,175,000	Education Management LLC, 10.25%, 06/01/16	5,773,625
5,165,000	Laureate Education, Inc. — 144A, 10.00%, 08/15/15	3,486,375
5,320,244	Laureate Education, Inc. — 144A, 10.25%, 08/15/15 (12)(14)	3,118,993
2,160,000	Laureate Education, Inc. — 144A, 11.75%, 08/15/17	1,296,000

		17,133,693

	Electronics — 0.1%
550,000	Muzak LLC, 10.00%, 02/15/09 (9)(13)	275,000

	Energy Services — 0.1%
475,000	Verasun Energy Corp., 9.88%, 12/15/12 (9)	456,000

	Engineering — 0.0%
740,000	Alion Science & Technology Corp., 10.25%, 02/01/15	111,000

	Entertainment, Leisure and Recreation — 8.9%
2,505,000	AMC Entertainment, Inc., 8.00%, 03/01/14	2,054,100
6,395,000	AMC Entertainment, Inc., 11.00%, 02/01/16	5,819,449
3,095,000	Buffalo Thunder Development Authority — 144A, 9.38%, 12/15/14	185,700
3,935,000	Caesars Entertainment, Inc., 7.88%, 03/15/10	1,574,000
2,075,000	CCM Merger, Inc. — 144A, 8.00%, 08/01/13	850,750
935,000	Chukchansi Economic Development Authority — 144A, Floating Rate, 6.10%, 11/15/12 (8)(11)	194,013
126,058	Eldorado Casino Shreveport, 10.00%, 08/01/12	98,325
5,645,000	Fontainebleau Las Vegas — 144A, Variable Rate, 11.00%, 06/15/15 (10)	169,350

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Entertainment, Leisure and Recreation (continued)

$3,255,000	Galaxy Entertainment Finance — 144A (British Virgin Islands), 9.88%, 12/15/12	$2,148,300
1,495,000	GreekTown Holdings — 144A, 10.75%, 12/01/13 (9)	74,750
1,336,966	HRP Myrtle Beach Holdings/CA — 144A, 14.50%, 04/01/14 (8)(9)(12)	1,671
1,730,000	HRP Myrtle Beach Operations/CA — 144A, Floating Rate, 8.58%, 04/01/12 (8)(9)(11)	17,300
945,000	HRP Myrtle Beach Operations/CA — 144A, 12.50%, 04/01/13 (8)(9)	1,181
1,590,000	Indianapolis Downs Capital LLC & Capital Corp. — 144A, 11.00%, 11/01/12	850,650
2,060,000	Inn of The Mountain Gods, 12.00%, 11/15/10	216,300
890,000	Majestic Holdco LLC — 144A, 12.50%, 10/15/11 (8)	4,450
1,850,000	Mandalay Resort Group, 6.50%, 07/31/09	1,193,250
2,710,000	Marquee Holdings, Inc., 9.51%, 08/15/14	1,897,000
210,000	MGM MIRAGE, 7.50%, 06/01/16	73,500
2,670,000	Mohegan Tribal Gaming Authority, 6.38%, 07/15/09	2,189,400
1,180,000	Mohegan Tribal Gaming Authority, 8.00%, 04/01/12	348,100
2,225,000	Mohegan Tribal Gaming Authority, 7.13%, 08/15/14	623,000
2,340,000	Mohegan Tribal Gaming Authority, 6.88%, 02/15/15	585,000
2,275,000	OED Corp./Diamond JO, 8.75%, 04/15/12	1,820,000
240,000	Pinnacle Entertainment, Inc., 8.25%, 03/15/12	210,000
1,605,000	Pinnacle Entertainment, Inc., 7.50%, 06/15/15	995,100
555,000	Pokagon Gaming Authority — 144A, 10.38%, 06/15/14	460,650
985,000	Royal Caribbean Cruises, Ltd. (Liberia), 7.00%, 06/15/13	552,831
385,000	Royal Caribbean Cruises, Ltd. (Liberia), 6.88%, 12/01/13	207,900
250,000	Royal Caribbean Cruises, Ltd. (Liberia), 7.25%, 06/15/16	117,500
510,000	Royal Caribbean Cruises, Ltd. (Liberia), 7.25%, 03/15/18	234,600
475,000	San Pasqual Casino — 144A, 8.00%, 09/15/13 (8)	352,688
430,000	Scientific Games Corp. — 144A, 7.88%, 06/15/16	371,950
995,000	Seminole Hard Rock Entertainment — 144A, Floating Rate, 3.82%, 03/15/14 (2)	517,400
425,000	Travelport LLC, 9.88%, 09/01/14	167,875
2,435,000	Tunica-Biloxi Gaming Authority — 144A, 9.00%, 11/15/15 (8)	1,972,350
3,370,000	Universal City Development Partners, Ltd., 11.75%, 04/01/10	2,889,775
6,495,000	Universal City Florida, Floating Rate, 5.92%, 05/01/10 (2)	2,273,250
3,239,000	Waterford Gaming LLC/Waterford Gaming Finance — 144A, 8.63%, 09/15/14 (8)	1,297,937
640,000	WMG Acquisition Corp., 7.38%, 04/15/14	440,000
3,670,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, 12/01/14	2,770,850

		38,822,195

	Environmental Waste Management and Recycling Services — 0.3%
1,800,000	Waste Services, Inc., 9.50%, 04/15/14	1,354,500

	Food and Beverage — 4.6%
6,300,000	Anheuser-Busch InBev SA/NV — 144A, 7.75%, 01/15/19	6,281,736
3,865,000	ASG Consolidated LLC/ASG Finance, Inc., 11.50%, 11/01/11	3,227,275
2,490,000	Dole Foods Company — 144A, 13.88%, 03/15/14	2,421,525
6,935,000	Dole Foods Company, Inc., 8.63%, 05/01/09	6,900,324
1,225,000	Tyson Foods, Inc. — 144A, 10.50%, 03/01/14	1,249,500

		20,080,360

	Insurance — 1.0%
1,120,000	Alliant Holdings I, Inc. — 144A, 11.00%, 05/01/15	722,400
1,340,000	Hub International Holdings — 144A, 9.00%, 12/15/14	847,550
2,825,000	Multiplan, Inc. — 144A, 10.38%, 04/15/16	2,302,375

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Insurance (continued)

$980,000	USI Holdings Corp. — 144A, Floating Rate, 5.11%, 11/15/14 (2)	$460,600

		4,332,925

	Internet Services — 0.5%
2,565,000	Expedia, Inc. — 144A, 8.50%, 07/01/19	2,180,250

	Machinery — 0.9%
1,680,000	Altra Industrial Motion, Inc., 9.00%, 12/01/11	1,570,800
110,000	Chart Industries, Inc., 9.13%, 10/15/15	80,300
2,750,000	Stewart & Stevenson LLC, 10.00%, 07/15/14	2,076,250

		3,727,350

	Manufacturing — 1.2%
1,000,000	American Railcar Industries, Inc., 7.50%, 03/01/14	695,000
1,535,000	Bombardier, Inc. — 144A (Canada), 8.00%, 11/15/14	1,124,388
285,000	Harland Clarke Holdings, 9.50%, 05/15/15	125,756
730,000	Ingersoll-Rand Global Holding Company (Bermuda), 9.50%, 04/15/14	729,942
870,000	RBS Global & Rexnord Corp., 11.75%, 08/01/16	530,700
965,000	RBS Global & Rexnord Corp., 8.88%, 09/01/16	723,750
1,445,000	Tyco International Finance SA (Luxembourg), 8.50%, 01/15/19	1,491,511
720,000	Venture Holdings Trust, Series B, 9.50%, 07/01/05 (9)(13)	72

		5,421,119

	Medical Equipment, Supplies, and Services — 8.9%
2,035,000	Accellent, Inc., 10.50%, 12/01/13	1,500,813
2,235,000	AMR Holding Company/Emcare Holding Company, 10.00%, 02/15/15	2,223,825
6,895,000	Biomet, Inc., 11.63%, 10/15/17	6,084,837
3,135,000	Community Health Systems, Inc., 8.88%, 07/15/15	2,962,575
3,465,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	2,572,763
1,285,000	Fresenius US Finance II — 144A, 9.00%, 07/15/15	1,336,400
2,790,000	HCA, Inc., 8.75%, 09/01/10	2,776,050
168,000	HCA, Inc., 7.88%, 02/01/11	162,540
2,420,000	HCA, Inc., 9.13%, 11/15/14	2,274,800
7,710,000	HCA, Inc., 9.25%, 11/15/16	7,016,099
890,000	HCA, Inc. — 144A, 9.88%, 02/15/17	841,050
1,930,000	National Mentor Holdings, Inc., 11.25%, 07/01/14	1,601,900
2,140,000	Omnicare, Inc., 6.88%, 12/15/15	1,915,300
1,590,000	Res-Care, Inc., 7.75%, 10/15/13	1,403,175
535,000	Universal Hospital Services, Inc., Floating Rate, 5.94%, 06/01/15 (11)	387,875
2,025,000	US Oncology, Inc., 9.00%, 08/15/12	1,964,250
1,775,000	US Oncology, Inc., 10.75%, 08/15/14	1,633,000
719,000	Viant Holdings, Inc. — 144A, 10.13%, 07/15/17 (8)	352,310

		39,009,562

	Metals and Mining — 1.2%
1,630,000	CII Carbon LLC — 144A, 11.13%, 11/15/15	961,700
300,000	FMG Finance Property, Ltd. — 144A (Australia), Floating Rate, 5.26%, 09/01/11 (2)	255,000
1,500,000	FMG Finance Property, Ltd. — 144A (Australia), 10.63%, 09/01/16	1,260,000
775,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	724,625
2,145,000	RathGibson, Inc., 11.25%, 02/15/14	450,450
2,285,000	Steel Dynamics, Inc., 7.38%, 11/01/12	1,782,300

		5,434,075

	Oil, Coal and Gas — 9.2%
1,380,000	Allis-Chalmers Energy, Inc., 9.00%, 01/15/14	641,700
3,975,000	Chesapeake Energy Corp., 9.50%, 02/15/15	3,865,687
2,050,000	Chesapeake Energy Corp., 7.25%, 12/15/18	1,683,563
695,000	Cimarex Energy Company, 7.13%, 05/01/17	559,475
1,195,000	Clayton William Energy, 7.75%, 08/01/13	740,900
2,020,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	636,300

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$660,000	Denbury Resources, Inc., 7.50%, 12/15/15	$574,200
2,685,000	Denbury Resources, Inc., 9.75%, 03/01/16	2,591,025
1,550,000	Dynegy Holdings, Inc., 7.63%, 10/15/26	666,500
1,405,000	El Paso Corp., 9.63%, 05/15/12	1,348,547
685,000	Encore Acquisition Corp., 7.25%, 12/01/17	506,044
3,120,000	Forbes Energy Services (Bermuda), 11.00%, 02/15/15	1,856,400
440,000	Forest Oil Corp., 7.25%, 06/15/19	347,600
85,000	Marathon Oil Corp., 7.50%, 02/15/19	85,637
1,440,000	Nabors Industries, Inc. — 144A, 9.25%, 01/15/19	1,365,448
1,075,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	470,313
970,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	434,075
525,000	Parker Drilling Company, 9.63%, 10/01/13	351,750
240,000	Petrobras International Finance Company (Cayman Islands), 7.88%, 03/15/19	248,688
3,790,000	Petrohawk Energy Corp., 9.13%, 07/15/13	3,638,400
855,000	Petrohawk Energy Corp. — 144A, 10.50%, 08/01/14	850,725
1,170,000	Petroleum Development Company, 12.00%, 02/15/18	772,200
255,000	Petroplus Finance, Ltd. — 144A (Bermuda), 6.75%, 05/01/14	188,700
5,155,000	Petroplus Finance, Ltd. — 144A (Bermuda), 7.00%, 05/01/17	3,711,599
1,960,000	Quicksilver Resources, Inc., 7.13%, 04/01/16	931,000
3,040,000	Sandridge Energy, Inc., 8.63%, 04/01/15 (12)	1,976,000
2,560,000	Sandridge Energy, Inc. — 144A, 8.00%, 06/01/18	1,881,600
2,985,000	Semgroup LP — 144A, 8.75%, 11/15/15 (9)	104,475
290,000	SESI LLC, 6.88%, 06/01/14	234,900
440,000	Tennessee Gas Pipeline Company — 144A, 8.00%, 02/01/16	440,000
5,970,000	United Refining Company, 10.50%, 08/15/12	3,462,600
2,190,000	Weatherford International, Ltd. (Switzerland), 9.63%, 03/01/19	2,265,145
885,000	Williams Companies, Inc. — 144A, 8.75%, 01/15/20	880,575

		40,311,771

	Paper and Forest Products — 1.2%
115,000	Georgia-Pacific Corp., 9.50%, 12/01/11	114,856
1,015,000	Georgia-Pacific LLC — 144A, 7.00%, 01/15/15	949,025
745,000	Georgia-Pacific LLC — 144A, 7.13%, 01/15/17	689,125
665,000	NewPage Corp., Floating Rate, 7.42%, 05/01/12 (2)	212,800
5,445,000	NewPage Corp., 10.00%, 05/01/12	1,892,138
2,990,000	NewPage Corp., 12.00%, 05/01/13	627,900
3,765,000	Verso Paper Holdings LLC, Series B, 11.38%, 08/01/16	884,775

		5,370,619

	Pharmaceuticals/Research and Development — 0.2%
925,000	Elan Finance PLC/Elan Finance Corp. (Ireland), 8.88%, 12/01/13	740,000

	Printing and Publishing — 2.2%
1,266,000	Dex Media West Finance Company, Series B, 9.88%, 08/15/13	253,200
445,000	Local Insight Regatta Holdings, 11.00%, 12/01/17	103,463
1,365,000	Medimedia USA, Inc. — 144A, 11.38%, 11/15/14 (8)	887,250
7,125,000	Nielsen Finance LLC/Nielsen Finance Company, 10.00%, 08/01/14	6,127,499
2,775,000	Nielsen Finance LLC/Nielsen Finance Company, zero coupon, 08/01/16 (7)	1,151,625
1,010,000	Nielsen Finance LLC/Nielsen Finance Company — 144A, 11.63%, 02/01/14	910,263
4,115,000	Reader’s Digest Association, 9.00%, 02/15/17	236,613

		9,669,913

	Real Estate Development and Services — 0.0%
327,600	Ashton Woods USA/Ashton Woods Finance Company — 144A, zero coupon, 06/30/15 (7)	98,280

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Real Estate Investment Trusts — 0.6%
$620,000	HCP, Inc., 6.00%, 03/01/15	$446,236
2,810,000	Host Hotels & Resorts LP, Series Q, 6.75%, 06/01/16	2,051,300

		2,497,536

	Retail — 3.4%
3,770,000	GameStop Corp., 8.00%, 10/01/12	3,807,701
5,695,000	General Nutrition Centers, Inc., Floating Rate, 6.40%, 03/15/14 (11) (12)	3,502,425
2,150,000	General Nutrition Centers, Inc., 10.75%, 03/15/15	1,548,000
5,505,000	Neiman Marcus Group, Inc., 9.00%, 10/15/15	1,768,481
9,995,000	Neiman Marcus Group, Inc., 10.38%, 10/15/15	3,198,400
905,000	Staples, Inc., 9.75%, 01/15/14	947,408

		14,772,415

	Retail: Restaurants — 0.7%
1,720,000	El Pollo Loco, Inc., 11.75%, 11/15/13	1,255,600
2,595,000	NPC International, Inc., 9.50%, 05/01/14	2,024,100

		3,279,700

	Semiconductors — 1.5%
2,335,000	Advanced Micro Devices, Inc., 7.75%, 11/01/12	1,240,469
435,000	Amkor Technologies, Inc., 7.13%, 03/15/11	402,919
510,000	Amkor Technologies, Inc., 7.75%, 05/15/13	410,550
3,025,000	Amkor Technologies, Inc., 9.25%, 06/01/16	2,329,250
825,000	Avago Technologies Finance Pte., Ltd., 10.13%, 12/01/13	734,250
1,890,000	Avago Technologies Finance Pte., Ltd., 11.88%, 12/01/15	1,455,300

		6,572,738

	Telecommunications Equipment and Services — 12.8%
1,460,000	Centennial Cellular/Communications, 10.13%, 06/15/13	1,511,100
2,890,000	Citizens Communications Company, 7.13%, 03/15/19	2,268,650
1,635,000	Crown Castle International Corp., 9.00%, 01/15/15	1,639,088
4,862,000	Digicel Group, Ltd. — 144A (Bermuda), 9.13%, 01/15/15	2,965,820
4,375,000	Digicel, Ltd. — 144A (Bermuda), 9.25%, 09/01/12	3,860,938
3,070,000	Intelsat Corp. — 144A, 9.25%, 08/15/14	2,885,800
6,030,000	Intelsat Jackson Holdings — 144A (Bermuda), 9.50%, 06/15/16	5,668,200
6,685,000	Intelsat Jackson Holdings (Bermuda), 11.25%, 06/15/16	6,484,449
1,000,000	Intelsat Subsidiary Holdings — 144A (Bermuda), 8.88%, 01/15/15	932,500
500,000	Intelsat Subsidiary Holdings — 144A, Series B (Bermuda), 8.88%, 01/15/15	463,750
4,065,000	Nortel Networks, Ltd. — 144A (Canada), 10.75%, 07/15/16 (9)	731,700
1,345,000	Nortel Networks, Ltd. (Canada), 10.75%, 07/15/16 (9)	255,550
2,505,000	Qwest Capital Funding, Inc., 7.90%, 08/15/10	2,442,375
1,365,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	1,180,725
420,000	Qwest Corp., 7.50%, 10/01/14	382,200
470,000	Qwest Corp., 7.63%, 06/15/15	423,000
3,050,000	Sprint Capital Corp., 6.88%, 11/15/28	1,860,500
8,050,000	Telesat Canada — 144A, 11.00%, 11/01/15	6,681,499
3,375,000	Telesat Canada — 144A, 12.50%, 11/01/17	2,497,500
375,000	Virgin Media Finance PLC (United Kingdom), 8.75%, 04/15/14	354,375
5,070,000	Virgin Media Finance PLC (United Kingdom), 9.13%, 08/15/16	4,715,100
2,705,000	West Corp., 9.50%, 10/15/14	1,883,356
2,970,000	Windstream Corp., 8.63%, 08/01/16	2,918,025
2,230,000	XM Satellite Radio Holdings — 144A, 13.00%, 08/01/13	1,020,225

		56,026,425

	Transportation — 1.6%
1,590,000	Greenbrier Companies, Inc., 8.38%, 05/15/15	630,038
2,655,000	Kansas City Southern de Mexico, SA de CV (Mexico), 7.63%, 12/01/13	2,150,549

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Transportation (continued)

$805,000	Kansas City Southern de Mexico, SA de CV (Mexico), 7.38%, 06/01/14	$635,950
1,945,000	Kansas City Southern Railway, 8.00%, 06/01/15	1,609,488
2,085,000	TFM, SA de CV (Mexico), 9.38%, 05/01/12	1,897,350

		6,923,375

	Utilities — 3.6%
1,500,000	AES Corp., 8.00%, 10/15/17	1,286,250
182,000	AES Corp. — 144A, 8.75%, 05/15/13	179,270
417,070	AES Eastern Energy, Series 99-A, 9.00%, 01/02/17	379,534
1,040,000	Edison Mission Energy, 7.50%, 06/15/13	821,600
4,400,000	Edison Mission Energy, 7.00%, 05/15/17	3,212,000
760,000	Edison Mission Energy, 7.20%, 05/15/19	528,200
555,000	NRG Energy, Inc., 7.25%, 02/01/14	521,700
1,105,000	NRG Energy, Inc., 7.38%, 02/01/16	1,027,650
5,260,000	NRG Energy, Inc., 7.38%, 01/15/17	4,891,800
210,000	Reliant Energy, Inc., 7.63%, 06/15/14	170,100
3,235,000	Reliant Energy, Inc., 7.88%, 06/15/17	2,555,650

		15,573,754

	Total Corporate Bonds and Notes (Cost $526,278,530)	376,483,043

	Loan Participations — 7.2%
2,679,918	ADESA, Inc., Term Loan B, Variable Rate, 3.14%, 10/18/13 (1)	1,911,674
864,600	AMSCAN Holdings, Inc., Term Loan, Variable Rate, 3.65%, 05/25/13 (1)	678,711
2,010,000	BLB Worldwide Holdings, 2nd Lien Term Loan, Variable Rate, 5.69%, 07/18/12 (1) (9)	155,775
860,000	Cannery Casino Resorts LLC, 2nd Lien Term Loan, Variable Rate, 4.77%, 05/16/14 (1)	387,000
255,304	Ceva Sante Animale, Letter of Credit, Variable Rate, 4.46%, 08/02/15 (1)	127,652
766,845	Ceva Sante Animale, US Term Loan, Variable Rate, 3.48%, 08/02/15 (1)	383,423
436,549	Dole Food Company, Inc. (Bermuda), Term Loan C, Variable Rate, 7.97%, 04/12/13 (1)	398,594
66,279	Dole Food Company, Inc., Credit Link, Variable Rate, 0.64%, 04/12/13 (1)	60,516
117,172	Dole Food Company, Inc., Term Loan B, Variable Rate, 7.97%, 04/12/13 (1)	106,985
560,000	Dresser, Inc., 2nd Lien Term Loan, Variable Rate, 6.99%, 05/04/15 (1)	239,866
903,071	Ford Motor Company, Term Loan, Variable Rate, 3.56%, 12/16/13 (1)	435,105
3,747,693	General Nutrition Centers, Inc., Term Loan, Variable Rate, 3.30%, 09/16/13 (1)	2,767,046
1,825,461	Great Lakes Entertainment, LLC, Term Loan, Variable Rate, 9.00%, 08/15/12 (1)	1,706,806
305,168	Hawker Beechcraft Acquisition Company, LLC, Letter of Credit, Variable Rate, 3.46%, 03/26/14 (1)	139,487
5,197,015	Hawker Beechcraft Acquisition Company, LLC, Term Loan, Variable Rate, 2.75%, 03/26/14 (1)	2,375,467
3,260,000	Hit Entertainment, Inc., Tranche LN227528, 2nd Lien Term Loan, Variable Rate, 6.74%, 02/05/13 (1)	896,500
750,000	Neff Rental, Inc., 2nd Lien Term Loan, Variable Rate, 4.03%, 11/20/14 (1)	166,406
490,000	NewPage Corp., 1st Lien Term Loan, Variable Rate, 4.81%, 12/21/14 (1)	337,120
1,517,811	Nielsen Finance, LLC, Term Loan, Variable Rate, 2.53%, 08/09/13 (1)	1,188,109
2,250,000	Panolam Industries, Term Loan, Variable Rate, 5.00%, 09/30/12 (1)	1,293,750
3,357,190	Quicksilver Resources, Inc., 2nd Lien Term Loan, Variable Rate, 7.75%, 08/08/13 (1)	2,587,833
1,707,674	Rental Services Corp., 2nd Lien Term Loan, Variable Rate, 4.73%, 11/30/13 (1)	963,414
3,095,406	Sabre, Inc., Term Loan B, Variable Rate, 2.91%, 09/30/14 (1)	1,642,887
381,667	Smurfit-Stone Container Corp., Deposit Fund Loan, Variable Rate, 3.15%, 11/01/10 (1)	256,552

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Loan Participations (continued)

$523,327	Smurfit-Stone Container Corp., Term Loan B, Variable Rate, 3.50%-4.25%, 11/01/11 (1)	$351,774
1,011,827	Smurfit-Stone Container Corp., Term Loan C, Variable Rate, 2.50%-4.25%, 11/01/11 (1)	682,983
276,498	Smurfit-Stone Container Corp., Term Loan C1, Variable Rate, 2.57%, 11/01/11 (1)	186,636
5,086,432	Texas Competitive Electric Holdings, Term Loan B2, Variable Rate, 4.03%, 10/10/14 (1)	3,374,533
2,350,000	Toys ’R’ Us-Delaware, Inc., Term Loan B, Variable Rate, 4.80%, 07/19/12 (1)	1,418,813
2,251,220	Travelport LLC, Dollar Term Loan, Variable Rate, 3.02%, 08/23/13 (1)	1,320,716
408,780	Travelport LLC, Letter of Credit, Variable Rate, 3.47%, 08/23/13 (1)	239,818
1,440,000	Veyance Technologies, Inc., 2nd Lien Term Loan, Variable Rate, 6.28%, 07/13/15 (1)	264,000
1,534,480	Viant Holdings, Inc., Term Loan B, 3.47%, 06/25/14	897,671
2,310,000	Yankee Candle Company, Inc. (The), Term Loan B, 3.21%, 02/06/14	1,537,799

	Total Loan Participations (Cost $44,399,418)	31,481,421

Shares

	Common Stocks — 0.0%
	Airlines — 0.0%
12,233	Delta Air Lines, Inc.*	68,871
500,000	Delta Air Lines, Inc. (Escrow Certificates)*	3,050

		71,921

	Banks and Financial Services — 0.0%
2,697,805	Adelphia Contingent Value Vehicle CVV, Series Acc — 1*	33,723

	Broadcast Services/Media — 0.0%
620,000	Adelphia Communications (Escrow Certificates)*	7,750
840,000	Adelphia Communications (Escrow Certificates)*	10,500
1,305,000	Adelphia Communications, Series B (Escrow Certificates)*	16,312

		34,562

	Chemicals — 0.0%
547	Texas Petrochemicals, Inc.*	1,915

	Entertainment, Leisure and Recreation — 0.0%
970	HRP — Class B*(8)(14)	—
889	Shreveport Gaming Holdings, Inc.(14)	12,055

		12,055

	Real Estate Development and Services — 0.0%
10,080	Ashton Woods USA, LLC — Class B — 144A*(8)	—

	Utilities — 0.0%
550,000	Mirant Corp. (Escrow Certificates)*(8)(14)	55
1,220,000	Mirant Corp. (Escrow Certificates)*(8)(14)	122

		177

	Total Common Stocks (Cost $3,189,643)	154,353

	Preferred Stocks — 0.1%
	Entertainment, Leisure and Recreation
3,596,360	Fontainebleau Resorts — 144A, 12.50%(8)(12)(14) (Cost $3,530,244)	316,480

	Convertible Preferred Stocks — 0.5%
	Oil, Coal and Gas — 0.3%
2,304	Chesapeake Energy Corp. — 144A, 5.00%	130,752
19,142	Chesapeake Energy Corp., 4.50%	1,172,447

		1,303,199

	Telecommunications Equipment and Services — 0.2%
18,825	Crown Castle International Corp., 6.25%*	818,888

	Total Convertible Preferred Stocks (Cost $3,003,505)	2,122,087

Principal

	Convertible Bonds — 0.6%
	Medical Equipment, Supplies, and Services — 0.5%
$810,000	LifePoint Hospitals, Inc., 3.50%, 05/15/14	575,100
1,750,000	LifePoint Hospitals, Inc., 3.25%, 08/15/25	1,312,500

		1,887,600

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Oil, Coal and Gas — 0.1%
$800,000	Petroplus Finance, Ltd., Series PPHN (Bermuda), 3.38%, 03/26/13	$607,188

	Total Convertible Bonds (Cost $2,147,824)	2,494,788

	Total Securities (Cost $582,549,164)	413,052,172

	Repurchase Agreements — 4.5%
19,860,079	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $19,860,084 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $20,260,808) (Cost $19,860,079)	19,860,079

	Total Investments — 98.9% (Cost $602,409,243)	432,912,251
	Other assets less liabilities — 1.1%	4,804,977

	Net Assets — 100.0%	$437,717,228

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $602,409,243.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$4,734,271
Gross unrealized depreciation	(174,231,263)

Net unrealized depreciation	$(169,496,992)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks — 60.5%
	Aerospace and Defense — 1.0%
3,258	General Dynamics Corp.	$135,500
7,133	Lockheed Martin Corp.	492,391
4,849	Northrop Grumman Corp.	211,610
1,652	Raytheon Company	64,329
2,320	Rockwell Collins, Inc.	75,725
10,491	United Technologies Corp.	450,903

		1,430,458

	Agriculture — 0.9%
13,254	Archer-Daniels-Midland Company	368,196
4,115	Bunge, Ltd. (Bermuda)	233,115
8,585	Monsanto Company	713,413

		1,314,724

	Apparel: Manufacturing and Retail — 0.4%
3,875	NIKE, Inc. — Class B	181,699
12,179	Ross Stores, Inc.	436,982

		618,681

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.4%
3,625	Advance Auto Parts, Inc.	148,915
3,454	Autoliv, Inc.	64,141
24,392	Johnson Controls, Inc.	292,703
1,360	PACCAR, Inc.	35,034

		540,793

	Banks and Financial Services — 5.2%
19,043	American Express Company	259,556
62,998	Bank of America Corp.	429,646
18,273	Bank of New York Mellon Corp.	516,212
13,059	BB&T Corp.	220,958
763	BlackRock, Inc.	99,221
8,314	Capital One Financial Corp.	101,763
20,964	Charles Schwab Corp. (The)	324,942
77,577	Citigroup, Inc.	196,270
1,736	CME Group, Inc.	427,733
11,902	Comerica, Inc.	217,926
9,087	Eaton Vance Corp.	207,638
2,846	Federated Investors, Inc. — Class B	63,352
3,614	Franklin Resources, Inc.	194,686
8,586	Hudson City Bancorp, Inc.	100,370
785	IntercontinentalExchange, Inc.*	58,459
3,717	Invesco, Ltd. (Bermuda)	51,518
51,428	JPMorgan Chase & Company	1,366,957
7,061	Moody’s Corp.	161,838
16,193	Morgan Stanley	368,715
2,925	Northern Trust Corp.	174,974
4,987	NYSE Euronext	89,267
1,696	PNC Financial Services Group, Inc.	49,676
4,057	State Street Corp.	124,874
12,692	Synovus Financial Corp.	41,249
8,988	T Rowe Price Group, Inc.	259,394
2,408	TD Ameritrade Holding Corp.*	33,254
20,427	US Bancorp	298,438
53,221	Wells Fargo & Company	757,867

		7,196,753

	Broadcast Services/Media — 1.8%
15,897	CBS Corp. — Class B	61,044
42,530	Comcast Corp. — Class A	580,109
9,365	Comcast Corp. — Special Class A	120,528
5,081	DIRECTV Group, Inc. (The)*	115,796
4,332	McGraw-Hill Companies, Inc. (The)	99,073
19,957	News Corp. — Class A	132,115
14,776	Time Warner Cable, Inc.	366,445
27,036	Time Warner, Inc.	521,795
29,143	Walt Disney Company (The)	529,237

		2,526,142

	Business Services and Supplies — 0.8%
22,094	Accenture, Ltd. — Class A (Bermuda)	607,364
4,420	Fidelity National Information Services, Inc.	80,444
3,664	Genpact, Ltd. (Bermuda)*	32,463
5,534	Manpower, Inc.	174,487
7,680	Robert Half International, Inc.	136,934
7,409	SEI Investments Company	90,464

		1,122,156

	Chemicals — 0.3%
2,184	Air Products & Chemicals, Inc.	122,850
3,207	Ecolab, Inc.	111,379
2,433	FMC Corp.	104,960
4,082	Nalco Holding Company	53,352
372	Rohm and Haas Company	29,328
1,321	Sigma-Aldrich Corp.	49,921

		471,790

	Computer Equipment, Software and Services — 5.6%
15,085	Adobe Systems, Inc.*	322,668
12,210	Apple, Inc.*	1,283,515
2,200	Autodesk, Inc.*	36,982
1,947	Computer Sciences Corp.*	71,727
28,574	Dell, Inc.*	270,882
30,589	EMC Corp.*	348,715
26,287	Hewlett-Packard Company	842,761
13,234	Ingram Micro, Inc. — Class A*	167,278
14,157	International Business Machines Corp.	1,371,672
99,641	Microsoft Corp.	1,830,405
17,193	NetApp, Inc.*	255,144
44,856	Oracle Corp.	810,548
16,334	Sun Microsystems, Inc.*	119,565
1,137	VMware, Inc. — Class A*	26,856

		7,758,718

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Construction Services and Supplies — 0.1%
5,132	Pulte Homes, Inc.	$56,093
1,183	Toll Brothers, Inc.*	21,483

		77,576

	Consumer Goods and Services — 3.1%
36,509	Altria Group, Inc.(5)	584,874
9,493	Colgate-Palmolive Company	559,897
5,255	Fortune Brands, Inc.	129,010
8,694	Lorillard, Inc.	536,768
22,793	Philip Morris International, Inc.	810,975
31,348	Procter & Gamble Company (The)	1,476,178
1,186	Scotts Miracle-Gro Company (The) — Class A	41,154
4,478	Toro Company (The)	108,278

		4,247,134

	Containers and Packaging — 0.2%
6,717	Ball Corp.	291,518

	Distribution — 0.0%
2,590	Tech Data Corp.*	56,410

	Diversified Operations and Services — 0.9%
121,281	General Electric Company	1,226,151

	Education — 0.5%
6,152	Apollo Group, Inc. — Class A*	481,886
1,430	ITT Educational Services, Inc.*	173,631

		655,517

	Electronics — 0.5%
21,890	Emerson Electric Company	625,616
4,387	Harman International Industries, Inc.	59,356
5,192	Tyco Electronics, Ltd. (Bermuda)	57,320

		742,292

	Engineering — 0.2%
3,027	Fluor Corp.	104,583
1,988	Jacobs Engineering Group, Inc.*	76,856
1,476	URS Corp.*	59,645

		241,084

	Food and Beverage — 2.0%
6,195	Campbell Soup Company	169,495
10,771	Coca-Cola Company (The)	473,385
8,394	Coca-Cola Enterprises, Inc.	110,717
3,312	Corn Products International, Inc.	70,214
6,705	Dean Foods Company*	121,226
4,378	Del Monte Foods Company	31,916
3,552	Dr Pepper Snapple Group, Inc.*	60,064
8,088	Hansen Natural Corp.*	291,168
7,149	Hershey Company (The)	248,428
4,826	Hormel Foods Corp.	153,032
17,414	PepsiCo, Inc.	896,474
5,054	Smithfield Foods, Inc.*	47,811
11,908	Tyson Foods, Inc. — Class A	111,816

		2,785,746

	Insurance — 1.3%
12,517	Aflac, Inc.	242,329
3,374	Chubb Corp. (The)	142,788
1,769	Endurance Specialty Holdings, Ltd. (Bermuda)	44,119
2,428	First American Corp.	64,366
5,269	HCC Insurance Holdings, Inc.	132,726
13,876	Loews Corp.	306,660
10,160	MetLife, Inc.	231,343
7,292	Old Republic International Corp.	78,899
9,188	Progressive Corp. (The)*	123,487
5,751	Prudential Financial, Inc.	109,384
7,962	Travelers Companies, Inc. (The)	323,576
4,616	Unum Group	57,700

		1,857,377

	Internet Services — 2.5%
5,133	Amazon.com, Inc.*	376,968
88,666	Cisco Systems, Inc.*	1,486,929
7,107	eBay, Inc.*	89,264
3,033	Google, Inc. — Class A*	1,055,666
2,069	Sohu.com, Inc.*	85,470
16,566	Symantec Corp.*	247,496
8,192	VeriSign, Inc.*	154,583

		3,496,376

	Machinery — 0.3%
4,350	AGCO Corp.*	85,260
1,834	Caterpillar, Inc.	51,279
1,611	Cummins, Inc.	41,000
6,464	Deere & Company	212,471
693	Flowserve Corp.	38,891

		428,901

	Manufacturing — 0.8%
3,459	3M Company	171,981
2,006	AptarGroup, Inc.	62,467
1,136	Cooper Industries, Ltd. — Class A (Bermuda)	29,377
5,443	Dover Corp.	143,586
7,424	Honeywell International, Inc.	206,833
9,096	Illinois Tool Works, Inc.	280,612
7,902	Tyco International, Ltd. (Switzerland)	154,563

		1,049,419

	Medical Equipment, Supplies, and Services — 3.0%
4,716	Baxter International, Inc.	241,554
3,407	Becton, Dickinson and Company	229,087
47,714	Boston Scientific Corp.*	379,326
4,383	Cardinal Health, Inc.	137,977

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)

1,159	Cerner Corp.*	$50,961
1,314	Gen-Probe, Inc.*	59,892
6,428	HLTH Corp.*	66,530
10,712	Hologic, Inc.*	140,220
5,977	Humana, Inc.*	155,880
29,528	Johnson & Johnson	1,553,173
7,012	McKesson Corp.	245,700
12,130	Medtronic, Inc.	357,471
12,199	UnitedHealth Group, Inc.	255,325
3,567	Varian Medical Systems, Inc.*	108,579
4,182	WellPoint, Inc.*	158,791

		4,140,466

	Metals and Mining — 0.6%
6,736	Alcoa, Inc.	49,442
1,238	Allegheny Technologies, Inc.	27,149
4,048	Commercial Metals Company	46,754
3,503	Freeport-McMoRan Copper & Gold, Inc.	133,499
6,621	Newmont Mining Corp.	296,357
1,026	Nucor Corp.	39,162
2,641	Reliance Steel & Aluminum Company	69,538
7,312	Southern Copper Corp.	127,375

		789,276

	Oil, Coal and Gas — 8.9%
5,909	Anadarko Petroleum Corp.	229,801
6,772	Apache Corp.	434,017
27,456	Chevron Corp.	1,846,141
27,429	ConocoPhillips	1,074,120
9,919	Devon Energy Corp.	443,280
1,580	Exterran Holdings, Inc.*	25,312
62,372	Exxon Mobil Corp.	4,247,532
9,561	Frontier Oil Corp.	122,285
19,030	Halliburton Company	294,394
2,484	Hess Corp.	134,633
1,027	Marathon Oil Corp.	27,000
5,029	Murphy Oil Corp.	225,148
2,212	National-Oilwell Varco, Inc.*	63,507
4,304	Noble Corp.	103,683
1,090	Noble Energy, Inc.	58,729
13,301	Occidental Petroleum Corp.	740,201
3,044	Peabody Energy Corp.	76,222
2,156	Pioneer Natural Resources Company	35,509
1,150	Praxair, Inc.	77,384
18,680	Schlumberger, Ltd. (Netherlands Antilles)	758,782
7,889	Southwestern Energy Company*	234,224
7,660	Sunoco, Inc.	202,837
14,332	Tesoro Corp.	193,052
844	Transocean, Ltd. (Switzerland)*	49,661
29,023	Valero Energy Corp.	519,512
2,744	Vectren Corp.	57,871

		12,274,837

	Paper and Forest Products — 0.1%
3,029	Plum Creek Timber Company, Inc.	88,053

	Pharmaceuticals/Research and Development — 6.0%
15,146	Abbott Laboratories	722,464
898	Allergan, Inc.	42,888
4,246	AmerisourceBergen Corp.	138,674
15,510	Amgen, Inc.*	768,055
6,333	Biogen Idec, Inc.*	331,976
19,957	Bristol-Myers Squibb Company	437,457
1,048	Celgene Corp.*	46,531
21,346	Eli Lilly and Company	713,170
4,776	Express Scripts, Inc.*	220,508
6,601	Forest Laboratories, Inc.*	144,958
23,108	Gilead Sciences, Inc.*	1,070,364
12,725	King Pharmaceuticals, Inc.*	89,966
7,776	Medco Health Solutions, Inc.*	321,460
26,921	Merck & Company, Inc.	720,137
6,628	Mylan, Inc.*	88,881
73,006	Pfizer, Inc.	994,342
32,723	Schering-Plough Corp.	770,627
14,608	Wyeth	628,728

		8,251,186

	Real Estate Investment Trusts — 0.5%
2,075	Boston Properties, Inc.	72,687
8,395	Equity Residential	154,049
3,964	HCP, Inc.	70,757
3,676	Liberty Property Trust	69,623
4,466	Nationwide Health Properties, Inc.	99,101
1,211	Public Storage	66,908
3,026	Regency Centers Corp.	80,401
3,924	Simon Property Group, Inc.	135,927

		749,453

	Retail — 2.8%
1,652	Barnes & Noble, Inc.	35,320
6,470	BJ’s Wholesale Club, Inc.*	206,975
8,456	Costco Wholesale Corp.	391,682
2,091	Dollar Tree, Inc.*	93,154
6,576	Family Dollar Stores, Inc.	219,441
9,235	Home Depot, Inc. (The)	217,577
8,334	Lowe’s Companies, Inc.	152,096
16,053	PetSmart, Inc.	336,471
1,171	Sears Holdings Corp.*	53,526
7,914	Target Corp.	272,162
10,566	TJX Companies, Inc. (The)	270,912

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Retail (continued)

32,103	Wal-Mart Stores, Inc.	$1,672,567

		3,921,883

	Retail: Restaurants — 1.2%
2,579	Darden Restaurants, Inc.	88,357
16,157	McDonald’s Corp.	881,687
3,802	Panera Bread Company — Class A*	212,532
18,488	YUM! Brands, Inc.	508,050

		1,690,626

	Retail: Supermarkets — 0.4%
15,080	Kroger Company (The)	319,997
5,450	Safeway, Inc.	110,036
11,077	SUPERVALU, Inc.	158,180

		588,213

	Scientific and Technical Instruments — 0.2%
8,723	Thermo Fisher Scientific, Inc.*	311,149

	Semiconductors — 1.6%
1,690	Altera Corp.	29,660
8,038	Atmel Corp.*	29,178
16,180	Broadcom Corp. — Class A*	323,276
4,338	Cypress Semiconductor Corp.*	29,368
8,693	Integrated Device Technology, Inc.*	39,553
86,099	Intel Corp.	1,295,790
26,872	LSI Corp.*	81,691
5,331	Marvell Technology Group, Ltd. (Bermuda)*	48,832
23,207	Texas Instruments, Inc.	383,148

		2,260,496

	Telecommunications Equipment and Services — 3.4%
2,384	Amdocs, Ltd. (Guernsey)*	44,152
2,357	American Tower Corp. — Class A*	71,724
67,652	AT&T, Inc.(5)	1,704,831
2,644	CenturyTel, Inc.	74,349
12,400	Embarq Corp.	469,340
21,187	Motorola, Inc.	89,621
19,228	QUALCOMM, Inc.	748,161
18,143	Qwest Communications International, Inc.	62,049
73,872	Sprint Nextel Corp.*	263,723
19,833	Tellabs, Inc.*	90,835
38,742	Verizon Communications, Inc.	1,170,008

		4,788,793

	Transportation — 1.4%
3,530	Burlington Northern Santa Fe Corp.	212,330
4,585	CH Robinson Worldwide, Inc.	209,122
6,832	Expeditors International of Washington, Inc.	193,277
5,215	FedEx Corp.	232,015
11,374	JB Hunt Transport Services, Inc.	274,227
1,082	Landstar System, Inc.	36,215
5,669	Union Pacific Corp.	233,053
11,181	United Parcel Service, Inc. — Class B	550,328

		1,940,567

	Utilities — 1.6%
1,663	American Electric Power Company, Inc.	42,007
2,604	American Water Works Company, Inc.	50,101
6,136	Calpine Corp.*	41,786
12,856	Duke Energy Corp.	184,098
57,972	Dynegy, Inc. — Class A*	81,741
3,574	Edison International	102,967
12,795	Exelon Corp.	580,765
3,066	FPL Group, Inc.	155,538
3,496	Integrys Energy Group, Inc.	91,036
2,295	MDU Resources Group, Inc.	37,041
9,459	Mirant Corp.*	107,833
12,521	NiSource, Inc.	122,706
1,960	OGE Energy Corp.	46,687
1,756	PG&E Corp.	67,114
1,093	Pinnacle West Capital Corp.	29,030
7,591	PPL Corp.	217,938
7,611	Public Service Enterprise Group, Inc.	224,296
971	Sempra Energy	44,899
1,778	Southern Company	54,442

		2,282,025

	Total Common Stocks (Cost $115,064,662)	84,212,739

Principal

	US Treasury Securities — 1.4%
	US Treasury Bonds — 0.4%
$510,000	3.50%, 02/15/39	503,946

	US Treasury Inflation Index — 0.5%
181,390	1.75%, 01/15/28	173,681
422,819	2.50%, 01/15/29	457,833

		631,514

	US Treasury Notes — 0.5%
510,000	2.38%, 03/31/16	513,307
270,000	2.75%, 02/15/19	271,477

		784,784

	Total US Treasury Securities (Cost $1,842,455)	1,920,244

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	US Government Agency Securities — 12.2%
	Asset Backed: Mortgage and Home Equity — 1.7%
$600,000	Fannie Mae Grantor Trust, Series 2001-T2, Class B, 6.02%, 11/25/10 (5)	$633,533
152,981	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29 (5)	161,474
760,000	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18 (5)	802,427
342,210	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34 (5)	357,088
444,256	Fannie Mae, Series 2004-99, Class AO, 5.50%, 01/25/34 (5)	464,329

		2,418,851

	Fannie Mae — 6.2%
1,643,384	PL# 256219, 5.50%, 04/01/36 (5)	1,697,498
72,206	PL# 535675, 7.00%, 01/01/16 (5)	75,698
919	PL# 549906, 7.50%, 09/01/30	995
1,419	PL# 552549, 7.50%, 09/01/30 (5)	1,537
565	PL# 558384, 7.50%, 01/01/31	612
1,918	PL# 568677, 7.50%, 01/01/31 (5)	2,077
268	PL# 572762, 7.50%, 03/01/31 (5)	290
15,425	PL# 582178, 7.50%, 06/01/31 (5)	16,706
12,731	PL# 594316, 6.50%, 07/01/31 (5)	13,528
2,390	PL# 602859, 6.50%, 10/01/31	2,540
11,675	PL# 614924, 7.00%, 12/01/16 (5)	12,267
664,710	PL# 735580, 5.00%, 06/01/35 (5)	687,508
43,130	PL# 785183, 6.00%, 07/01/34	45,228
44,155	PL# 793193, 5.50%, 07/01/19	46,248
267,859	PL# 793693, 6.00%, 08/01/34 (5)	280,889
214,162	PL# 888022, 5.00%, 02/01/36 (5)	221,473
900,000	TBA, 5.50%, 04/01/24	938,250
200,000	TBA, 6.00%, 04/01/24	209,312
3,700,000	TBA, 5.00%, 04/01/39	3,817,938
600,000	TBA, 5.50%, 04/01/39	622,687

		8,693,281

	Federal Agricultural Mortgage Corp. — 0.3%
350,000	144A, 5.13%, 04/19/17 (5)	382,578

	Freddie Mac Gold — 1.9%
76,583	PL# A39644, 5.50%, 11/01/35	79,638
900,000	TBA, 5.00%, 04/01/24	932,906
1,000,000	TBA, 5.00%, 04/01/39	1,031,250
600,000	TBA, 5.50%, 04/01/39	622,500

		2,666,294

	Government National Mortgage Association — 1.8%
2,573	PL# 461836, 7.00%, 01/15/28 (5)	2,761
165,797	PL# 604404, 5.00%, 06/15/33 (5)	172,671
486,925	PL# 639093, 5.00%, 01/15/35 (5)	506,427
384,906	PL# 639865, 5.00%, 06/15/35 (5)	400,323
84,298	PL# 781881, 5.00%, 03/15/35 (5)	87,681
1,300,000	TBA, 5.50%, 04/01/39	1,350,784

		2,520,647

	Resolution Funding Strips — 0.3%
250,000	Zero coupon, 07/15/18 (8)	176,646
250,000	Zero coupon, 10/15/18 (8)	174,920

		351,566

	Total US Government Agency Securities (Cost $16,560,683)	17,033,217

	Corporate Bonds and Notes — 26.1%
	Advertising — 0.0%
10,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	7,200

	Airlines — 0.5%
400,000	Continental Airlines, Inc., Series 2007-1A, 5.98%, 04/19/22 (5)	296,000
300,000	Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57%, 11/18/10 (5)	271,500
90,756	Delta Air Lines, Inc., Series 2007-1, Class A, 6.82%, 08/10/22 (5)	60,807

		628,307

	Automobile: Rental — 0.0%
35,000	Hertz Corp., 8.88%, 01/01/14	21,219
20,000	Hertz Corp., 10.50%, 01/01/16	8,700

		29,919

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.4%
300,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11 (5)	287,163
580,000	Ford Motor Company, 7.45%, 07/16/31	184,150
970,000	General Motors Corp., 8.25%, 07/15/23	113,975
16,000	Visteon Corp., 8.25%, 08/01/10	800
11,000	Visteon Corp. — 144A, 12.25%, 12/31/16	550

		586,638

	Banks and Financial Services — 4.3%
100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67 (1)	9,062
200,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10	70,000

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$190,000	American Express Company, Variable Rate, 6.80%, 09/01/66 (1) (5)	$91,636
10,000	BAC Capital Trust XIV, Variable Rate, 5.63%, perpetual (1) (5)	2,200
140,000	Bear Stearns Companies, Inc. (The), 7.25%, 02/01/18 (5)	144,580
210,000	Caterpillar Financial Service Corp., Series MTNF, 6.20%, 09/30/13 (5)	210,202
330,000	Citigroup, Inc., 5.00%, 09/15/14 (5)	218,757
300,000	Citigroup, Inc., 6.88%, 03/05/38 (5)	261,549
220,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	197,307
129,000	Ford Motor Credit Company LLC, Floating Rate, 6.57%, 06/15/11 (2)	90,945
480,000	General Electric Capital Corp., Series MTNA, 6.88%, 01/10/39 (5)	391,483
160,000	Glitnir Banki HF — 144A (Iceland), 6.33%, 07/28/11 (8) (9)	17,200
380,000	Glitnir Banki HF — 144A (Iceland), Variable Rate, 6.69%, 06/15/16 (1) (8) (9)	38
645,000	GMAC LLC — 144A, 6.63%, 05/15/12	432,685
108,000	GMAC LLC — 144A, 7.50%, 12/31/13	51,913
85,000	GMAC LLC — 144A, 8.00%, 12/31/18	24,676
165,000	GMAC LLC — 144A, 8.00%, 11/01/31	79,391
20,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1) (5)	8,327
170,000	Goldman Sachs Group, Inc. (The), 4.50%, 06/15/10 (5)	169,636
70,000	Goldman Sachs Group, Inc. (The), 5.45%, 11/01/12 (5)	67,374
162,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22 (1) (5)	91,086
200,000	ICICI Bank, Ltd. — REG S (India), Variable Rate, 6.38%, 04/30/22 (1)	110,324
220,000	JPMorgan Chase & Company, 5.13%, 09/15/14 (5)	194,630
270,000	JPMorgan Chase & Company, 5.15%, 10/01/15 (5)	238,018
220,000	JPMorgan Chase & Company, 6.13%, 06/27/17 (5)	202,395
130,000	Kaupthing Bank hf — 144A (Iceland), 7.13%, 05/19/16 (8) (9)	13
710,000	Kaupthing Bank hf — 144A, Series 1 (Iceland), 7.63%, 02/28/15 (8) (9) (14)	55,025
140,000	Landisbanki Islands hf — 144A (Iceland), 6.10%, 08/25/11 (8) (9)	350
120,000	Lehman Brothers E-Capital Trust I, Floating Rate, 3.59%, 08/19/65 (2) (9)	12
100,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12 (9)	12,750
480,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17 (9)	48
170,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual (1)	113,900
260,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12 (5)	250,176
100,000	Morgan Stanley, Series MTNF, Floating Rate, 1.59%, 10/18/16 (2) (5)	67,042
20,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual (1) (4) (5)	9,000
40,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual (1) (4)	18,000
235,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual (1) (4)	108,100
100,000	Royal Bank of Scotland Group PLC, Series MTNU (United Kingdom), Variable Rate, 7.64%, perpetual(1)	22,500
270,000	RSHB Capital Bank — 144A (Luxembourg), 6.30%, 05/15/17 (5)	186,867
260,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16 (1)	193,390
300,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual (1)	51,000
60,000	SLM Corp., Series MTN, 5.05%, 11/14/14	31,761
265,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	140,919
10,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	4,700
45,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	18,011
215,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	214,301

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$310,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	$224,750
100,000	TNK-BP Finance SA, Series 6 — 144A (Luxembourg), 7.88%, 03/13/18	70,000
140,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	28,000
350,000	Turanalem Finance BV (the Netherlands), 8.25%, 01/22/37	70,000
170,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual (1)	61,200
430,000	Wachovia Corp., 5.25%, 08/01/14	357,033
130,000	Wells Fargo Capital X, 5.95%, 12/15/36	87,750
270,000	Wells Fargo Capital XV, Variable Rate, 9.75%, perpetual (1)	197,100

		5,969,112

	Broadcast Services/Media — 0.8%
60,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15 (8)	6,450
100,000	Clear Channel Communications, Inc., 4.25%, 05/15/09	89,000
170,000	Clear Channel Communications, Inc., 5.50%, 09/15/14	25,500
60,000	Clear Channel Communications, Inc., 4.90%, 05/15/15	8,400
150,000	Comcast Cable Communications, 8.88%, 05/01/17 (5)	162,633
240,000	Comcast Corp., 6.50%, 01/15/15 (5)	238,650
20,000	Comcast Corp., 6.50%, 01/15/17 (5)	19,798
20,000	Comcast Corp., 5.88%, 02/15/18 (5)	19,016
15,000	CSC Holdings, Inc. — 144A, 8.63%, 02/15/19	14,438
10,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	9,925
70,000	DIRECTV Holdings LLC/DIRECTV Financing Company, Inc., 8.38%, 03/15/13	70,788
30,000	Dish DBS Corp., 7.00%, 10/01/13	27,825
25,000	Dish DBS Corp., 7.75%, 05/31/15	23,000
10,000	Liberty Media Corp., 5.70%, 05/15/13	7,423
10,000	News America, Inc., 6.65%, 11/15/37 (5)	7,493
35,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15 (4)	34,435
80,000	Time Warner Entertainment, 8.38%, 07/15/33	75,681
180,000	Time Warner, Inc., 6.88%, 05/01/12 (5)	183,204
35,000	Time Warner, Inc., 7.70%, 05/01/32 (5)	31,473

		1,055,132

	Chemicals — 0.0%
27,000	Westlake Chemical Corp., 6.63%, 01/15/16	18,900

	Construction Services and Supplies — 0.0%
65,000	K Hovnanian Enterprises, Inc., 6.25%, 01/15/15	17,550

	Consumer Goods and Services — 0.1%
100,000	Reynolds American, Inc., 6.75%, 06/15/17 (4)	85,369

	Entertainment, Leisure and Recreation — 0.1%
25,000	Boyd Gaming Corp., 6.75%, 04/15/14	14,500
80,000	Boyd Gaming Corp., 7.13%, 02/01/16	43,200
30,000	Inn of The Mountain Gods, 12.00%, 11/15/10	3,150
50,000	MGM MIRAGE, 8.50%, 09/15/10	20,500
5,000	MGM MIRAGE, 6.63%, 07/15/15	1,775
45,000	MGM MIRAGE, 7.63%, 01/15/17	15,975
15,000	Mohegan Tribal Gaming Authority, 6.13%, 02/15/13	6,450
10,000	Station Casinos, Inc., 6.88%, 03/01/16 (8) (9)	500
90,000	Station Casinos, Inc., 7.75%, 08/15/16 (8) (9)	20,700

		126,750

	Equipment Rental and Leasing — 0.0%
250,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65 (1) (5)	40,097

	Food and Beverage — 0.2%
310,000	Diageo Capital PLC (United Kingdom), 7.38%, 01/15/14 (5)	340,600

	Funeral Services — 0.0%
10,000	Service Corp. International, 6.75%, 04/01/16	8,700
40,000	Service Corp. International, 7.63%, 10/01/18	34,400

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Funeral Services (continued)

$35,000	Service Corp. International, 7.50%, 04/01/27	$25,725

		68,825

	Insurance — 0.3%
40,000	American International Group, Inc., Series MTNG, 5.85%, 01/16/18 (5)	15,660
40,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13 (5)	26,068
50,000	Humana, Inc., 7.20%, 06/15/18 (5)	42,252
300,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 2.97%, 07/07/10 (2)	276,360

		360,340

	Manufacturing — 0.0%
30,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	30,395

	Medical Equipment, Supplies, and Services — 0.4%
60,000	Community Health Systems, Inc., 8.88%, 07/15/15	56,700
125,000	DaVita, Inc., 6.63%, 03/15/13	121,250
6,000	HCA, Inc., 6.30%, 10/01/12	5,010
160,000	HCA, Inc., 6.75%, 07/15/13	119,600
11,000	HCA, Inc., 5.75%, 03/15/14	7,205
20,000	HCA, Inc., 9.13%, 11/15/14	18,800
160,000	HCA, Inc., 9.25%, 11/15/16	145,600
26,000	HCA, Inc., 9.63%, 11/15/16 (12)	20,735
45,000	Tenet Healthcare Corp. — 144A, 9.00%, 05/01/15	43,425
45,000	Tenet Healthcare Corp. — 144A, 10.00%, 05/01/18	43,538
20,000	WellPoint, Inc., 5.88%, 06/15/17	18,801

		600,664

	Metals and Mining — 0.8%
180,000	Alcoa, Inc., 6.00%, 07/15/13 (5)	143,670
230,000	Evraz Group SA — 144A (Luxembourg), 8.88%, 04/24/13	146,050
190,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17 (5)	177,650
210,000	Rio Tinto Finance USA, Ltd. (Australia), 6.50%, 07/15/18 (4)	183,784
65,000	Steel Dynamics, Inc., 6.75%, 04/01/15	44,038
341,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	294,466
130,000	Vedanta Resources PLC — 144A (United Kingdom), 8.75%, 01/15/14	96,200

		1,085,858

	Office Equipment, Supplies, and Services — 0.0%
40,000	Xerox Corp., 6.75%, 02/01/17	30,550

	Oil, Coal and Gas — 3.4%
235,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31 (5)	183,547
35,000	Anadarko Petroleum Corp., 6.45%, 09/15/36 (5)	24,464
150,000	Apache Corp., 6.00%, 09/15/13 (5)	160,349
40,000	Chesapeake Energy Corp., 9.50%, 02/15/15	38,900
5,000	Chesapeake Energy Corp., 6.38%, 06/15/15	4,213
20,000	Chesapeake Energy Corp., 6.25%, 01/15/18	15,600
5,000	Chesapeake Energy Corp., 7.25%, 12/15/18	4,106
105,000	Complete Production Services, Inc., 8.00%, 12/15/16	66,675
80,000	Conoco, Inc., 6.95%, 04/15/29 (5)	79,655
140,000	ConocoPhillips, 6.50%, 02/01/39 (5)	136,567
125,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	81,250
86,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	64,259
25,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	18,626
220,000	El Paso Natural Gas, 8.38%, 06/15/32 (5)	209,314
500,000	El Paso Performance-Link — 144A, 7.75%, 07/15/11	479,282
250,000	Enterprise Products Operating LLP, 9.75%, 01/31/14 (5)	274,700
120,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.21%, 11/22/16 (5)	87,000
150,000	Hess Corp., 8.13%, 02/15/19 (5)	154,631
20,000	Hess Corp., 7.88%, 10/01/29 (5)	18,100

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$110,000	Hess Corp., 7.30%, 08/15/31 (5)	$95,690
260,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17 (5)	150,800
250,000	KazMunaiGaz Finance Sub BV — 144A (Kazakhstan), 8.38%, 07/02/13 (5)	207,500
180,000	Kerr-McGee Corp., 6.95%, 07/01/24 (5)	137,926
110,000	Kerr-McGee Corp., 7.88%, 09/15/31 (5)	89,478
190,000	Kinder Morgan Energy Partners LP, 6.75%, 03/15/11 (5)	193,752
50,000	Kinder Morgan Energy Partners LP, 5.85%, 09/15/12 (5)	49,377
20,000	Kinder Morgan Energy Partners LP, 6.00%, 02/01/17 (5)	18,784
200,000	Kinder Morgan Energy Partners LP, Series MTN, 6.95%, 01/15/38 (5)	171,141
150,000	Occidental Petroleum Corp., 7.00%, 11/01/13 (5)	167,474
50,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	21,875
75,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	33,563
40,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	39,000
307,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35 (5)	219,505
190,000	Petrobas International Finance Company (Cayman Islands), 6.13%, 10/06/16 (5)	190,000
30,000	Pride International, Inc., 7.38%, 07/15/14 (5)	29,550
25,000	Semgroup LP — 144A, 8.75%, 11/15/15 (8) (9)	875
160,000	Shell International Finance (the Netherlands), 6.38%, 12/15/38	168,484
95,000	Suburban Propane Partners, 6.88%, 12/15/13	90,250
20,000	Williams Companies, Inc., 8.75%, 03/15/32	18,150
320,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	252,800
190,000	XTO Energy, Inc., 7.50%, 04/15/12	198,995
60,000	XTO Energy, Inc., 6.50%, 12/15/18	59,610

		4,705,817

	Paper and Forest Products — 0.1%
110,000	Weyerhaeuser Company, 6.75%, 03/15/12	105,808

	Pharmaceuticals/Research and Development — 0.2%
40,000	AmerisourceBergen Corp., 5.88%, 09/15/15 (5)	37,837
120,000	FMC Finance III SA (Luxembourg), 6.88%, 07/15/17	117,300
110,000	Wyeth, 5.95%, 04/01/37	103,591

		258,728

	Printing and Publishing — 0.1%
80,000	Reed Elsevier Capital, 8.63%, 01/15/19 (4)	82,025
30,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	17,100
40,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	20,500

		119,625

	Private Asset Backed: Banks and Financial Services — 0.1%
190,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42 (5)	152,850

	Private Asset Backed: Credit Cards — 0.4%
640,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 0.59%, 09/15/13 (3)	615,404

	Private Asset Backed: Mortgage and Home Equity — 10.1%
283,215	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 0.76%, 09/25/35 (3)	210,051
131,993	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 0.94%, 02/25/35 (3) (5)	60,727
61,252	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 0.90%, 04/25/35 (3)	31,747
250,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, 10/10/45 (5)	191,274
2,714,883	Bear Stearns Asset Backed Securities, Inc., Series 07-SD1, Class 1A3A, 6.50%, 10/25/36 (5)	1,508,922
1,362,948	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 0.73%, 12/25/36 (3)	320,958
291,768	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.88%, 08/25/35 (3)	183,625

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$730,998	Countrywide Alternative Loan Trust, Series 2005-56, Class 4A1, Floating Rate, 0.83%, 11/25/35 (3) (5)	$293,809
792,119	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 0.85%, 11/20/35 (3) (5)	317,414
163,026	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35	136,503
354,315	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 0.79%, 12/15/35 (3)	138,834
707,946	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 0.92%, 09/25/35 (3)	531,338
720,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 02/10/17 (5)	429,253
732,356	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.64%, 03/18/35 (3)	425,385
1,154,299	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, Floating Rate, 0.73%, 11/25/36 (3)	337,676
494,953	GSAMP Trust — 144A, Series 2006-SD2, Class A1, Floating Rate, 0.63%, 05/25/46 (3)	400,516
244,882	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 1.32%, 10/25/34 (3) (5)	97,414
564,415	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, Floating Rate, 6.15%, 09/25/37 (3)	310,276
193,218	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35 (5)	108,859
600,057	IndyMac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, Floating Rate, 5.84%, 08/25/37 (3)	246,075
510,035	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.14%, 07/25/34 (3)	404,582
445,861	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 0.82%, 11/25/35 (3)	176,658
335,597	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 0.82%, 12/25/35 (3) (5)	71,594
443,300	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 0.59%, 08/25/46 (3)	347,304
325,144	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.04%, 05/25/34 (3) (5)	265,692
1,098,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	645,968
1,300,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	590,082
500,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.84%, 05/12/39 (3) (5)	361,687
173,103	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 0.84%, 10/25/28 (3)	131,656
176,216	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A, Floating Rate, 0.97%, 07/25/34 (3) (5)	102,148
671,305	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35 (5)	545,435
318,173	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35 (5)	259,808
1,593,902	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35 (5)	1,096,307
1,448,424	Residential Accredit Loans, Inc., Series 2005-QO3, Class A1, Floating Rate, 0.92%, 10/25/45 (3) (4)	583,043
772,628	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	488,883
296,649	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 0.91%, 01/19/34 (3)	196,273

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$266,312	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, Floating Rate, 0.84%, 01/25/45 (3)	$118,098
468,537	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 0.81%, 10/25/45 (3)	192,317
502,004	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1B3, Floating Rate, 0.88%, 10/25/45 (3)	132,909
588,162	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 0.80%, 11/25/45 (3)	189,002
453,071	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, 5.51%, 09/25/36	251,169
547,138	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 0.65%, 08/25/36 (3)	520,768

		13,952,039

	Private Asset Backed: Student Loans — 0.1%
170,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, Floating Rate, 2.64%, 04/25/17 (2)	147,640

	Real Estate Development and Services — 0.0%
230,000	Realogy Corp., 12.38%, 04/15/15	39,100

	Real Estate Investment Trusts — 0.1%
50,000	Host Hotels & Resorts LP, Series Q, 6.75%, 06/01/16	36,500
40,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 04/01/17	34,200

		70,700

	Retail — 0.1%
253,996	CVS Caremark Corp. — 144A, 6.94%, 01/10/30 (5)	193,644
20,000	JC Penney & Company, Inc., 7.40%, 04/01/37 (5)	12,702

		206,346

	Retail: Supermarkets — 0.1%
93,000	Delhaize America, Inc., 9.00%, 04/15/31 (5)	98,845

	Scientific and Technical Instruments — 0.1%
80,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	63,200
40,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	30,600

		93,800

	Semiconductors — 0.0%
25,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	5,250
40,000	MagnaChip Semiconductor, Ltd., Floating Rate, 5.25%, 12/15/11 (2) (9)	400

		5,650

	Telecommunications Equipment and Services — 1.8%
120,000	America Movil SAB de CV (Mexico), 5.63%, 11/15/17 (5)	108,826
190,000	AT&T, Inc., 5.10%, 09/15/14 (4)	190,640
60,000	AT&T, Inc., 5.50%, 02/01/18 (5)	58,017
10,000	AT&T, Inc., 5.80%, 02/15/19 (5)	9,789
150,000	AT&T, Inc., 6.55%, 02/15/39 (5)	136,047
15,000	Citizens Communications Company, 9.25%, 05/15/11	15,225
30,000	Citizens Communications Company, 7.88%, 01/15/27	20,250
180,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16 (5)	176,601
220,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30 (4)	227,940
90,000	Level 3 Financing, Inc., 9.25%, 11/01/14	62,100
10,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	5,300
130,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	74,100
60,000	Nextel Communications, Inc., Series F, 5.95%, 03/15/14	33,300
20,000	Rogers Communications (Canada), 6.80%, 08/15/18 (4)	19,990
40,000	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14 (4)	40,495
270,000	Sprint Capital Corp., 8.38%, 03/15/12	243,000
60,000	Sprint Capital Corp., 8.75%, 03/15/32	40,200

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)

$200,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	$168,631
70,000	Telecom Italia Capital (Luxembourg), 7.00%, 06/04/18	63,447
90,000	Verizon Communications, Inc., 8.95%, 03/01/39	103,427
50,000	Verizon Global Funding Corp., 7.38%, 09/01/12	54,040
300,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	307,278
260,000	VIP FIN (VIMPELCOM) — 144A (Luxembourg), 8.38%, 04/30/13	188,500
140,000	Windstream Corp., 8.63%, 08/01/16	137,550

		2,484,693

	Transportation — 0.0%
20,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	19,200

	Utilities — 1.5%
80,000	AES Corp., 7.75%, 10/15/15	69,800
410,000	AES Corp., 8.00%, 10/15/17	351,575
70,000	Dominion Resources, Inc., 4.75%, 12/15/10 (5)	70,498
140,000	Dominion Resources, Inc., 5.70%, 09/17/12 (5)	142,724
80,000	Dominion Resources, Inc., Series D, 8.88%, 01/15/19 (5)	90,568
70,000	Edison Mission Energy, 7.00%, 05/15/17	51,100
90,000	Edison Mission Energy, 7.20%, 05/15/19	62,550
40,000	Edison Mission Energy, 7.63%, 05/15/27	24,000
10,000	Energy Future Holdings Corp., 10.88%, 11/01/17	6,450
1,150,000	Energy Future Holdings Corp., 11.25%, 11/01/17 (12)	485,875
5,000	Exelon Corp., 5.63%, 06/15/35 (5)	3,340
160,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11 (5)	160,145
125,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31 (5)	101,722
100,000	NRG Energy, Inc., 7.25%, 02/01/14	94,000
10,000	NRG Energy, Inc., 7.38%, 02/01/16	9,300
10,000	NRG Energy, Inc., 7.38%, 01/15/17	9,300
40,000	Pacific Gas & Electric Company, 8.25%, 10/15/18 (5)	47,143
90,000	Pacific Gas & Electric Company, 6.05%, 03/01/34 (5)	88,069
60,000	Pacific Gas & Electric Company, 5.80%, 03/01/37 (5)	57,058
210,000	TXU Corp., Series P, 5.55%, 11/15/14	78,138
105,000	TXU Corp., Series Q, 6.50%, 11/15/24	29,455
310,000	TXU Corp., Series R, 6.55%, 11/15/34	84,019

		2,116,829

	Total Corporate Bonds and Notes (Cost $57,678,162)	36,275,280

	Preferred Corporate Bonds and Notes — 0.3%
	Banks and Financial Services — 0.1%
190,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual(1)	76,092
40,000	Bank of America Corp., Series M, Variable Rate, 8.13%, perpetual(1)	16,404
90,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual(1) (5)	33,354
200,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1) (9)	20

		125,870

	Insurance — 0.2%
430,000	MetLife, Inc., 6.40%, 12/15/36 (5)	180,600
250,000	Travelers Companies, Inc. (The), Variable Rate, 6.25%, 03/15/37 (1)	132,666

		313,266

	Total Preferred Corporate Bonds and Notes (Cost $1,169,179)	439,136

Shares

	Preferred Stocks — 0.0%
	Banks and Financial Services
600	Fannie Mae, Series O, Floating Rate, 7.00% (2)	360
10,800	Fannie Mae, Series S, Variable Rate, 8.25% (1)	7,884
14,925	Freddie Mac, Series Z, Variable Rate, 8.38% (1)	6,866

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Preferred Stocks (continued)
	Banks and Financial Services (continued)

178	Preferred Blocker, Inc. — 144A, 7.00%	$35,438

	Total Preferred Stocks (Cost $704,949)	50,548

Principal

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$40,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $40,000)	13,950

	Municipal Bonds — 0.7%
	Virginia
1,047,975	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $1,030,615)	982,770

	Foreign Government Obligations — 0.4%
450,000	AID-Israel (Israel), 5.50%, 04/26/24 (5) (Cost $445,453)	506,950

	Total Securities (Cost $194,536,158)	141,434,834

	Repurchase Agreements — 3.8%
5,275,434	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $5,275,435 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $5,386,227) (Cost $5,275,434)	5,275,434

	Total Investments before Call and Put Options Written — 105.4% (Cost $199,811,592)	146,710,268

Contracts

	Call Options Written — (0.0)%
(5)	Eurodollar Future, Expiring September 2009 @ 97.63	(16,312)
(7)	US Treasury Note (10 Year) May Future, Expiring April 2009 @ 124	(7,766)

	Total Call Options Written
	(Premium $9,783)	(24,078)

	Put Options Written — (0.0)%
(11)	US Treasury Bond (30 Year) June Future, Expiring May 2009 @ 121 (Premium $36,169)	(5,844)

	Total Investments net of Call and Put Options Written — 105.4% (Cost $199,765,640)	146,680,346
	Liabilities less other assets — (5.4)%	(7,551,712)

	Net Assets — 100.0%	$139,128,634

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $199,811,592.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$1,910,814
Gross unrealized depreciation	(55,012,138)

Net unrealized depreciation	$(53,101,324)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

LARGE VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks — 95.8%
	Aerospace and Defense — 3.5%
144,300	Goodrich Corp.	$5,467,527
179,800	L-3 Communications Holdings, Inc.	12,190,440
318,300	Northrop Grumman Corp.	13,890,612
206,600	United Technologies Corp.	8,879,668

		40,428,247

	Agriculture — 1.4%
580,800	Archer-Daniels-Midland Company	16,134,624

	Apparel: Manufacturing and Retail — 2.1%
336,300	Aeropostale, Inc. *	8,932,128
584,400	Coach, Inc. *	9,759,480
128,700	Polo Ralph Lauren Corp.	5,437,575

		24,129,183

	Banks and Financial Services — 10.3%
581,400	Ameriprise Financial, Inc.	11,912,886
705,400	Astoria Financial Corp.	6,482,626
684,200	BB&T Corp.	11,576,664
243,200	Credicorp, Ltd. (Bermuda) *	11,391,488
381,100	Federated Investors, Inc. — Class B	8,483,286
224,800	Franklin Resources, Inc.	12,109,976
40,900	Goldman Sachs Group, Inc. (The)	4,336,218
962,200	Hudson City Bancorp, Inc.	11,248,118
418,200	Knight Capital Group, Inc. — Class A *	6,164,268
517,300	Moody’s Corp.	11,856,516
323,300	Morgan Stanley	7,361,541
375,800	NYSE Euronext *	6,726,820
435,400	Wells Fargo & Company	6,200,096

		115,850,503

	Broadcast Services/Media — 1.8%
754,100	Comcast Corp. — Class A	10,285,924
236,900	DIRECTV Group, Inc. (The) *	5,398,951
232,800	McGraw-Hill Companies, Inc. (The)	5,324,136

		21,009,011

	Chemicals — 0.9%
290,400	Lubrizol Corp. (The)	9,876,504

	Computer Equipment, Software and Services — 2.3%
517,800	Ingram Micro, Inc. — Class A *	6,544,992
683,900	Microsoft Corp.	12,563,243
250,600	Sybase, Inc. *	7,590,674

		26,698,909

	Construction Services and Supplies — 0.3%
324,600	Owens Corning, Inc. *	2,934,384

	Consumer Goods and Services — 2.8%
509,900	Herbalife, Ltd. (Cayman Islands)	7,638,302
522,000	Procter & Gamble Company (The)	24,580,980

		32,219,282

	Containers and Packaging — 0.4%
232,600	Bemis Company, Inc.	4,877,622

	Education — 0.7%
98,300	Apollo Group, Inc. — Class A *	7,699,839

	Electronics — 1.0%
199,200	Diebold, Inc.	4,252,920
359,900	Garmin, Ltd. (Cayman Islands)	7,633,479

		11,886,399

	Entertainment, Leisure and Recreation — 0.9%
244,600	Netflix, Inc. *	10,498,232

	Food and Beverage — 2.8%
778,100	Coca-Cola Enterprises, Inc.	10,263,139
760,500	ConAgra Foods, Inc.	12,829,635
407,100	Sysco Corp.	9,281,880

		32,374,654

	Insurance — 10.0%
194,800	Aetna, Inc.	4,739,484
559,700	Allstate Corp. (The)	10,718,255
189,500	Assurant, Inc.	4,127,310
392,800	Chubb Corp. (The)	16,623,296
442,700	Cincinnati Financial Corp.	10,124,549
140,500	Hanover Insurance Group, Inc.	4,049,210
369,800	IPC Holdings, Ltd. (Bermuda)	9,999,392
695,600	Lincoln National Corp.	4,653,564
179,400	Odyssey Re Holdings Corp.	6,804,642
322,200	Platinum Underwriters Holdings, Ltd. (Bermuda)	9,137,592
455,400	Travelers Companies, Inc. (The)	18,507,456
479,300	Unum Group	5,991,250
390,100	WR Berkley Corp.	8,796,755

		114,272,755

	Internet Services — 0.4%
334,900	Symantec Corp. *	5,003,406

	Manufacturing — 2.1%
373,500	Dover Corp.	9,852,930
243,700	Harsco Corp.	5,402,829
421,600	Tyco International, Ltd. (Switzerland)	8,246,496

		23,502,255

	Medical Equipment, Supplies, and Services — 5.4%
430,900	Johnson & Johnson	22,665,340
285,100	McKesson Corp.	9,989,904
537,200	UnitedHealth Group, Inc.	11,243,596

See notes to portfolios of investments.

LARGE VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)

467,700	WellPoint, Inc. *	$17,758,569

		61,657,409

	Metals and Mining — 0.8%
360,500	Reliance Steel & Aluminum Company	9,491,965

	Oil, Coal and Gas — 17.6%
737,500	Chevron Corp.	49,589,500
797,000	ConocoPhillips	31,210,520
1,226,300	Exxon Mobil Corp.	83,511,030
208,000	Holly Corp.	4,409,600
457,500	Marathon Oil Corp.	12,027,675
235,200	Sunoco, Inc.	6,228,096
732,500	Valero Energy Corp.	13,111,750

		200,088,171

	Pharmaceuticals/Research and Development — 8.5%
334,900	AmerisourceBergen Corp.	10,937,834
479,700	Amgen, Inc. *	23,754,744
827,700	Biovail Corp. (Canada)	9,063,315
219,700	Endo Pharmaceuticals Holdings, Inc. *	3,884,296
498,500	Forest Laboratories, Inc. *	10,947,060
159,800	Merck & Company, Inc.	4,274,650
262,500	Omnicare, Inc.	6,428,625
2,040,000	Pfizer, Inc.	27,784,800

		97,075,324

	Printing and Publishing — 0.5%
742,800	RR Donnelley & Sons Company	5,444,724

	Retail — 1.4%
400,300	TJX Companies, Inc. (The)	10,263,692
155,900	Tractor Supply Company *	5,621,754

		15,885,446

	Retail: Restaurants — 1.6%
165,200	McDonald’s Corp.	9,014,964
168,700	Panera Bread Company — Class A *	9,430,330

		18,445,294

	Retail: Supermarkets — 1.6%
406,900	Kroger Company (The)	8,634,418
687,500	SUPERVALU, Inc.	9,817,500

		18,451,918

	Telecommunications Equipment and Services — 7.2%
2,207,700	AT&T, Inc.	55,634,040
324,000	NeuStar, Inc. — Class A *	5,427,000
389,900	Telephone and Data Systems, Inc.	10,336,249
372,600	Verizon Communications, Inc.	11,252,520

		82,649,809

	Transportation — 1.0%
283,400	Union Pacific Corp.	11,650,574

	Utilities — 6.5%
383,400	DTE Energy Company	10,620,180
502,400	Edison International	14,474,144
369,300	FirstEnergy Corp.	14,254,980
937,000	NV Energy, Inc.	8,798,430
366,200	Public Service Enterprise Group, Inc.	10,791,914
318,500	Sempra Energy	14,727,440

		73,667,088

	Total Common Stocks (Cost $1,314,161,301)	1,093,903,531

Principal

	Repurchase Agreements — 4.2%
$47,524,162	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $47,524,175 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $48,476,043) (Cost $47,524,162)	47,524,162

	Total Investments — 100.0% (Cost $1,361,685,463)	1,141,427,693
	Liabilities less other assets — 0.0%	(376,039)

	Net Assets — 100.0%	$1,141,051,654

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $1,361,685,463.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$21,848,237
Gross unrealized depreciation	(242,106,007)

Net unrealized depreciation	$(220,257,770)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks — 98.3%
	Advertising — 1.0%
111,700	Interpublic Group of Companies, Inc. (The) *	$460,204

	Aerospace and Defense — 4.4%
6,800	Boeing Company (The)	241,944
37,600	Empresa Brasileira de Aeronautica SA (ADR) (Brazil)	498,952
30,100	Northrop Grumman Corp.	1,313,564

		2,054,460

	Apparel: Manufacturing and Retail — 2.5%
73,200	Gap, Inc. (The)	950,868
27,400	Limited Brands, Inc.	238,380

		1,189,248

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.8%
32,200	PACCAR, Inc.	829,472

	Banks and Financial Services — 13.8%
14,300	American Express Company	194,909
111,755	Bank of America Corp.	762,169
18,600	Comerica, Inc.	340,566
75,300	JPMorgan Chase & Company	2,001,475
100,975	KeyCorp	794,673
31,851	PNC Financial Services Group, Inc.	932,916
10,400	SunTrust Banks, Inc.	122,096
369,700	Washington Mutual, Inc.	10,259
88,751	Wells Fargo & Company	1,263,815

		6,422,878

	Chemicals — 1.5%
4,300	Eastman Chemical Company	115,240
15,900	PPG Industries, Inc.	586,710

		701,950

	Computer Equipment, Software and Services — 12.1%
120,966	CA, Inc.	2,130,211
125,400	Microsoft Corp.	2,303,598
69,500	Oracle Corp.	1,255,865

		5,689,674

	Consumer Goods and Services — 6.1%
9,500	Lorillard, Inc.	586,530
58,300	Philip Morris International, Inc.	2,074,314
11,800	Unilever PLC (ADR) (United Kingdom)	223,374

		2,884,218

	Electronics — 2.6%
112,550	Tyco Electronics, Ltd. (Bermuda)	1,242,552

	Food and Beverage — 2.3%
19,800	Coca-Cola Company (The)	870,210
10,100	Kraft Foods, Inc. — Class A	225,129

		1,095,339

	Insurance — 6.3%
23,600	Allstate Corp. (The)	451,940
50,300	Conseco, Inc. *	46,276
79,400	Genworth Financial, Inc. — Class A	150,860
38,959	MetLife, Inc.	887,096
14,000	Prudential Financial, Inc.	266,280
18,600	Travelers Companies, Inc. (The)	755,904
77,600	XL Capital, Ltd. — Class A (Cayman Islands)	423,696

		2,982,052

	Internet Services — 1.5%
56,600	eBay, Inc. *	710,896

	Machinery — 1.2%
21,400	Cummins, Inc.	544,630

	Manufacturing — 2.6%
62,150	Tyco International, Ltd. (Switzerland)	1,215,654

	Medical Equipment, Supplies, and Services — 1.8%
7,700	Johnson & Johnson	405,020
11,900	Zimmer Holdings, Inc. *	434,350

		839,370

	Metals and Mining — 1.4%
92,300	Alcoa, Inc.	677,482

	Oil, Coal and Gas — 4.5%
48,700	Royal Dutch Shell PLC — Class B (ADR) (United Kingdom)	2,123,807

	Pharmaceuticals/Research and Development — 10.1%
59,100	Bristol-Myers Squibb Company	1,295,472
21,700	Eli Lilly and Company	724,997
17,700	Merck & Company, Inc.	473,475
35,400	Pfizer, Inc.	482,148
75,200	Schering-Plough Corp.	1,770,960

		4,747,052

	Retail — 6.3%
64,452	Home Depot, Inc. (The)	1,518,489
52,100	JC Penney Company, Inc.	1,045,647
8,100	Wal-Mart Stores, Inc.	422,010

		2,986,146

	Retail: Supermarkets — 2.8%
64,100	Safeway, Inc.	1,294,179

	Semiconductors — 1.2%
34,700	Texas Instruments, Inc.	572,897

	Telecommunications Equipment and Services — 1.4%
365,300	Alcatel-Lucent (ADR) (France) *	679,458

	Transportation — 2.2%
23,000	FedEx Corp.	1,023,270

	Utilities — 6.9%
10,500	Entergy Corp.	714,945
31,500	Exelon Corp.	1,429,785

See notes to portfolios of investments.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

22,000	FPL Group, Inc.	$1,116,060

		3,260,790

	Total Common Stocks (Cost $71,086,840)	46,227,678

	Preferred Stocks — 0.9%
	Banks and Financial Services
28,400	Citigroup, Inc., Series AA, 8.13% (Cost $441,582)	433,952

	Total Securities (Cost $71,528,422)	46,661,630

Principal

	Repurchase Agreements — 0.8%
$358,024	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $358,024 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $369,741) (Cost $358,024)	358,024

	Total Investments — 100.0% (Cost $71,886,446)	47,019,654
	Other assets less liabilities — 0.0%	14,193

	Net Assets — 100.0%	$47,033,847

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $71,886,446.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$891,270
Gross unrealized depreciation	(25,758,062)

Net unrealized depreciation	$(24,866,792)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks — 98.0%
	Aerospace and Defense — 3.2%
44,175	Goodrich Corp.	$1,673,791
31,125	L-3 Communications Holdings, Inc.	2,110,275
22,025	Lockheed Martin Corp.	1,520,386
33,800	Northrop Grumman Corp.	1,475,032
10,800	Raytheon Company	420,552

		7,200,036

	Agriculture — 1.1%
46,400	Archer-Daniels-Midland Company	1,288,992
14,550	Monsanto Company	1,209,105

		2,498,097

	Airlines — 0.1%
8,025	Copa Holdings SA — Class A (Panama)	230,077

	Apparel: Manufacturing and Retail — 1.4%
26,000	Aeropostale, Inc. *	690,560
60,900	Coach, Inc. *	1,017,030
17,000	Polo Ralph Lauren Corp.	718,250
20,300	Ross Stores, Inc.	728,364

		3,154,204

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.4%
6,150	AutoZone, Inc. *	1,000,113

	Banks and Financial Services — 6.7%
57,400	Ameriprise Financial, Inc.	1,176,126
14,300	Astoria Financial Corp.	131,417
41,200	Bank of America Corp.	280,984
26,050	Broadridge Financial Solutions, Inc.	484,791
44,200	Charles Schwab Corp. (The)	685,100
23,500	Credicorp, Ltd. (Bermuda) *	1,100,740
39,200	Federated Investors, Inc. — Class B	872,592
24,600	Franklin Resources, Inc.	1,325,201
91,300	Hudson City Bancorp, Inc.	1,067,297
41,500	Knight Capital Group, Inc. — Class A *	611,710
5,100	MasterCard, Inc. — Class A	854,148
37,900	Moody’s Corp.	868,668
45,925	Morgan Stanley	1,045,712
20,625	Nasdaq OMX Group, Inc. (The) *	403,838
37,700	New York Community Bancorp, Inc.	421,109
8,275	Northern Trust Corp.	495,011
23,200	NYSE Euronext	415,280
11,900	PNC Financial Services Group, Inc.	348,551
22,700	Raymond James Financial, Inc.	447,190
19,100	Visa, Inc. — Class A	1,061,960
80,300	Wells Fargo & Company	1,143,472

		15,240,897

	Broadcast Services/Media — 2.4%
66,650	Comcast Corp. — Class A	909,106
78,100	DIRECTV Group, Inc. (The)*	1,779,898
17,850	McGraw-Hill Companies, Inc. (The)	408,230
64,400	Shaw Communications, Inc. — Class B (Canada)	975,660
14,055	Time Warner Cable, Inc.	348,564
55,999	Time Warner, Inc.	1,080,781

		5,502,239

	Business Services and Supplies — 0.9%
34,675	Accenture, Ltd. — Class A (Bermuda)	953,216
23,088	Hewitt Associates, Inc. — Class A*	687,099
30,700	SEI Investments Company	374,847

		2,015,162

	Chemicals — 1.2%
14,775	Airgas, Inc.	499,543
50,500	Dow Chemical Company (The)	425,715
15,350	FMC Corp.	662,199
31,600	Lubrizol Corp. (The)	1,074,716

		2,662,173

	Computer Equipment, Software and Services — 9.5%
27,150	Apple, Inc. *	2,854,008
47,025	BMC Software, Inc. *	1,551,825
12,300	Computer Sciences Corp.*	453,132
63,100	EMC Corp. *	719,340
68,100	Hewlett-Packard Company	2,183,286
50,875	International Business Machines Corp.	4,929,279
271,325	Microsoft Corp.	4,984,239
152,245	Oracle Corp.	2,751,067
9,300	Sybase, Inc. *	281,697
57,250	Western Digital Corp. *	1,107,215

		21,815,088

	Construction Services and Supplies — 0.6%
13,300	Granite Construction, Inc.	498,484
17,000	Lennox International, Inc.	449,820

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Construction Services and Supplies (continued)

34,400	Owens Corning, Inc. *	$310,976

		1,259,280

	Consumer Goods and Services — 3.8%
63,000	Altria Group, Inc.	1,009,260
21,225	Colgate-Palmolive Company	1,251,851
52,550	Herbalife, Ltd. (Cayman Islands)	787,199
25,100	Jarden Corp. *	318,017
13,950	Lorillard, Inc.	861,273
36,900	Philip Morris International, Inc.	1,312,902
67,850	Procter & Gamble Company (The)	3,195,056

		8,735,558

	Containers and Packaging — 0.5%
18,300	Ball Corp.	794,220
21,175	Pactiv Corp. *	308,943

		1,103,163

	Education — 0.6%
11,575	Apollo Group, Inc. — Class A *	906,669
9,175	DeVry, Inc.	442,052

		1,348,721

	Electronics — 1.5%
15,375	Amphenol Corp. — Class A	438,034
33,175	Arrow Electronics, Inc. *	632,316
60,875	Avnet, Inc. *	1,065,921
41,400	Garmin, Ltd. (Cayman Islands)	878,094
86,375	Jabil Circuit, Inc.	480,245

		3,494,610

	Energy Services — 0.2%
2,750	First Solar, Inc. *	364,925

	Engineering — 0.3%
18,800	Fluor Corp.	649,540

	Entertainment, Leisure and Recreation — 0.4%
19,800	Netflix, Inc. *	849,816

	Environmental Waste Management and Recycling Services — 0.3%
37,000	Republic Services, Inc.	634,550

	Food and Beverage — 3.0%
26,700	Coca-Cola Company (The)	1,173,465
75,000	ConAgra Foods, Inc.	1,265,250
44,600	Constellation Brands, Inc. — Class A *	530,740
19,025	Dean Foods Company *	343,972
20,675	Hershey Company (The)	718,456
14,400	HJ Heinz Company	476,064
49,200	Pepsi Bottling Group, Inc. (The)	1,089,288
25,450	PepsiCo, Inc.	1,310,166

		6,907,401

	Insurance — 5.3%
9,950	ACE, Ltd. (Switzerland)	401,980
20,400	Aetna, Inc.	496,332
15,525	Aflac, Inc.	300,564
62,400	Allstate Corp. (The)	1,194,960
52,400	American Financial Group, Inc.	841,020
47,600	Axis Capital Holdings, Ltd. (Bermuda)	1,072,904
38,000	Chubb Corp. (The)	1,608,160
23,675	CIGNA Corp.	416,443
34,200	Endurance Specialty Holdings, Ltd. (Bermuda)	852,948
29,400	Lincoln National Corp.	196,686
9,600	Odyssey Re Holdings Corp.	364,128
28,800	Platinum Underwriters Holdings, Ltd. (Bermuda)	816,768
36,600	Progressive Corp. (The) *	491,904
48,000	Travelers Companies, Inc. (The)	1,950,720
48,800	WR Berkley Corp.	1,100,440

		12,105,957

	Internet Services — 3.3%
11,600	Amazon.com, Inc. *	851,904
107,212	Cisco Systems, Inc. *	1,797,945
5,219	Google, Inc. — Class A * (5)	1,816,524
10,875	Priceline.com, Inc. *	856,733
108,875	Symantec Corp. *	1,626,593
43,350	Yahoo!, Inc. *	555,314

		7,505,013

	Machinery — 0.9%
29,800	Cummins, Inc.	758,410
38,525	Gardner Denver, Inc. *	837,534
23,750	Joy Global, Inc.	505,875

		2,101,819

	Manufacturing — 2.3%
10,425	3M Company	518,331
25,400	Dover Corp.	670,052
16,575	ITT Corp.	637,640
20,425	Parker Hannifin Corp.	694,042
22,800	Sherwin-Williams Company (The)	1,184,916

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Manufacturing (continued)

75,250	Tyco International, Ltd. (Switzerland)	$1,471,890

		5,176,871

	Medical Equipment, Supplies, and Services — 5.4%
31,850	Baxter International, Inc.	1,631,357
14,659	Becton, Dickinson and Company	985,671
62,250	Johnson & Johnson	3,274,350
31,076	Kinetic Concepts, Inc. *	656,325
38,051	LifePoint Hospitals, Inc. *	793,744
4,700	Lincare Holdings, Inc. *	102,460
26,300	McKesson Corp.	921,552
18,581	Medtronic, Inc.	547,582
23,525	St Jude Medical, Inc. *	854,663
45,700	UnitedHealth Group, Inc.	956,501
41,100	WellPoint, Inc. *	1,560,567

		12,284,772

	Metals and Mining — 0.7%
14,750	Newmont Mining Corp.	660,210
16,400	Reliance Steel & Aluminum Company	431,812
26,525	United States Steel Corp.	560,473

		1,652,495

	Oil, Coal and Gas — 13.0%
41,150	Chesapeake Energy Corp.	702,019
78,600	Chevron Corp.	5,285,063
74,600	ConocoPhillips	2,921,336
70,950	El Paso Corp.	443,438
20,750	ENSCO International, Inc.	547,800
157,775	Exxon Mobil Corp.	10,744,477
21,900	Marathon Oil Corp.	575,751
45,650	Massey Energy Company	461,978
36,725	Nabors Industries, Ltd. (Bermuda) *	366,883
26,800	Noble Corp.	645,612
24,275	Occidental Petroleum Corp.	1,350,904
11,300	Praxair, Inc.	760,377
29,750	Schlumberger, Ltd. (Netherlands Antilles)	1,208,445
37,600	Southwestern Energy Company *	1,116,344
36,425	Sunoco, Inc.	964,534
10,548	Transocean, Ltd. (Switzerland) *	620,644
63,500	Valero Energy Corp.	1,136,650

		29,852,255

	Pharmaceuticals/Research and Development — 8.9%
58,650	Abbott Laboratories	2,797,605
31,200	AmerisourceBergen Corp.	1,018,992
66,543	Amgen, Inc. *	3,295,209
28,775	Biogen Idec, Inc. *	1,508,386
67,125	Bristol-Myers Squibb Company	1,471,380
13,750	Cephalon, Inc. *	936,375
15,350	Eli Lilly and Company	512,844
33,600	Endo Pharmaceuticals Holdings, Inc. *	594,048
17,700	Express Scripts, Inc. *	817,209
29,200	Forest Laboratories, Inc. *	641,232
33,050	Gilead Sciences, Inc. *	1,530,876
17,200	Omnicare, Inc.	421,228
256,300	Pfizer, Inc.	3,490,805
54,900	Schering-Plough Corp.	1,292,895

		20,329,084

	Real Estate Investment Trusts — 0.2%
11,648	Simon Property Group, Inc.	403,487

	Retail — 4.2%
10,800	Best Buy Company, Inc.	409,968
83,712	Big Lots, Inc. *	1,739,535
51,350	CVS Caremark Corp.	1,411,612
19,575	Dollar Tree, Inc. *	872,066
23,700	Kohl’s Corp. *	1,002,984
45,584	TJX Companies, Inc. (The)	1,168,774
58,775	Wal-Mart Stores, Inc.	3,062,177

		9,667,116

	Retail: Restaurants — 1.3%
46,625	McDonald’s Corp.	2,544,326
6,100	Panera Bread Company — Class A *	340,990

		2,885,316

	Retail: Supermarkets — 1.5%
98,875	Kroger Company (The)	2,098,128
34,200	Safeway, Inc.	690,498
51,500	SUPERVALU, Inc.	735,420

		3,524,046

	Security Services — 0.2%
19,593	Brink’s Company (The)	518,431

	Semiconductors — 1.7%
45,550	Altera Corp.	799,403
148,650	Intel Corp.	2,237,182
83,500	QLogic Corp. *	928,520

		3,965,105

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Telecommunications Equipment and Services — 4.9%
201,500	AT&T, Inc.	$5,077,800
21,421	Embarq Corp.	810,785
11,950	Harris Corp.	345,833
52,000	NeuStar, Inc. — Class A *	871,000
51,525	QUALCOMM, Inc.	2,004,838
71,100	Verizon Communications, Inc.	2,147,220

		11,257,476

	Transportation — 2.0%
10,275	CH Robinson Worldwide, Inc.	468,643
14,400	CSX Corp.	372,240
28,550	JB Hunt Transport Services, Inc.	688,341
31,000	Norfolk Southern Corp.	1,046,250
12,600	Overseas Shipholding Group, Inc.	285,642
17,500	Ryder System, Inc.	495,425
27,975	Union Pacific Corp.	1,150,052

		4,506,593

	Utilities — 4.1%
58,775	AES Corp. (The) *	341,483
35,000	Alliant Energy Corp.	864,150
37,500	DTE Energy Company	1,038,750
41,700	Edison International	1,201,377
8,325	Entergy Corp.	566,849
29,400	FirstEnergy Corp.	1,134,840
31,300	NRG Energy, Inc. *	550,880
89,100	NV Energy, Inc.	836,649
66,700	Public Service Enterprise Group, Inc.	1,965,649
19,200	Sempra Energy	887,808

		9,388,435

	Total Common Stocks (Cost $302,612,869)	223,789,921

Principal

	Repurchase Agreements — 2.1%
$4,874,767	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $4,874,768 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $4,981,511) (Cost $4,874,767)	4,874,767

	Total Investments — 100.1% (Cost $307,487,636)	228,664,688
	Liabilities less other assets — (0.1)%	(333,272)

	Net Assets — 100.0%	$228,331,416

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $307,487,636.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$3,848,371
Gross unrealized depreciation	(82,671,319)

Net unrealized depreciation	$(78,822,948)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks — 95.9%
	Advertising — 0.1%
229,400	Interpublic Group of Companies, Inc. (The) *	$945,128

	Aerospace and Defense — 4.3%
52,023	Boeing Company (The)	1,850,978
321,522	General Dynamics Corp.	13,372,100
12,000	L-3 Communications Holdings, Inc.	813,600
224,872	Lockheed Martin Corp.	15,522,914
32,300	Northrop Grumman Corp.	1,409,572
200,488	Raytheon Company	7,807,003
59,000	United Technologies Corp.	2,535,820

		43,311,987

	Agriculture — 3.2%
275,581	Monsanto Company	22,900,781
49,400	Mosaic Company (The)	2,073,812
85,364	Potash Corp. of Saskatchewan, Inc. (Canada)	6,898,265

		31,872,858

	Apparel: Manufacturing and Retail — 1.2%
73,900	Abercrombie & Fitch Company — Class A	1,758,820
117,900	Coach, Inc. *	1,968,930
148,400	Gap, Inc. (The)	1,927,716
36,503	NIKE, Inc. — Class B	1,711,626
41,000	Ross Stores, Inc.	1,471,080
176,800	Urban Outfitters, Inc. *	2,894,216

		11,732,388

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.0%
87,900	Advance Auto Parts, Inc.	3,610,932
39,350	AutoZone, Inc. *	6,399,097

		10,010,029

	Banks and Financial Services — 9.4%
67,019	American Express Company	913,469
35,000	Charles Schwab Corp. (The)	542,500
1,400	CME Group, Inc.	344,946
27,900	Federated Investors, Inc. — Class B	621,054
150,906	Goldman Sachs Group, Inc. (The)	15,999,054
64,300	Hudson City Bancorp, Inc.	751,667
60,500	Invesco, Ltd. (Bermuda)	838,530
105,775	Itau Unibanco Banco Multiplo SA (ADR) (Brazil)	1,150,832
413,410	JPMorgan Chase & Company	10,988,438
91,847	MasterCard, Inc. — Class A	15,382,536
10,000	Moody’s Corp.	229,200
141,300	Morgan Stanley	3,217,401
5,400	Northern Trust Corp.	323,028
103,200	State Street Corp.	3,176,496
35,400	T Rowe Price Group, Inc.	1,021,644
539,941	US Bancorp	7,888,538
457,530	Visa, Inc. — Class A	25,438,667
109,300	Wells Fargo & Company	1,556,432
272,000	Western Union Company	3,419,040

		93,803,472

	Broadcast Services/Media — 0.8%
121,164	Comcast Corp. — Class A	1,652,677
43,036	DreamWorks Animation SKG, Inc. — Class A *	931,299
72,000	Liberty Global, Inc. — Class A *	1,048,320
82,600	Scripps Networks Interactive — Class A	1,859,326
13,232	Time Warner Cable, Inc.	328,166
52,717	Time Warner, Inc.	1,017,438
94,444	Viacom, Inc. — Class B *	1,641,437

		8,478,663

	Business Services and Supplies — 0.7%
219,455	Accenture, Ltd. — Class A (Bermuda)	6,032,818
11,000	Hewitt Associates, Inc. — Class A *	327,360
36,900	Manpower, Inc.	1,163,457

		7,523,635

	Chemicals — 0.4%
51,250	FMC Corp.	2,210,925
16,600	PPG Industries, Inc.	612,540
23,100	Sigma-Aldrich Corp.	872,949

		3,696,414

	Computer Equipment, Software and Services — 13.5%
47,000	Adobe Systems, Inc. *	1,005,330
17,400	Affiliated Computer Services, Inc. — Class A *	833,286
204,443	Apple, Inc. *	21,491,048
27,500	Automatic Data Processing, Inc.	966,900
269,000	BMC Software, Inc. *	8,877,000
189,641	Compuware Corp. *	1,249,734
239,000	Dell, Inc. *	2,265,720
34,500	DST Systems, Inc. *	1,194,390
45,200	Electronic Arts, Inc. *	822,188
212,813	Hewlett-Packard Company	6,822,785
290,253	International Business Machines Corp.	28,122,613
1,573,167	Microsoft Corp.	28,899,079
503,833	NetApp, Inc. *	7,476,882
1,229,428	Oracle Corp.	22,215,764
25,000	Salesforce.com, Inc. *	818,250
142,200	Teradata Corp. *	2,306,484

		135,367,453

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Consumer Goods and Services — 2.7%
151,102	Altria Group, Inc.	$2,420,654
22,800	Clorox Company (The)	1,173,744
62,825	Colgate-Palmolive Company	3,705,419
59,300	Herbalife, Ltd. (Cayman Islands)	888,314
13,700	Kimberly-Clark Corp.	631,707
376,855	Philip Morris International, Inc.	13,408,501
96,272	Procter & Gamble Company (The)	4,533,448
32,200	Weight Watchers International, Inc.	597,310

		27,359,097

	Containers and Packaging — 0.2%
26,700	Ball Corp.	1,158,780
58,800	Packaging Corp. of America	765,576

		1,924,356

	Diversified Operations and Services — 0.1%
93,000	McDermott International, Inc. (Panama) *	1,245,270

	Education — 0.8%
37,200	Apollo Group, Inc. — Class A *	2,913,876
14,800	DeVry, Inc.	713,064
33,800	ITT Educational Services, Inc. *	4,103,996
1,800	Strayer Education, Inc.	323,766

		8,054,702

	Electronics — 0.9%
33,400	Arrow Electronics, Inc. *	636,604
284,264	Emerson Electric Company	8,124,265
19,200	Hubbell, Inc. — Class B	517,632

		9,278,501

	Engineering — 0.7%
118,300	Fluor Corp.	4,087,265
66,724	Jacobs Engineering Group, Inc. *	2,579,550
13,400	Shaw Group, Inc. (The) *	367,294
9,400	URS Corp. *	379,854

		7,413,963

	Entertainment, Leisure and Recreation — 0.4%
191,940	Wynn Resorts, Ltd. *	3,833,042

	Food and Beverage — 2.2%
27,000	Campbell Soup Company	738,720
127,404	Coca-Cola Company (The)	5,599,406
20,500	General Mills, Inc.	1,022,540
43,700	HJ Heinz Company	1,444,722
110,400	Kellogg Company	4,043,952
93,800	Nestle (ADR) (Switzerland)	3,146,990
89,769	PepsiCo, Inc.	4,621,308
89,088	Sysco Corp.	2,031,206

		22,648,844

	Insurance — 0.3%
36,400	Aflac, Inc.	704,704
23,500	Chubb Corp. (The)	994,520
49,300	CIGNA Corp.	867,187
30,100	Coventry Health Care, Inc. *	389,494
24,500	WR Berkley Corp.	552,475

		3,508,380

	Internet Services — 6.5%
55,305	Amazon.com, Inc. *	4,061,599
1,640,380	Cisco Systems, Inc. *	27,509,173
119,585	eBay, Inc. *	1,501,988
181,700	Giant Interactive Group, Inc. (ADR) (Cayman Islands)	1,235,560
52,585	Google, Inc. — Class A *	18,302,735
140,700	Juniper Networks, Inc. *	2,118,942
35,300	McAfee, Inc. *	1,182,550
237,800	Novell, Inc. *	1,013,028
81,600	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands) *	3,225,648
63,500	Sohu.com, Inc. *	2,623,185
177,100	Symantec Corp. *	2,645,874
25,600	Yahoo!, Inc. *	327,936

		65,748,218

	Machinery — 1.5%
204,100	Caterpillar, Inc.	5,706,636
151,700	Cummins, Inc.	3,860,765
16,800	Flowserve Corp.	942,816
193,900	Joy Global, Inc.	4,130,070

		14,640,287

	Manufacturing — 1.1%
31,200	3M Company	1,551,264
191,700	Dover Corp.	5,057,046
65,922	Honeywell International, Inc.	1,836,587
21,700	Illinois Tool Works, Inc.	669,445
22,900	Lincoln Electric Holdings, Inc.	725,701
16,200	Sherwin-Williams Company (The)	841,914

		10,681,957

	Medical Equipment, Supplies, and Services — 3.7%
32,700	Baxter International, Inc.	1,674,894
23,600	Becton, Dickinson and Company	1,586,864
54,505	Cardinal Health, Inc.	1,715,817
44,700	Community Health Systems, Inc. *	685,698
12,100	Gen-Probe, Inc. *	551,518

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)

47,422	Humana, Inc. *	$1,236,766
15,525	Intuitive Surgical, Inc. *	1,480,464
167,170	Johnson & Johnson	8,793,141
11,800	Laboratory Corp. of America Holdings *	690,182
109,100	Life Technologies Corp. *	3,543,568
43,215	McKesson Corp.	1,514,254
294,099	Medtronic, Inc.	8,667,098
17,700	ResMed, Inc. *	625,518
40,329	Stryker Corp.	1,372,799
21,000	Techne Corp.	1,148,910
77,200	Varian Medical Systems, Inc. *	2,349,968

		37,637,459

	Metals and Mining — 0.9%
168,300	Alcoa, Inc.	1,235,322
17,800	Barrick Gold Corp. (Canada)	577,076
88,000	BHP Billiton PLC (ADR) (United Kingdom)	3,480,400
25,000	Cliffs Natural Resources, Inc.	454,000
42,700	Newmont Mining Corp.	1,911,252
12,000	Nucor Corp.	458,040
36,100	United States Steel Corp.	762,793

		8,878,883

	Office Equipment, Supplies, and Services — 0.1%
57,600	Pitney Bowes, Inc.	1,344,960

	Oil, Coal and Gas — 8.1%
53,500	Apache Corp.	3,428,815
66,700	Baker Hughes, Inc.	1,904,285
44,000	Cameron International Corp. *	964,920
64,200	Chesapeake Energy Corp.	1,095,252
58,154	Diamond Offshore Drilling, Inc.	3,655,560
24,700	Dresser-Rand Group, Inc. *	545,870
42,300	ENSCO International, Inc.	1,116,720
81,093	Exxon Mobil Corp.	5,522,433
43,300	FMC Technologies, Inc. *	1,358,321
54,000	Frontier Oil Corp.	690,660
112,600	Hess Corp.	6,102,920
77,400	Noble Energy, Inc.	4,170,312
253,800	Occidental Petroleum Corp.	14,123,970
47,700	Patterson-UTI Energy, Inc.	427,392
168,075	Petroleo Brasileiro SA — Petrobras (ADR) (Brazil)	5,121,245
12,400	Praxair, Inc.	834,396
85,948	Schlumberger, Ltd. (Netherlands Antilles)	3,491,208
220,100	Smith International, Inc.	4,727,748
42,900	Southwestern Energy Company *	1,273,701
24,400	Sunoco, Inc.	646,112
38,723	Superior Energy Services, Inc. *	499,139
41,800	Tesoro Corp.	563,046
284,544	Transocean, Ltd. (Switzerland) *	16,742,570
12,900	Unit Corp. *	269,868
128,000	Williams Companies, Inc. (The)	1,456,640
30,352	XTO Energy, Inc.	929,378

		81,662,481

	Pharmaceuticals/Research and Development — 8.4%
387,533	Abbott Laboratories	18,485,324
28,988	AmerisourceBergen Corp.	946,748
56,800	Amgen, Inc. *	2,812,736
75,040	Amylin Pharmaceuticals, Inc. *	881,720
91,100	AstraZeneca PLC (ADR) (United Kingdom)	3,229,495
184,150	Bristol-Myers Squibb Company	4,036,568
51,300	Celgene Corp. *	2,277,720
323,559	Eli Lilly and Company	10,810,106
35,720	Express Scripts, Inc. *	1,649,192
20,500	Forest Laboratories, Inc. *	450,180
28,300	Genzyme Corp. *	1,680,737
343,362	Gilead Sciences, Inc. *	15,904,528
18,800	Medco Health Solutions, Inc. *	777,192
84,573	Merck & Company, Inc.	2,262,328
30,400	Omnicare, Inc.	744,496
30,700	Perrigo Company	762,281
89,000	Pharmaceutical Product Development, Inc.	2,111,080
157,442	Roche Holding AG (ADR) (Switzerland)	5,416,005
310,073	Schering-Plough Corp.	7,302,219
42,500	Wyeth	1,829,200

		84,369,855

	Real Estate Investment Trusts — 0.4%
9,100	Camden Property Trust	196,378
18,600	Digital Realty Trust, Inc.	617,148
15,500	Federal Realty Investment Trust	713,000
24,100	HCP, Inc.	430,185
18,200	Health Care REIT, Inc.	556,738
22,500	Nationwide Health Properties, Inc.	499,275
33,724	Simon Property Group, Inc.	1,168,199

		4,180,923

	Retail — 7.0%
55,300	Costco Wholesale Corp.	2,561,496
497,026	CVS Caremark Corp.	13,663,245
20,100	Dollar Tree, Inc. *	895,455
564,283	Lowe’s Companies, Inc.	10,298,165
77,800	Target Corp.	2,675,542
282,800	TJX Companies, Inc. (The)	7,250,992
31,100	Walgreen Company	807,356

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Retail (continued)

630,209	Wal-Mart Stores, Inc.	$32,833,888

		70,986,139

	Retail: Restaurants — 4.0%
747,051	McDonald’s Corp.	40,766,573

	Retail: Supermarkets — 0.1%
35,200	Kroger Company (The)	746,944

	Scientific and Technical Instruments — 0.3%
197,900	PerkinElmer, Inc.	2,527,183

	Semiconductors — 4.5%
639,435	Altera Corp.	11,222,085
293,100	Analog Devices, Inc.	5,648,037
366,274	Emulex Corp. *	1,842,358
581,944	Intel Corp.	8,758,257
431,800	QLogic Corp. *	4,801,616
396,034	Texas Instruments, Inc.	6,538,521
352,810	Xilinx, Inc.	6,759,840

		45,570,714

	Telecommunications Equipment and Services — 2.8%
17,000	American Tower Corp. — Class A *	517,310
91,258	Brasil Telecom SA (ADR) (Brazil)	1,513,058
102,808	Corning, Inc.	1,364,262
158,400	Frontier Communications Corp.	1,137,312
40,200	Harris Corp.	1,163,388
55,100	NII Holdings, Inc. *	826,500
550,645	QUALCOMM, Inc.	21,425,597
150,600	Qwest Communications International, Inc.	515,052
9,300	Telephone and Data Systems, Inc.	246,543

		28,709,022

	Toys — 0.1%
44,602	Hasbro, Inc.	1,118,172

	Transportation — 3.1%
29,600	Burlington Northern Santa Fe Corp.	1,780,440
34,100	CH Robinson Worldwide, Inc.	1,555,301
20,400	CSX Corp.	527,340
28,600	Frontline, Ltd. (Bermuda)	497,354
221,597	Norfolk Southern Corp.	7,478,899
29,600	Tidewater, Inc.	1,099,048
412,309	Union Pacific Corp.	16,950,023
33,300	United Parcel Service, Inc. — Class B	1,639,026

		31,527,431

	Utilities — 0.4%
137,700	AES Corp. (The) *	800,037
90,400	CenterPoint Energy, Inc.	942,872
10,400	Entergy Corp.	708,136
42,200	Public Service Enterprise Group, Inc.	1,243,634

		3,694,679

	Total Common Stocks (Cost $1,213,480,306)	966,800,062

Principal

	Repurchase Agreements — 4.1%
$41,267,681	With State Street Bank and Trust, dated 03/31//09, 0.01%, due 04/01/09, repurchase proceeds at maturity $41,267,692 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $42,100,509) (Cost $41,267,681)	41,267,681

	Total Investments — 100.0% (Cost $1,254,747,987)	1,008,067,743
	Other assets less liabilities — 0.0%	165,514

	Net Assets — 100.0%	$1,008,233,257

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $1,254,747,987.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$24,950,639
Gross unrealized depreciation	(271,630,883)

Net unrealized depreciation	$(246,680,244)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks — 98.3%
	Agriculture — 5.2%
108,200	Archer-Daniels-Midland Company	$3,005,796
45,020	Monsanto Company	3,741,162
25,000	Potash Corp. of Saskatchewan, Inc. (Canada)	2,020,250

		8,767,208

	Apparel: Manufacturing and Retail — 1.0%
83,580	Guess?, Inc.	1,761,866

	Banks and Financial Services — 8.6%
17,930	BlackRock, Inc.	2,331,617
20,300	Goldman Sachs Group, Inc. (The)	2,152,206
25,300	IntercontinentalExchange, Inc. *	1,884,091
42,450	Northern Trust Corp.	2,539,359
79,200	People’s United Financial, Inc.	1,423,224
74,620	T Rowe Price Group, Inc.	2,153,533
36,480	Visa, Inc. — Class A	2,028,288

		14,512,318

	Business Services and Supplies — 1.5%
137,345	Robert Half International, Inc.	2,448,861

	Computer Equipment, Software and Services — 12.5%
176,700	Activision Blizzard, Inc. *	1,848,282
69,930	Adobe Systems, Inc. *	1,495,803
54,670	Apple, Inc. *	5,746,910
47,850	BMC Software, Inc. *	1,579,050
76,000	International Business Machines Corp.	7,363,640
83,640	NetApp, Inc. *	1,241,218
57,100	Salesforce.com, Inc. *	1,868,883

		21,143,786

	Construction Services and Supplies — 3.2%
6,603	NVR, Inc. *	2,824,433
238,830	Pulte Homes, Inc.	2,610,412

		5,434,845

	Energy Services — 0.9%
11,680	First Solar, Inc. *	1,549,936

	Engineering — 0.7%
30,000	Jacobs Engineering Group, Inc. *	1,159,800

	Entertainment, Leisure and Recreation — 0.7%
55,800	Wynn Resorts, Ltd. *	1,114,326

	Environmental Waste Management and Recycling Services — 1.3%
44,360	Stericycle, Inc. *	2,117,303

	Internet Services — 11.3%
67,160	Amazon.com, Inc. *	4,932,230
70,310	F5 Networks, Inc. *	1,472,995
18,140	Google, Inc. — Class A *	6,313,808
115,600	Juniper Networks, Inc. *	1,740,936
67,600	McAfee, Inc. *	2,264,600
124,900	VeriSign, Inc. *	2,356,863

		19,081,432

	Medical Equipment, Supplies, and Services — 4.0%
51,500	Baxter International, Inc.	2,637,830
32,830	DaVita, Inc. *	1,442,879
6,900	Intuitive Surgical, Inc. *	657,984
55,500	St Jude Medical, Inc. *	2,016,315

		6,755,008

	Metals and Mining — 0.7%
29,810	Freeport-McMoRan Copper & Gold, Inc.	1,136,059

	Oil, Coal and Gas — 7.5%
53,600	BHP Billiton, Ltd. (ADR) (Australia)	2,390,560
50,000	Occidental Petroleum Corp.	2,782,499
80,700	Peabody Energy Corp.	2,020,728
55,890	Petrohawk Energy Corp. *	1,074,765
71,740	Southwestern Energy Company *	2,129,961
205,250	Weatherford International Ltd. (Switzerland) *	2,272,118

		12,670,631

	Pharmaceuticals/Research and Development — 11.2%
84,240	Alexion Pharmaceuticals, Inc. *	3,172,478
34,740	Allergan, Inc.	1,659,182
48,150	Celgene Corp. *	2,137,860
27,200	Express Scripts, Inc. *	1,255,824
110,730	Gilead Sciences, Inc. *	5,129,014
41,680	Myriad Genetics, Inc. *	1,895,190
61,300	Roche Holding AG (ADR) (Switzerland)	2,108,720
33,320	Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)	1,501,066

		18,859,334

	Retail — 4.1%
64,000	Best Buy Company, Inc.	2,429,440
57,050	Kohl’s Corp. *	2,414,356
108,000	Lowe’s Companies, Inc.	1,971,000

		6,814,796

	Retail: Restaurants — 1.2%
56,700	Darden Restaurants, Inc.	1,942,542

	Retail: Supermarkets — 0.5%
48,860	Whole Foods Market, Inc.	820,848

	Semiconductors — 11.9%
288,690	Applied Materials, Inc.	3,103,418
87,250	ASML Holding NV (the Netherlands)	1,527,748
183,320	Broadcom Corp. — Class A *	3,662,734
317,370	Intel Corp.	4,776,418

See notes to portfolios of investments.

GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Semiconductors (continued)

133,360	Lam Research Corp. *	$3,036,607
206,760	Xilinx, Inc.	3,961,521

		20,068,446

	Telecommunications Equipment and Services — 9.3%
61,800	American Tower Corp. — Class A *	1,880,574
61,660	China Mobile, Ltd. (ADR) (Hong Kong)	2,683,443
130,000	Corning, Inc.	1,725,100
68,430	MetroPCS Communications, Inc. *	1,168,784
211,190	QUALCOMM, Inc.	8,217,404

		15,675,305

	Transportation — 1.0%
39,020	Union Pacific Corp.	1,604,112

	Total Common Stocks (Cost $185,348,685)	165,438,762

Principal

	Repurchase Agreements — 1.9%
$3,160,934	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $3,160,935 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $3,227,739) (Cost $3,160,934)	3,160,934

	Total Investments — 100.2% (Cost $188,509,619)	168,599,696
	Liabilities less other assets — (0.2)%	(394,765)

	Net Assets — 100.0%	$168,204,931

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $188,509,619.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$9,674,603
Gross unrealized depreciation	(29,584,526)

Net unrealized depreciation	$(19,909,923)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

MID VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks — 95.9%
	Advertising — 0.7%
169,600	Omnicom Group, Inc.	$3,968,640

	Aerospace and Defense — 3.2%
292,893	Goodrich Corp.	11,097,716
14,000	L-3 Communications Holdings, Inc.	949,200
149,800	Raytheon Company	5,833,212

		17,880,128

	Agriculture — 0.6%
70,700	Archer-Daniels-Midland Company	1,964,046
24,000	Bunge, Ltd. (Bermuda)	1,359,600

		3,323,646

	Airlines — 0.4%
102,940	AMR Corp. *	328,379
48,253	Continental Airlines, Inc. — Class B *	425,109
153,129	Delta Air Lines, Inc. *	862,116
55,787	UAL Corp. *	249,926
127,331	US Airways Group, Inc. *	322,147

		2,187,677

	Apparel: Manufacturing and Retail — 1.0%
60,100	Cato Corp. — Class A (The)	1,098,628
74,500	Foot Locker, Inc.	780,760
74,800	Gap, Inc. (The)	971,652
114,000	Jones Apparel Group, Inc.	481,080
36,415	VF Corp.	2,079,661

		5,411,781

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.7%
108,500	Advance Auto Parts, Inc.	4,457,180
52,900	Autoliv, Inc.	982,353
27,403	Genuine Parts Company	818,254
96,100	Harley-Davidson, Inc.	1,286,779
169,966	WABCO Holdings, Inc.	2,092,281

		9,636,847

	Banks and Financial Services — 9.6%
164,800	Advance America Cash Advance Centers, Inc.	278,512
66,800	Ameriprise Financial, Inc.	1,368,732
106,400	Banco Latinoamericano de Exportaciones, SA — Class E (Panama)	996,968
322,050	Bank of New York Mellon Corp.	9,097,913
699,517	CIT Group, Inc.	1,993,623
44,400	Comerica, Inc.	812,964
18,028	Cullen/Frost Bankers, Inc.	846,234
35,400	Federated Investors, Inc. — Class B	788,004
185,700	Huntington Bancshares, Inc.	308,262
446,855	Invesco, Ltd. (Bermuda)	6,193,410
636,500	KeyCorp	5,009,255
16,512	M&T Bank Corp.	747,003
177,300	Morgan Stanley	4,037,121
560,849	People’s United Financial, Inc.	10,078,457
44,500	Provident Bankshares Corp.	313,725
193,166	Regions Financial Corp.	822,887
130,800	State Street Corp.	4,026,024
488,500	Western Union Company	6,140,445

		53,859,539

	Broadcast Services/Media — 0.2%
79,800	Belo Corp.	48,678
73,300	DISH Network Corp. — Class A *	814,363
74,300	News Corp. — Class A	491,866

		1,354,907

	Business Services and Supplies — 4.2%
242,200	Convergys Corp. *	1,956,976
135,400	Dun & Bradstreet Corp.	10,425,799
371,100	Fidelity National Information Services, Inc.	6,754,020
90,350	Manpower, Inc.	2,848,736
83,752	Ritchie Brothers Auctioneers, Inc. (Canada)	1,556,950

		23,542,481

	Chemicals — 2.9%
75,400	Air Products & Chemicals, Inc.	4,241,250
96,071	Eastman Chemical Company	2,574,703
109,459	Lubrizol Corp. (The)	3,722,701
35,700	NewMarket Corp.	1,581,510
146,500	PolyOne Corp. *	338,415
110,338	PPG Industries, Inc.	4,071,472

		16,530,051

	Computer Equipment, Software and Services — 6.8%
577,400	3Com Corp. *	1,784,166
41,995	Adobe Systems, Inc. *	898,273
56,865	Autodesk, Inc. *	955,901
346,793	BMC Software, Inc. *	11,444,169
280,800	Cognizant Technology Solutions Corp. — Class A *	5,837,832
49,600	Computer Sciences Corp. *	1,827,264
186,300	Electronic Arts, Inc. *	3,388,797
81,600	Lexmark International, Inc. — Class A *	1,376,592
426,150	Parametric Technology Corp. *	4,252,977
227,000	Seagate Technology (Cayman Islands)	1,364,270
122,500	Sun Microsystems, Inc. *	896,700
185,500	Teradata Corp. *	3,008,810
60,000	Western Digital Corp. *	1,160,400

		38,196,151

See notes to portfolios of investments.

MID VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Construction Services and Supplies — 0.6%
127,056	Cemex SAB de CV (ADR) (Mexico) *	$794,099
39,794	Centex Corp.	298,455
46,939	Chicago Bridge & Iron Company NV (The Netherlands)	294,308
74,463	DR Horton, Inc.	722,291
12,475	Insituform Technologies, Inc. — Class A *	195,109
27,081	KB HOME	356,928
52,761	Pulte Homes, Inc.	576,678

		3,237,868

	Consumer Goods and Services — 1.8%
59,400	American Greetings Corp. — Class A	300,564
45,000	Black & Decker Corp. (The)	1,420,200
13,975	Blyth, Inc.	365,167
62,000	Eastman Kodak Company	235,600
69,800	Ethan Allen Interiors, Inc.	785,948
77,453	Lorillard, Inc.	4,781,948
30,664	Mohawk Industries, Inc. *	915,934
41,800	Whirlpool Corp.	1,236,862

		10,042,223

	Containers and Packaging — 0.2%
60,500	Sonoco Products Company	1,269,290

	Diversified Operations and Services — 0.4%
154,053	McDermott International, Inc. (Panama) *	2,062,770

	Electronics — 2.4%
174,700	Amphenol Corp. — Class A	4,977,203
294,300	Avnet, Inc. *	5,153,193
255,250	Celestica, Inc. (Canada) *	908,690
178,850	Tyco Electronics, Ltd. (Bermuda)	1,974,504
99,500	Vishay Intertechnology, Inc. *	346,260

		13,359,850

	Engineering — 0.4%
15,856	Fluor Corp.	547,825
29,572	Foster Wheeler AG (Switzerland) *	516,623
18,654	Jacobs Engineering Group, Inc. *	721,164
29,809	KBR, Inc.	411,662

		2,197,274

	Entertainment, Leisure and Recreation — 0.8%
106,417	National CineMedia, Inc.	1,402,576
156,753	Regal Entertainment Group — Class A	2,102,058
122,946	Royal Caribbean Cruises, Ltd. (Liberia)	984,797

		4,489,431

	Equipment Rental and Leasing — 0.0%
31,357	United Rentals, Inc. *	132,013

	Food and Beverage — 3.9%
131,100	Campbell Soup Company	3,586,896
103,500	ConAgra Foods, Inc.	1,746,045
122,500	Del Monte Foods Company	893,025
102,000	HJ Heinz Company	3,372,120
158,700	JM Smucker Company (The)	5,914,749
108,950	McCormick & Company, Inc.	3,221,652
95,600	Pepsi Bottling Group, Inc. (The)	2,116,584
63,200	PepsiAmericas, Inc.	1,090,200
266	Seaboard Corp.	268,660

		22,209,931

	Insurance — 9.6%
65,200	Aflac, Inc.	1,262,272
20,700	Allied World Assurance Holdings, Ltd. (Bermuda)	787,221
56,700	Allstate Corp. (The)	1,085,805
78,700	American Financial Group, Inc.	1,263,135
172,248	Aon Corp.	7,031,162
11,536	Arch Capital Group, Ltd. (Bermuda) *	621,329
94,600	Aspen Insurance Holdings, Ltd. (Bermuda)	2,124,716
180,268	Assurant, Inc.	3,926,237
92,007	Axis Capital Holdings, Ltd. (Bermuda)	2,073,838
39,400	Chubb Corp. (The)	1,667,408
31,800	CIGNA Corp.	559,362
87,100	Cincinnati Financial Corp.	1,991,977
80,800	Coventry Health Care, Inc. *	1,045,552
89,171	Everest Re Group, Ltd. (Bermuda)	6,313,307
70,100	Horace Mann Educators Corp.	586,737
85,800	IPC Holdings, Ltd. (Bermuda)	2,320,032
126,455	Lincoln National Corp.	845,984
447,942	Marsh & McLennan Companies, Inc.	9,070,825
99,474	PartnerRe, Ltd. (Bermuda)	6,174,351
60,572	Willis Group Holdings, Ltd. (Bermuda)	1,332,584
350,104	XL Capital, Ltd. — Class A (Cayman Islands)	1,911,568

		53,995,402

	Internet Services — 1.7%
71,800	eBay, Inc. *	901,808
59,658	McAfee, Inc. *	1,998,543
111,900	Symantec Corp. *	1,671,786
117,100	TIBCO Software, Inc. *	687,377
317,000	Yahoo!, Inc. *	4,060,770

		9,320,284

See notes to portfolios of investments.

MID VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Machinery — 1.1%
27,490	AGCO Corp. *	$538,804
160,605	Cummins, Inc.	4,087,396
89,665	Manitowoc Company, Inc. (The)	293,205
26,943	Rockwell Automation, Inc.	588,435
92,322	Terex Corp. *	853,979

		6,361,819

	Manufacturing — 5.0%
64,221	AO Smith Corp.	1,617,085
89,572	Cooper Industries, Ltd. — Class A (Bermuda)	2,316,332
39,900	Crane Company	673,512
68,598	Eaton Corp.	2,528,522
42,200	EnPro Industries, Inc. *	721,620
319,030	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	4,402,614
48,800	Mueller Industries, Inc.	1,058,472
54,082	Parker Hannifin Corp.	1,837,706
75,250	Precision Castparts Corp.	4,507,475
62,300	Sherwin-Williams Company (The)	3,237,731
52,700	Tredegar Corp.	860,591
222,600	Tyco International, Ltd. (Switzerland)	4,354,056

		28,115,716

	Medical Equipment, Supplies, and Services — 5.6%
173,400	Cardinal Health, Inc.	5,458,632
22,369	Covance, Inc. *	797,007
112,150	CR Bard, Inc.	8,940,599
274,200	Hologic, Inc. *	3,589,278
30,440	Humana, Inc. *	793,875
31,400	Kindred Healthcare, Inc. *	469,430
44,600	Kinetic Concepts, Inc. *	941,952
25,879	Life Technologies Corp. *	840,550
20,681	McKesson Corp.	724,662
75,800	Millipore Corp. *	4,351,678
108,300	Stryker Corp.	3,686,532
23,000	Universal Health Services, Inc. — Class B	881,820

		31,476,015

	Metals and Mining — 0.8%
41,100	Carpenter Technology Corp.	580,332
36,565	Freeport-McMoRan Copper & Gold, Inc.	1,393,492
53,375	Nucor Corp.	2,037,324
18,372	United States Steel Corp.	388,200

		4,399,348

	Office Equipment, Supplies, and Services — 0.4%
173,100	Steelcase, Inc. — Class A	867,231
303,800	Xerox Corp.	1,382,290

		2,249,521

	Oil, Coal and Gas — 5.5%
124,603	BJ Services Company	1,239,800
50,779	Cameron International Corp. *	1,113,583
43,253	Chesapeake Energy Corp.	737,896
32,800	Cimarex Energy Company	602,864
141,381	El Paso Corp.	883,631
79,095	Enbridge, Inc. (Canada)	2,277,936
29,213	EQT Corp.	915,243
36,200	Holly Corp.	767,440
70,000	Marathon Oil Corp.	1,840,300
52,200	Murphy Oil Corp.	2,336,994
60,732	Newfield Exploration Company *	1,378,616
125,600	ONEOK, Inc.	2,842,328
77,700	Patterson-UTI Energy, Inc.	696,192
48,527	Pioneer Natural Resources Company	799,240
130,063	Questar Corp.	3,827,754
47,865	Southwestern Energy Company *	1,421,112
86,483	Sunoco, Inc.	2,290,070
15,415	Transocean, Ltd. (Switzerland) *	907,019
36,744	Ultra Petroleum Corp. (Canada) *	1,318,742
37,500	Valero Energy Corp.	671,250
39,600	Walter Industries, Inc.	905,652
98,753	Weatherford International Ltd. (Switzerland) *	1,093,196

		30,866,858

	Pharmaceuticals/Research and Development — 2.2%
33,500	AmerisourceBergen Corp.	1,094,110
37,600	Endo Pharmaceuticals Holdings, Inc. *	664,768
116,300	Forest Laboratories, Inc. *	2,553,948
33,531	Hospira, Inc. *	1,034,767
309,246	King Pharmaceuticals, Inc. *	2,186,369
378,094	Mylan, Inc. *	5,070,240

		12,604,202

	Printing and Publishing — 0.1%
49,800	Scholastic Corp.	750,486

	Real Estate Development and Services — 0.1%
41,271	St. Joe Company (The) *	690,877

	Real Estate Investment Trusts — 1.7%
19,369	AvalonBay Communities, Inc.	911,505
11,864	Boston Properties, Inc.	415,596
42,800	Entertainment Properties Trust	674,528
53,975	Equity Residential	990,441

See notes to portfolios of investments.

MID VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Real Estate Investment Trusts (continued)

153,368	General Growth Properties, Inc.	$108,891
97,500	Hospitality Properties Trust	1,170,000
243,300	HRPT Properties Trust	776,127
35,300	Liberty Property Trust	668,582
128,200	Medical Properties Trust, Inc.	467,930
47,300	National Health Investors, Inc.	1,270,951
38,998	RAIT Investment Trust	47,578
44,459	Rayonier, Inc.	1,343,551
140,285	Sunstone Hotel Investors, Inc.	368,950
25,092	Ventas, Inc.	567,330

		9,781,960

	Retail — 1.7%
65,800	Barnes & Noble, Inc.	1,406,804
49,607	Bed Bath & Beyond, Inc. *	1,227,773
60,300	Dollar Tree, Inc. *	2,686,365
70,964	Family Dollar Stores, Inc.	2,368,069
121,109	Macy’s, Inc.	1,077,870
82,300	RadioShack Corp.	705,311

		9,472,192

	Retail: Restaurants — 0.6%
39,100	Bob Evans Farms, Inc.	876,622
56,700	Brinker International, Inc.	856,170
43,000	Darden Restaurants, Inc.	1,473,180
110,900	Ruby Tuesday, Inc. *	323,828

		3,529,800

	Retail: Supermarkets — 0.6%
17,800	Kroger Company (The)	377,716
89,600	Safeway, Inc.	1,809,024
80,058	SUPERVALU, Inc.	1,143,228

		3,329,968

	Scientific and Technical Instruments — 0.9%
66,695	Agilent Technologies, Inc. *	1,025,102
112,000	Thermo Fisher Scientific, Inc. *	3,995,040

		5,020,142

	Semiconductors — 2.8%
210,200	Analog Devices, Inc.	4,050,554
52,366	ASML Holding NV (the Netherlands)	916,929
44,741	Lam Research Corp. *	1,018,753
1,728,951	LSI Corp. *	5,256,010
106,667	Maxim Integrated Products, Inc.	1,409,071
74,300	Microchip Technology, Inc.	1,574,417
242,176	Micron Technology, Inc. *	983,235
34,700	MKS Instruments, Inc. *	509,049

		15,718,018

	Telecommunications Equipment and Services — 1.3%
82,795	CenturyTel, Inc.	2,328,195
57,339	Embarq Corp.	2,170,281
580,561	Qwest Communications International, Inc.	1,985,519
134,732	Windstream Corp.	1,085,940

		7,569,935

	Tools — 0.3%
55,697	Stanley Works (The)	1,621,897

	Toys — 1.4%
81,086	Hasbro, Inc.	2,032,826
501,500	Mattel, Inc.	5,782,295

		7,815,121

	Transportation — 2.2%
24,300	Arkansas Best Corp.	462,186
46,256	CSX Corp.	1,195,718
194,600	JB Hunt Transport Services, Inc.	4,691,806
81,057	Kansas City Southern *	1,030,234
75,300	Norfolk Southern Corp.	2,541,375
25,800	Overseas Shipholding Group, Inc.	584,886
105,550	Pacer International, Inc.	369,425
21,600	Ryder System, Inc.	611,496
29,200	Tidewater, Inc.	1,084,196

		12,571,322

	Utilities — 8.5%
27,300	AGL Resources, Inc.	724,269
276,789	Allegheny Energy, Inc.	6,413,201
60,600	Alliant Energy Corp.	1,496,214
178,300	American Electric Power Company, Inc.	4,503,858
555,100	CMS Energy Corp.	6,572,384
90,784	DTE Energy Company	2,514,717
111,100	Mirant Corp. *	1,266,540
119,300	NiSource, Inc.	1,169,140
122,652	Pepco Holdings, Inc.	1,530,697
105,149	Pinnacle West Capital Corp.	2,792,757
94,200	PPL Corp.	2,704,482
45,600	SCANA Corp.	1,408,584
120,138	Sempra Energy	5,555,181
65,100	TECO Energy, Inc.	725,865
146,941	Wisconsin Energy Corp.	6,049,561
116,300	Xcel Energy, Inc.	2,166,669

		47,594,119

	Total Common Stocks (Cost $808,099,694)	$539,747,500

See notes to portfolios of investments.

MID VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Principal		Value

	Convertible Bonds — 0.0%
	Telecommunications Equipment and Services
$251,000	Qwest Communications International, Inc., 3.50%, 11/15/25 (Cost $384,662)	$231,548

	Short Term Commercial Paper — 1.0%
5,500,000	BNP Paribas Financial, Inc., 0.00%**, 04/01/09 (Cost $5,500,000)	5,500,000

	Total Securities (Cost $813,984,356)	545,479,048

	Repurchase Agreements — 3.3%
18,483,350	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 4/01/09, repurchase proceeds at maturity $18,483,355 (Collateralized by various US Treasury Bills, 0.21%-0.24%, due 07/02/09-07/30/09, with a total value of $18,922,446) (Cost $18,483,350)	18,483,350

	Total Investments — 100.2% (Cost $832,467,706)	563,962,398
	Liabilities less other assets — (0.2)%	(1,182,712)

	Net Assets — 100.0%	$562,779,686

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $832,467,706.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$9,860,534
Gross unrealized depreciation	(278,365,842)

Net unrealized depreciation	$(268,505,308)

See summary of footnotes and abbreviations to portfolios.

** Less than 0.005%.

See notes to portfolios of investments.

MID GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks — 98.2%
	Apparel: Manufacturing and Retail — 2.1%
270,837	Urban Outfitters, Inc. *	$4,433,602

	Automobile: Retail — 1.3%
92,000	Copart, Inc. *	2,728,720

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.0%
54,000	Advance Auto Parts, Inc.	2,218,320

	Banks and Financial Services — 5.9%
144,000	Lazard, Ltd. — Class A (Bermuda)	4,233,600
76,926	Northern Trust Corp.	4,601,713
260,737	TD Ameritrade Holding Corp. *	3,600,778

		12,436,091

	Broadcast Services/Media — 1.7%
104,063	Dolby Laboratories, Inc. — Class A *	3,549,589

	Business Services and Supplies — 3.2%
90,405	FTI Consulting, Inc. *	4,473,239
119,800	SAIC, Inc. *	2,236,666

		6,709,905

	Chemicals — 0.9%
95,000	Tetra Tech, Inc. *	1,936,100

	Commercial Services — 2.2%
220,049	Quanta Services, Inc. *	4,720,051

	Computer Equipment, Software and Services — 7.6%
534,292	Activision Blizzard, Inc. *	5,588,695
153,898	BMC Software, Inc. *	5,078,634
137,677	Citrix Systems, Inc. *	3,117,007
77,677	Salesforce.com, Inc. *	2,542,368

		16,326,704

	Construction Services and Supplies — 1.1%
28,207	Martin Marietta Materials, Inc.	2,236,815

	Consumer Goods and Services — 1.5%
59,270	Church & Dwight Company, Inc.	3,095,672

	Containers and Packaging — 2.2%
107,158	Ball Corp.	4,650,657

	Education — 6.2%
40,808	Apollo Group, Inc. — Class A *	3,196,491
49,165	DeVry, Inc.	2,368,770
43,099	ITT Educational Services, Inc. *	5,233,080
13,428	Strayer Education, Inc.	2,415,294

		13,213,635

	Engineering and Construction — 1.4%
113,409	Aecom Technology Corp. *	2,957,707

	Environmental Waste Management and Recycling Services — 2.5%
109,734	Stericycle, Inc. *	5,237,604

	Food and Beverage — 2.4%
120,000	Dean Foods Company *	2,169,600
55,768	Ralcorp Holdings, Inc. *	3,004,780

		5,174,380

	Internet Services — 4.9%
63,558	Equinix, Inc. *	3,568,782
196,251	F5 Networks, Inc. *	4,111,458
81,000	McAfee, Inc. *	2,713,500

		10,393,740

	Manufacturing — 3.8%
159,284	AMETEK, Inc.	4,980,810
64,953	SPX Corp.	3,053,441

		8,034,251

	Medical Equipment, Supplies, and Services — 13.3%
74,768	CR Bard, Inc.	5,960,505
35,297	Edwards Lifesciences Corp. *	2,140,057
77,694	Illumina, Inc. *	2,893,325
98,709	ResMed, Inc. *	3,488,376
180,253	St Jude Medical, Inc. *	6,548,592
189,981	STERIS Corp.	4,422,758
101,828	Varian Medical Systems, Inc. *	3,099,644

		28,553,257

	Metals and Mining — 4.1%
68,000	Agnico-Eagle Mines, Ltd. (Canada)	3,870,560
146,806	Goldcorp, Inc. (Canada)	4,891,576

		8,762,136

	Oil, Coal and Gas — 3.7%
198,000	Denbury Resources, Inc. *	2,942,280
257,416	Petrohawk Energy Corp. *	4,950,110

		7,892,390

	Pharmaceuticals/Research and Development — 5.4%
88,124	Alexion Pharmaceuticals, Inc. *	3,318,750
51,000	Cephalon, Inc. *	3,473,100
49,987	Express Scripts, Inc. *	2,307,900
172,000	Mylan, Inc. *	2,306,520

		11,406,270

	Retail — 1.1%
32,000	Best Buy Company, Inc.	1,214,720
26,000	Kohl’s Corp. *	1,100,320

		2,315,040

	Retail: Restaurants — 3.1%
115,491	Burger King Holdings, Inc.	2,650,518
45,000	Darden Restaurants, Inc.	1,541,700
41,000	Panera Bread Company — Class A *	2,291,900

		6,484,118

See notes to portfolios of investments.

MID GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Scientific and Technical Instruments — 1.3%
78,614	Thermo Fisher Scientific, Inc. *	$2,804,161

	Semiconductors — 6.0%
233,387	Altera Corp.	4,095,942
567,324	Marvell Technology Group, Ltd. (Bermuda) *	5,196,688
186,000	Xilinx, Inc.	3,563,760

		12,856,390

	Telecommunications Equipment and Services — 6.7%
217,310	American Tower Corp. — Class A *	6,612,743
286,459	Crown Castle International Corp. *	5,846,628
117,000	Starent Networks Corp. *	1,849,770

		14,309,141

	Toys — 1.6%
132,280	Hasbro, Inc.	3,316,260

	Total Common Stocks (Cost $235,448,947)	208,752,706

Principal

	Repurchase Agreements — 0.9%
$1,952,633	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $1,952,634 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $1,993,604) (Cost $1,952,633)	1,952,633

	Total Investments — 99.1% (Cost $237,401,580)	210,705,339
	Other assets less liabilities — 0.9%	1,868,260

	Net Assets — 100.0%	$212,573,599

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $237,401,580.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$7,960,933
Gross unrealized depreciation	(34,657,174)

Net unrealized depreciation	$(26,696,241)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks — 97.7%
	Aerospace and Defense — 2.1%
30,400	AAR Corp. *	$381,216
116,162	Ducommun, Inc.	1,688,995
21,900	Kaman Corp.	274,626
8,600	Moog, Inc. — Class A *	196,682

		2,541,519

	Airlines — 0.2%
33,900	Hawaiian Holdings, Inc. *	126,447
6,600	Republic Airways Holdings, Inc. *	42,768
4,600	SkyWest, Inc.	57,224

		226,439

	Apparel: Manufacturing and Retail — 3.7%
21,100	Carter’s, Inc. *	396,891
28,400	Cato Corp. — Class A (The)	519,152
26,200	Genesco, Inc. *	493,346
13,700	G-III Apparel Group, Ltd. *	75,624
107,991	Jos A Bank Clothiers, Inc. *	3,003,230
5,700	Steven Madden, Ltd. *	107,046

		4,595,289

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 2.5%
65,000	BorgWarner, Inc.	1,319,500
119,486	Oshkosh Truck Corp.	805,336
16,500	Polaris Industries, Inc.	353,760
150,870	Spartan Motors, Inc.	606,497

		3,085,093

	Banks and Financial Services — 16.2%
10,100	Bank of the Ozarks, Inc.	233,108
38,298	BGC Partners, Inc. — Class A	84,639
198,054	Brookline Bancorp, Inc.	1,881,513
117,880	Calamos Asset Management, Inc. — Class A	567,003
4,400	Cash America International, Inc.	68,904
15,000	Central Pacific Financial Corp.	84,000
7,900	City Holding Company	215,591
10,200	Financial Federal Corp.	216,036
27,800	First Commonwealth Financial Corp.	246,586
6,700	First Financial Bankshares, Inc.	322,739
19,200	First Merchants Corp.	207,168
29,900	First Niagara Financial Group, Inc.	325,910
27,500	Flushing Financial Corp.	165,550
10,300	Glacier Bancorp, Inc.	161,813
16,100	Knight Capital Group, Inc. — Class A *	237,314
23,500	MainSource Financial Group, Inc.	188,940
20,000	National Penn Bancshares, Inc.	166,000
13,300	NBT Bancorp, Inc.	287,812
11,500	NewAlliance Bancshares, Inc.	135,010
17,900	Old National Bancorp — Indiana	199,943
12,000	Pacific Continental Corp.	139,680
5,000	Park National Corp.	278,750
10,000	Pennsylvania Commerce Bancorp, Inc. *	184,000
5,500	People’s Bancorp, Inc.	71,390
11,100	Prosperity Bancshares, Inc.	303,585
11,200	Republic Bancorp, Inc. — Class A	209,104
10,900	S&T Bancorp, Inc.	231,189
36,200	Sanders Morris Harris Group, Inc.	141,180
8,700	SCBT Financial Corp.	181,830
10,043	Shore Bancshares, Inc.	168,220
19,000	Sierra Bancorp	184,870
10,446	Simmons First National Corp. — Class A	263,135
7,415	Southside Bancshares, Inc.	140,144
25,400	Sterling Bancorp — New York	251,460
57,744	Stifel Financial Corp. *	2,500,893
31,200	Susquehanna Bancshares, Inc.	291,096
181,708	SWS Group, Inc.	2,821,925
6,600	Tompkins Financial Corp.	283,800
17,800	TriCo Bancshares	297,972
11,000	Trustmark Corp.	202,180
7,982	UMB Financial Corp.	339,155
17,000	United Bankshares, Inc.	293,080
12,500	United Financial Bancorp, Inc.	163,625
96,281	Washington Federal, Inc.	1,279,574
81,364	WesBanco, Inc.	1,857,540
16,600	West Bancorp	123,670
90,997	Whitney Holding Corp.	1,041,916

		20,240,542

	Broadcast Services/Media — 0.3%
32,500	Mediacom Communications Corp. — Class A *	130,975
40,500	Outdoor Channel Holdings, Inc. *	276,210

		407,185

	Business Services and Supplies — 0.8%
15,100	Acxiom Corp.	111,740
21,400	Deluxe Corp.	206,082
7,100	Heidrick & Struggles International, Inc.	125,954
2,800	MAXIMUS, Inc.	111,608
8,300	Portfolio Recovery Associates, Inc. *	222,772
34,300	Standard Register Company (The)	157,094

		935,250

	Chemicals — 1.2%
32,700	A Schulman, Inc.	443,085
5,700	Compass Minerals International, Inc.	321,309
22,700	Innospec, Inc.	85,579
6,600	Minerals Technologies, Inc.	211,530
8,200	OM Group, Inc. *	158,424

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Chemicals (continued)

48,900	PolyOne Corp. *	$112,959
73,482	Spartech Corp.	180,766

		1,513,652

	Commercial Services — 0.4%
16,500	Interactive Data Corp.	410,190
10,200	TNS, Inc. *	83,436

		493,626

	Computer Equipment, Software and Services — 5.7%
54,300	3Com Corp. *	167,787
59,370	Agilysys, Inc.	255,291
7,900	Avocent Corp. *	95,906
14,500	Black Box Corp.	342,345
112,200	CIBER, Inc. *	306,306
185,410	Digi International, Inc. *	1,422,094
43,900	Epicor Software Corp. *	167,259
17,800	Imation Corp.	136,170
61,800	Insight Enterprises, Inc. *	189,108
33,100	JDA Software Group, Inc. *	382,305
64,869	Mercury Computer Systems, Inc. *	358,726
79,286	MTS Systems Corp.	1,803,756
25,700	Ness Technologies, Inc. *	75,815
51,913	OpenTV Corp. (British Virgin Islands) *	78,389
29,000	Perot Systems Corp. — Class A *	373,520
67,065	RadiSys Corp. *	406,414
14,793	Sybase, Inc. *	448,080

		7,009,271

	Construction Services and Supplies — 2.7%
9,500	ABM Industries, Inc.	155,800
44,600	Comfort Systems USA, Inc.	462,502
13,500	Granite Construction, Inc.	505,980
17,900	Insituform Technologies, Inc. — Class A *	279,956
73,930	Universal Forest Products, Inc.	1,967,277

		3,371,515

	Consumer Goods and Services — 3.5%
19,800	American Greetings Corp. — Class A	100,188
139,974	Helen of Troy, Ltd. (Bermuda) *	1,924,643
38,600	Inter Parfums, Inc.	225,038
136,204	Nutri System, Inc.	1,943,631
21,500	Prestige Brands Holdings, Inc. *	111,370

		4,304,870

	Distribution — 0.3%
22,700	Nu Skin Enterprises, Inc. — Class A	238,123
5,500	Watsco, Inc.	187,165

		425,288

	Education — 0.4%
24,700	School Specialty, Inc. *	434,473

	Electronics — 0.7%
21,600	Benchmark Electronics, Inc. *	241,920
91,900	CTS Corp.	331,759
13,700	EnerSys *	166,044
5,600	Rogers Corp. *	105,728

		845,451

	Engineering — 1.7%
109,814	EMCOR Group, Inc. *	1,885,506
8,500	Michael Baker Corp. *	221,000

		2,106,506

	Entertainment, Leisure and Recreation — 1.1%
52,100	Live Nation, Inc. *	139,107
140,656	Marcus Corp. (The) (8)	1,195,576

		1,334,683

	Environmental Waste Management and Recycling Services — 0.1%
21,100	Waste Services, Inc. *	90,308

	Equipment Rental and Leasing — 0.5%
6,200	Aaron Rents, Inc.	165,292
34,273	Electro Rent Corp.	330,392
8,900	Rent-A-Center, Inc. *	172,393

		668,077

	Food and Beverage — 1.3%
6,900	Cal-Maine Foods, Inc.	154,491
14,000	Chiquita Brands International, Inc. *	92,820
15,700	Flowers Foods, Inc.	368,636
8,100	J & J Snack Foods Corp.	280,179
7,000	Nash Finch Company	196,630
2,600	Ralcorp Holdings, Inc. *	140,088
8,600	TreeHouse Foods, Inc. *	247,594
7,400	United Natural Foods, Inc. *	140,378

		1,620,816

	Funeral Services — 0.7%
260,217	Service Corp. International	908,157

	Insurance — 5.3%
31,000	American Equity Investment Life Holding Company	128,960
11,300	Amerisafe, Inc. *	173,116
20,337	Aspen Insurance Holdings, Ltd. (Bermuda)	456,769
14,300	CNA Surety Corp. *	263,692
16,300	Crawford & Company *	109,536
15,631	Delphi Financial Group, Inc. — Class A	210,393
13,200	Donegal Group, Inc. — Class A	202,884
15,266	FBL Financial Group, Inc. — Class A	63,354

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Insurance (continued)

7,600	Harleysville Group, Inc.	$241,756
12,400	Horace Mann Educators Corp.	103,788
11,200	IPC Holdings, Ltd. (Bermuda)	302,848
3,500	Montpelier Re Holdings, Ltd. (Bermuda)	45,360
7,300	National Interstate Corp.	123,443
7,600	Odyssey Re Holdings Corp.	288,268
11,837	Platinum Underwriters Holdings, Ltd. (Bermuda)	335,697
1,500	ProAssurance Corp. *	69,930
50,853	RLI Corp.	2,552,821
15,000	Seabright Insurance Holdings *	156,900
21,800	Selective Insurance Group, Inc.	265,088
3,000	State Auto Financial Corp.	52,800
15,739	Zenith National Insurance Corp.	379,467

		6,526,870

	Internet Services — 0.3%
48,000	S1 Corp. *	247,200
17,300	United Online, Inc.	77,158
10,700	Vignette Corp. *	71,476

		395,834

	Machinery — 1.5%
91,383	Applied Industrial Technologies, Inc.	1,541,631
6,400	Baldor Electric Company	92,736
19,000	Columbus McKinnon Corp. *	165,680

		1,800,047

	Manufacturing — 4.3%
15,200	Acuity Brands, Inc.	342,608
74,315	Ceradyne, Inc. *	1,347,331
53,162	CIRCOR International, Inc.	1,197,208
11,800	Coherent, Inc. *	203,550
10,227	EnPro Industries, Inc. *	174,882
73,371	Gibraltar Industries, Inc.	346,311
87,100	Watts Water Technologies, Inc.	1,703,676

		5,315,566

	Medical Equipment, Supplies, and Services — 5.6%
17,223	AMERIGROUP Corp. *	474,321
6,200	AmSurg Corp. *	98,270
16,200	Centene Corp. *	291,924
16,900	Gentiva Health Services, Inc. *	256,880
13,000	Kindred Healthcare, Inc. *	194,350
71,970	Magellan Health Services, Inc. *	2,622,587
54,708	Owens & Minor, Inc.	1,812,476
33,300	Symmetry Medical, Inc. *	210,123
168,376	Syneron Medical, Ltd. (Israel) *	998,470

		6,959,401

	Metals and Mining — 0.3%
6,800	Olympic Steel, Inc.	103,156
2,100	Royal Gold, Inc.	98,196
14,800	Worthington Industries, Inc.	128,908

		330,260

	Oil, Coal and Gas — 7.2%
23,462	Berry Petroleum Company — Class A	257,144
3,300	Bill Barrett Corp. *	73,392
11,000	Chesapeake Utilities Corp.	335,280
68,631	Frontier Oil Corp.	877,790
45,567	Holly Corp.	966,020
19,100	Hornbeck Offshore Services, Inc. *	291,084
9,200	Laclede Group, Inc. (The)	358,616
7,000	Lufkin Industries, Inc.	265,160
43,927	National Fuel Gas Company	1,347,241
19,700	Nicor, Inc.	654,631
48,221	Penn Virginia Corp.	529,467
9,800	Piedmont Natural Gas Company, Inc.	253,722
60,117	Swift Energy Company *	438,854
76,339	World Fuel Services Corp.	2,414,604

		9,063,005

	Paper and Forest Products — 0.2%
56,700	Wausau Paper Corp.	298,242

	Pharmaceuticals/Research and Development — 4.9%
74,524	Cytokinetics, Inc. *	126,691
74,049	Exponent, Inc. *	1,875,661
160,109	Mannatech, Inc. (8)	533,163
22,500	Par Pharmaceutical Companies, Inc. *	213,075
59,263	Perrigo Company	1,471,500
53,500	ViroPharma, Inc. *	280,875
47,642	West Pharmaceutical Services, Inc.	1,563,134

		6,064,099

	Printing and Publishing — 0.2%
12,500	Courier Corp.	189,625

	Real Estate Investment Trusts — 6.9%
31,800	Anworth Mortgage Asset Corp.	194,934
3,600	Corporate Office Properties Trust	89,388
11,324	Entertainment Properties Trust	178,466
16,900	Extra Space Storage, Inc.	93,119
54,000	First Industrial Realty Trust, Inc.	132,300
98,549	Healthcare Realty Trust, Inc.	1,477,250
10,000	Highwoods Properties, Inc.	214,200
40,700	LaSalle Hotel Properties	237,688
80,800	Lexington Realty Trust	192,304
17,100	MFA Financial, Inc.	100,548
88,956	National Retail Properties, Inc.	1,409,063
800	NorthStar Realty Finance Corp.	1,856
6,800	OMEGA Healthcare Investors, Inc.	95,744

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Real Estate Investment Trusts (continued)

14,400	Parkway Properties, Inc.	$148,320
45,800	Pennsylvania Real Estate Investment Trust	162,590
6,700	PS Business Parks, Inc.	246,895
51,093	Rayonier, Inc.	1,544,030
19,344	Realty Income Corp.	364,054
6,000	Redwood Trust, Inc.	92,100
18,900	Senior Housing Properties Trust	264,978
56,722	Sovran Self Storage, Inc.	1,138,978
39,994	Sunstone Hotel Investors, Inc.	105,184
40,600	U-Store-It Trust	82,012

		8,566,001

	Retail — 2.2%
175,469	EZCORP, Inc. — Class A *	2,030,176
3,600	Fred’s, Inc. — Class A	40,608
16,900	Pantry, Inc. (The) *	297,609
9,900	Tractor Supply Company*	356,994

		2,725,387

	Retail: Restaurants — 0.8%
21,700	Bob Evans Farms, Inc.	486,514
15,500	Cracker Barrel Old Country Store, Inc.	443,920

		930,434

	Retail: Supermarkets — 1.9%
77,177	Weis Markets, Inc. (8)	2,395,574

	Semiconductors — 1.3%
23,000	Brooks Automation, Inc. *	106,030
5,100	Macrovision Solutions Corp. *	90,729
203,056	OmniVision Technologies, Inc. *	1,364,536

		1,561,295

	Sporting Goods and Equipment — 0.1%
25,500	Callaway Golf Company	183,090

	Telecommunications Equipment and Services — 0.4%
86,500	Cincinnati Bell, Inc. *	198,950
20,500	Novatel Wireless, Inc. *	115,210
63,801	Symmetricom, Inc. *	223,304

		537,464

	Transportation — 3.4%
76,083	Arkansas Best Corp.	1,447,099
9,700	Dynamex, Inc. *	126,876
20,000	Hub Group, Inc. — Class A *	340,000
16,694	TAL International Group, Inc.	122,200
46,299	Tidewater, Inc.	1,719,082
27,000	Werner Enterprises, Inc.	408,240

		4,163,497

	Utilities — 4.8%
62,274	American States Water Company	2,261,792
23,900	Black Hills Corp.	427,571
10,300	California Water Service Group	431,158
8,600	Cleco Corp.	186,534
4,800	Connecticut Water Service, Inc.	97,344
6,100	IDACORP, Inc.	142,496
19,200	NorthWestern Corp.	412,416
84,047	UIL Holdings Corp.	1,875,929
4,400	WGL Holdings, Inc.	144,320

		5,979,560

	Total Common Stocks (Cost $170,527,946)	121,143,261

Principal

	Repurchase Agreements — 2.2%
$2,674,646	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $2,674,647 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $2,733,086) (Cost $2,674,646)	2,674,646

	Total Investments — 99.9% (Cost $173,202,592)	123,817,907
	Other assets less liabilities — 0.1%	155,555

	Net Assets — 100.0%	$123,973,462

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $173,202,592.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$2,621,852
Gross unrealized depreciation	(52,006,537)

Net unrealized depreciation	$(49,384,685)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks — 97.8%
	Advertising — 0.0%
7,600	Harte-Hanks, Inc.	$40,660

	Aerospace and Defense — 0.3%
65,340	Ducommun, Inc.	950,044

	Agriculture — 0.0%
3,700	Titan Machinery, Inc. *	33,263

	Airlines — 0.4%
25,200	AirTran Holdings, Inc. *	114,660
11,900	Alaska Air Group, Inc. *	209,083
4,700	Allegiant Travel Company*	213,662
27,100	ExpressJet Holdings, Inc. *	29,268
63,800	JetBlue Airways Corp. *	232,870
12,000	Republic Airways Holdings, Inc. *	77,760
10,300	SkyWest, Inc.	128,132
17,300	UAL Corp. *	77,504

		1,082,939

	Apparel: Manufacturing and Retail — 3.1%
13,200	Aeropostale, Inc. *	350,592
9,100	AnnTaylor Stores Corp. *	47,320
146,400	Cato Corp. — Class A (The)	2,676,191
9,300	Charlotte Russe Holding, Inc. *	75,795
3,200	Cherokee, Inc.	49,920
5,700	Children’s Place Retail Stores, Inc. (The) *	124,773
21,624	Deckers Outdoor Corp. *	1,146,937
23,400	Finish Line (The)	154,908
14,600	Foot Locker, Inc.	153,008
5,600	Genesco, Inc. *	105,448
23,400	Hot Topic, Inc. *	261,846
135,590	Iconix Brand Group, Inc. *	1,199,972
18,100	Jones Apparel Group, Inc.	76,382
8,200	Oxford Industries, Inc.	50,594
226,800	Stage Stores, Inc.	2,286,144
56,500	Talbots, Inc. (The)	198,315
19,000	Timberland Company (The) — Class A *	226,860

		9,185,005

	Automobile: Retail — 0.1%
12,200	Copart, Inc. *	361,852

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.8%
27,200	ATC Technology Corp. *	304,640
6,600	AutoNation, Inc. *	91,608
17,800	Exide Technologies*	53,400
10,100	Federal Signal Corp.	53,227
11,500	Force Protection, Inc. *	55,200
65,916	Fuel Systems Solutions, Inc. *	888,548
3,000	Midas, Inc. *	23,760
42,900	Polaris Industries, Inc.	919,776
18,200	Standard Motor Products, Inc.	50,050
4,100	Superior Industries International, Inc.	48,585

		2,488,794

	Banks and Financial Services — 8.1%
9,500	1st Source Corp.	171,475
69,200	Advance America Cash Advance Centers, Inc.	116,948
9,100	Ameris Bancorp	42,861
2,800	Arrow Financial Corp.	66,332
5,300	Asset Acceptance Capital Corp. *	28,143
4,700	Astoria Financial Corp.	43,193
3,800	BancFirst Corp.	138,320
5,600	Banco Latinoamericano de Exportaciones, SA — Class E (Panama)	52,472
9,600	Bank Mutual Corp.	86,976
2,800	Bank of the Ozarks, Inc.	64,624
7,500	BankFinancial Corp.	74,775
4,600	Beneficial Mutual Bancorp, Inc. *	45,310
6,400	Berkshire Hills Bancorp, Inc.	146,688
9,500	BGC Partners, Inc. — Class A	20,995
15,800	BlackRock Kelso Capital Corp.	66,202
1,900	Capital Southwest Corp.	145,141
41,000	Cash America International, Inc.	642,060
9,200	Center Financial Corp.	25,944
9,300	Central Pacific Financial Corp.	52,080
2,700	Chemical Financial Corp.	56,187
12,100	City Bank	39,930
11,300	City Holding Company	308,377
62,900	Community Bank System, Inc.	1,053,575
10,900	Community Trust Bancorp, Inc.	291,575
55,000	Credit Acceptance Corp. *	1,181,950
32,800	Dime Community Bancshares	307,664
41,300	Doral Financial Corp. — Puerto Rico*	74,340
70,940	Duff & Phelps Corp. — Class A *	1,117,305
11,600	Encore Capital Group, Inc. *	52,548
2,100	ESSA Bancorp, Inc.	27,951
42,900	Financial Federal Corp.	908,622
7,500	Financial Institutions, Inc.	57,150
132,400	First BanCorp — Puerto Rico	564,024
2,800	First Citizens Bancshares, Inc. — Class A	369,040
79,100	First Commonwealth Financial Corp.	701,617
1,900	First Community Bancshares, Inc.	22,173
44,700	First Financial Bancorp	425,991
12,900	First Financial Bankshares, Inc.	621,393
7,300	First Financial Corp.	269,370
8,600	First Financial Holdings, Inc.	65,790
2,800	First Merchants Corp.	30,212
114,500	First Midwest Bancorp, Inc.	983,555

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Banks and Financial Services (continued)

44,700	First Niagara Financial Group, Inc.	$487,230
9,100	First Place Financial Corp.	30,576
37,400	FirstMerit Corp.	680,680
74,300	Flagstar Bancorp, Inc. *	55,725
6,300	FNB Corp.	48,321
15,800	Frontier Financial Corp.	17,380
33,700	GFI Group, Inc.	108,177
62,900	Global Cash Access Holdings, Inc. *	240,278
8,900	Great Southern Bancorp, Inc.	124,689
20,500	Guaranty Bancorp *	35,875
16,200	Independent Bank Corp. — Massachusetts	238,950
7,700	Interactive Brokers Group, Inc. — Class A *	124,201
87,500	International Bancshares Corp.	682,500
32,200	Knight Capital Group, Inc. — Class A *	474,628
106,600	LaBranche & Company, Inc. *	398,684
10,200	Lakeland Bancorp, Inc.	81,906
4,200	MainSource Financial Group, Inc.	33,768
58,200	MB Financial, Inc.	791,520
9,000	Medallion Financial Corp.	66,690
37,395	Morningstar, Inc. *	1,277,039
34,600	National Financial Partners Corp.	110,720
3,900	NBT Bancorp, Inc.	84,396
56,200	NewAlliance Bancshares, Inc.	659,788
15,800	OceanFirst Financial Corp.	161,476
16,900	Old National Bancorp — Indiana	188,773
3,700	Old Second Bancorp, Inc.	23,495
5,400	optionsXpress Holdings, Inc.	61,398
33,700	Oriental Financial Group, Inc.- Puerto Rico	164,456
3,800	Pacific Capital Bancorp	25,726
19,600	PacWest Bancorp	280,868
4,700	Park National Corp.	262,025
15,000	Patriot Capital Funding, Inc.	27,450
7,200	People’s Bancorp, Inc.	93,456
31,600	PRG-Schultz International, Inc. *	89,744
12,800	Provident Financial Services, Inc.	138,368
22,000	Provident New York Bancorp	188,100
5,000	Sanders Morris Harris Group, Inc.	19,500
15,800	Santander BanCorp — Puerto Rico	124,504
7,700	SCBT Financial Corp.	160,930
4,800	Simmons First National Corp. — Class A	120,912
9,300	Suffolk Bancorp	241,707
13,400	Sun Bancorp, Inc. — New Jersey *	69,546
9,500	SWS Group, Inc.	147,535
9,500	SY Bancorp, Inc.	230,850
4,700	TriCo Bancshares	78,678
27,600	TrustCo Bank Corp. NY	166,152
10,000	UMB Financial Corp.	424,900
5,700	Union Bankshares Corp.	78,945
20,600	United Bankshares, Inc.	355,144
4,700	Washington Trust Bancorp, Inc.	76,375
135,500	Webster Financial Corp.	575,875
3,600	WesBanco, Inc.	82,188
4,600	West Bancorp	34,270
20,900	Westamerica Bancorp	952,204
11,200	WSFS Financial Corp.	250,432

		24,310,581

	Broadcast Services/Media — 0.1%
5,800	Cox Radio, Inc. — Class A *	23,780
111,400	Emmis Communications Corp. — Class A *	43,446
21,500	Entercom Communications Corp. — Class A	23,650
31,900	Media General, Inc. — Class A	61,248
45,200	Sinclair Broadcast Group, Inc. — Class A	46,556

		198,680

	Business Services and Supplies — 5.1%
97,500	Acxiom Corp.	721,500
101,900	Arbitron, Inc.	1,529,519
59,900	Coinstar, Inc. *	1,962,324
8,200	Convergys Corp. *	66,256
1,900	Corporate Executive Board Company (The)	27,550
72,100	CSG Systems International, Inc. *	1,029,588
52,900	Deluxe Corp.	509,427
36,700	Diamond Management & Technology Consultants, Inc.	93,585
18,700	Dice Holdings, Inc. *	51,986
31,000	Fair Isaac Corp.	436,170
60,000	Hackett Group, Inc. *	121,200
29,900	Hudson Highland Group, Inc. *	33,189
67,100	MAXIMUS, Inc.	2,674,606
48,800	ModusLink Global Solutions, Inc. *	126,392
86,129	Portfolio Recovery Associates, Inc. *	2,311,702
52,400	Spherion Corp. *	108,992
20,600	TrueBlue, Inc. *	169,950
59,000	UniFirst Corp.	1,642,560
34,500	Watson Wyatt Worldwide, Inc. — Class A	1,703,265

		15,319,761

	Chemicals — 1.3%
5,700	A Schulman, Inc.	77,235

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Chemicals (continued)

4,700	Compass Minerals International, Inc.	$264,939
31,000	Innospec, Inc.	116,870
2,700	Minerals Technologies, Inc.	86,535
82,880	Olin Corp.	1,182,698
10,300	OM Group, Inc. *	198,996
24,400	Spartech Corp.	60,024
15,500	Tetra Tech, Inc. *	315,890
163,900	Zep, Inc.	1,676,697

		3,979,884

	Collectibles — 0.0%
10,300	RC2 Corp. *	54,281

	Commercial Services — 0.8%
113,400	Euronet Worldwide, Inc. *	1,481,004
20,900	TNS, Inc. *	170,962
46,600	Wright Express Corp. *	849,052

		2,501,018

	Computer Equipment, Software and Services — 4.7%
284,100	3Com Corp. *	877,869
9,100	Actuate Corp. *	27,846
85,400	Adaptec, Inc. *	204,960
29,000	Avocent Corp. *	352,060
900	Black Box Corp.	21,249
21,370	CACI International, Inc. — Class A *	779,791
87,800	CIBER, Inc. *	239,694
23,900	COMSYS IT Partners, Inc. *	52,819
65,593	DivX, Inc. *	329,933
117,000	Electronics For Imaging, Inc. *	1,146,600
30,800	Extreme Networks, Inc. *	46,816
7,600	Hutchinson Technology, Inc. *	19,760
7,600	Manhattan Associates, Inc. *	131,632
36,900	MICROS Systems, Inc. *	691,875
7,700	MTS Systems Corp.	175,175
86,160	Nuance Communications, Inc. *	935,698
84,000	Parametric Technology Corp. *	838,320
64,115	Progress Software Corp. *	1,113,036
6,800	Quest Software, Inc. *	86,224
20,500	RadiSys Corp. *	124,230
32,100	Silicon Storage Technology, Inc. *	52,965
74,300	Sybase, Inc. *	2,250,547
61,470	Sykes Enterprises, Inc. *	1,022,246
13,700	Synaptics, Inc. *	366,612
250,300	Web.com Group, Inc. *	830,996
148,745	Wind River Systems, Inc. *	951,968
134,800	Xyratex, Ltd. (Bermuda)*	296,560

		13,967,481

	Construction Services and Supplies — 1.6%
29,900	Beacon Roofing Supply, Inc. *	400,361
55,500	Beazer Homes USA, Inc. *	56,055
32,000	BlueLinx Holdings, Inc. *	83,520
71,700	Comfort Systems USA, Inc.	743,529
23,235	Granite Construction, Inc.	870,848
31,000	Hovnanian Enterprises, Inc. — Class A *	48,360
62,900	M/I Homes, Inc.	439,671
18,100	Meritage Homes Corp. *	206,702
25,600	Ryland Group, Inc. (The)	426,496
34,600	Simpson Manufacturing Company, Inc.	623,492
242,100	Standard Pacific Corp. *	213,048
38,700	Sterling Construction Company, Inc. *	690,408
3,700	Trex Company, Inc. *	28,231

		4,830,721

	Consumer Goods and Services — 2.2%
43,000	American Greetings Corp. — Class A	217,580
23,700	Blyth, Inc.	619,281
15,800	Central Garden & Pet Company — Class A *	118,816
22,100	Chattem, Inc. *	1,238,705
3,600	CSS Industries, Inc.	61,200
132,700	Helen of Troy, Ltd. (Bermuda) *	1,824,625
80,300	Herbalife, Ltd. (Cayman Islands)	1,202,894
8,000	Hooker Furniture Corp.	67,520
55,300	La-Z-Boy, Inc.	69,125
21,100	Prestige Brands Holdings, Inc. *	109,298
25,400	Regis Corp.	367,030
18,700	Revlon, Inc. — Class A *	46,376
83,800	Tempur-Pedic International, Inc.	611,740

		6,554,190

	Containers and Packaging — 0.4%
9,800	Bway Holding Company *	77,322
37,270	Greif, Inc. — Class A	1,240,718

		1,318,040

	Distribution — 1.5%
3,000	Core-Mark Holding Company, Inc. *	54,660
10,200	Houston Wire & Cable Company	79,050
139,200	LKQ Corp. *	1,986,384
69,400	United Stationers, Inc. *	1,948,752
4,700	Universal Corp.	140,624
18,300	WESCO International, Inc. *	331,596

		4,541,066

	Diversified Operations and Services — 0.8%
58,600	ESCO Technologies, Inc. *	2,267,820

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Education — 0.1%
3,800	Career Education Corp. *	$91,048
14,600	Corinthian Colleges, Inc. *	283,970

		375,018

	Electronics — 2.5%
30,550	Avnet, Inc. *	534,931
156,800	Belden CDT, Inc.	1,961,568
8,400	Benchmark Electronics, Inc. *	94,080
50,500	CTS Corp.	182,305
20,300	Cubic Corp.	514,199
77,500	Diebold, Inc.	1,654,625
82,673	LaBarge, Inc. *	691,973
48,400	Methode Electronics, Inc.	173,272
62,500	Micrel, Inc.	440,000
33,236	Multi-Fineline Electronix, Inc. *	559,694
130,800	Nam Tai Electronics, Inc. (British Virgin Islands)	486,576
22,900	Stoneridge, Inc. *	48,319
30,100	Vishay Intertechnology, Inc. *	104,748

		7,446,290

	Energy Services — 0.0%
35,400	Plug Power, Inc. *	30,798

	Engineering — 0.1%
11,000	EMCOR Group, Inc. *	188,870

	Entertainment, Leisure and Recreation — 1.4%
5,700	Ameristar Casinos, Inc.	71,706
4,900	Bally Technologies, Inc. *	90,258
35,300	Carmike Cinemas, Inc.	91,427
54,100	Choice Hotels International, Inc.	1,396,862
3,800	National CineMedia, Inc.	50,084
53,605	Netflix, Inc. *	2,300,727
13,200	Shuffle Master, Inc. *	37,884
50,500	Warner Music Group Corp. *	118,675

		4,157,623

	Environmental Waste Management and Recycling Services — 0.0%
25,000	Darling International, Inc. *	92,750

	Equipment Rental and Leasing — 0.2%
32,800	Rent-A-Center, Inc. *	635,336

	Food and Beverage — 2.5%
11,200	Cal-Maine Foods, Inc.	250,768
2,800	Coca-Cola Bottling Company Consolidated	145,740
56,500	Del Monte Foods Company	411,885
3,900	Diamond Foods, Inc.	108,927
3,800	Farmer Brothers Company	67,640
72,200	Flowers Foods, Inc.	1,695,256
19,095	JM Smucker Company (The)	711,671
11,215	Lancaster Colony Corp.	465,198
87,200	Lance, Inc.	1,815,504
30,100	Nash Finch Company	845,509
18,200	Ralcorp Holdings, Inc. *	980,616
53,600	Reddy Ice Holdings, Inc.	78,792

		7,577,506

	Insurance — 4.8%
9,500	Allied World Assurance Holdings, Ltd. (Bermuda)	361,285
124,100	American Equity Investment Life Holding Company	516,256
10,000	American Physicians Capital, Inc.	409,200
13,500	Amerisafe, Inc. *	206,820
55,700	Aspen Insurance Holdings, Ltd. (Bermuda)	1,251,022
115,100	Assured Guaranty, Ltd. (Bermuda)	779,227
138,900	Delphi Financial Group, Inc. — Class A	1,869,594
6,700	Employers Holdings, Inc.	63,918
8,200	Endurance Specialty Holdings, Ltd. (Bermuda)	204,508
7,500	FPIC Insurance Group, Inc. *	277,725
2,800	Infinity Property & Casualty Corp.	95,004
59,200	IPC Holdings, Ltd. (Bermuda)	1,600,768
59,800	Montpelier Re Holdings, Ltd. (Bermuda)	775,008
900	National Western Life Insurance Company — Class A	101,700
106,800	Platinum Underwriters Holdings, Ltd. (Bermuda)	3,028,848
15,300	PMA Capital Corp. — Class A*	63,801
20,200	Presidential Life Corp.	157,358
21,500	Reinsurance Group of America, Inc.	696,385
196,700	Universal American Financial Corp. *	1,666,049
10,900	Zenith National Insurance Corp.	262,799

		14,387,275

	Internet Services — 3.6%
109,250	comScore, Inc. *	1,320,833
53,400	Digital River, Inc. *	1,592,387
52,700	EarthLink, Inc. *	346,239
276,800	eResearchTechnology, Inc. *	1,455,968
44,025	F5 Networks, Inc. *	922,324
70,600	j2 Global Communications, Inc. *	1,545,434
36,400	Lionbridge Technologies, Inc. *	35,672
5,700	Marchex, Inc. — Class B	19,608
73,900	S1 Corp. *	380,585
2,900	Sohu.com, Inc. *	119,799
37,400	SonicWALL, Inc. *	166,804
44,900	TIBCO Software, Inc. *	263,563
133,100	United Online, Inc.	593,626

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Internet Services (continued)

83,700	ValueClick, Inc. *	$712,287
113,600	Websense, Inc. *	1,363,200

		10,838,329

	Machinery — 0.7%
26,000	Astec Industries, Inc. *	681,980
4,300	Chart Industries, Inc. *	33,884
2,700	Kadant, Inc. *	31,104
45,600	Tecumseh Products Company — Class A *	206,112
48,665	Wabtec Corp.	1,283,783

		2,236,863

	Manufacturing — 6.2%
41,200	Acuity Brands, Inc.	928,648
131,000	Albany International Corp. — Class A	1,185,550
3,800	American Woodmark Corp.	66,728
21,910	Ameron International Corp.	1,153,781
2,700	AO Smith Corp.	67,986
50,700	AptarGroup, Inc.	1,578,798
15,000	Blount International, Inc. *	69,300
2,800	Brady Corp. — Class A	49,364
38,600	Briggs & Stratton Corp.	636,900
151,000	Carlisle Companies, Inc.	2,964,130
4,000	Coherent, Inc. *	69,000
1,900	Encore Wire Corp.	40,717
71,800	EnPro Industries, Inc. *	1,227,780
33,500	Furniture Brands International, Inc.	49,245
43,000	Gibraltar Industries, Inc.	202,960
182,475	GrafTech International, Ltd. *	1,124,046
7,900	Lydall, Inc. *	23,463
44,900	Matthews International Corp. — Class A	1,293,569
115,500	Mueller Industries, Inc.	2,505,195
13,800	Mueller Water Products, Inc. — Class A	45,540
7,400	Steinway Musical Instruments, Inc. *	88,578
22,900	Sturm, Ruger & Company, Inc. *	282,357
44,200	Tredegar Corp.	721,786
16,000	Valmont Industries, Inc.	803,360
76,200	Zebra Technologies Corp. — Class A *	1,449,324

		18,628,105

	Medical Equipment, Supplies, and Services — 8.4%
85,600	American Medical Systems Holdings, Inc. *	954,440
4,700	American Service Group, Inc. *	61,100
10,700	AMN Healthcare Services, Inc. *	54,570
81,300	AmSurg Corp. *	1,288,605
900	Bio-Rad Laboratories, Inc. — Class A *	59,310
78,400	CardioNet, Inc. *	2,199,904
104,200	Centene Corp. *	1,877,684
35,600	CorVel Corp. *	719,832
4,900	Cyberonics, Inc. *	65,023
5,800	Emergency Medical Services Corp. — Class A *	182,062
56,800	Gen-Probe, Inc. *	2,588,943
38,100	Health Management Associates, Inc. — Class A *	98,298
32,800	HealthSouth Corp. *	291,264
41,100	ICU Medical, Inc. *	1,320,132
37,400	Invacare Corp.	599,522
13,100	LHC Group, Inc. *	291,868
28,300	Lincare Holdings, Inc. *	616,940
2,800	Merit Medical Systems, Inc. *	34,188
11,800	Nighthawk Radiology Holdings, Inc. *	31,860
81,100	NuVasive, Inc. *	2,544,918
23,900	Orthofix International NV (Netherlands Antilles)*	442,628
6,500	Owens & Minor, Inc.	215,345
5,900	RehabCare Group, Inc. *	102,896
573,813	RTI Biologics, Inc. *	1,635,367
113,800	SonoSite, Inc. *	2,034,744
447,449	Spectranetics Corp. (The)*	1,132,046
20,900	STERIS Corp.	486,552
181,891	TranS1, Inc. *	1,107,716
4,100	US Physical Therapy, Inc. *	39,688
142,700	Wright Medical Group, Inc. *	1,859,381

		24,936,826

	Metals and Mining — 0.4%
3,000	Hawk Corp. — Class A *	34,650
4,500	Royal Gold, Inc.	210,420
95,800	Worthington Industries, Inc.	834,418

		1,079,488

	Office Equipment, Supplies, and Services — 0.4%
220,100	Acco Brands Corp. *	215,698
6,500	Ennis, Inc.	57,590
17,700	Herman Miller, Inc.	188,682
12,200	HNI Corp.	126,880
42,000	Knoll, Inc.	257,460
47,900	Steelcase, Inc. — Class A	239,979

		1,086,289

	Oil, Coal and Gas — 3.8%
45,300	Atwood Oceanics, Inc. *	751,527
5,400	Bolt Technology Corp. *	38,394
900	CARBO Ceramics, Inc.	25,596
2,000	Chesapeake Utilities Corp.	60,960
9,300	Clayton Williams Energy, Inc. *	271,932

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

37,670	Comstock Resources, Inc. *	$1,122,566
35,900	Lufkin Industries, Inc.	1,359,892
115,300	McMoRan Exploration Company*	541,910
78,000	Natural Gas Services Group*	702,000
42,000	Newpark Resources, Inc. *	106,260
42,000	Nicor, Inc.	1,395,660
12,900	Northwest Natural Gas Company	560,118
77,400	Penn Virginia Corp.	849,852
15,500	Piedmont Natural Gas Company, Inc.	401,295
23,900	Rosetta Resources, Inc. *	118,305
13,300	SEACOR Holdings, Inc. *	775,523
15,000	Southwest Gas Corp.	316,050
40,100	VAALCO Energy, Inc. *	212,129
4,700	Western Refining, Inc.	56,118
41,200	Whiting Petroleum Corp. *	1,065,020
24,600	World Fuel Services Corp.	778,098

		11,509,205

	Paper and Forest Products — 0.6%
58,100	Buckeye Technologies, Inc. *	123,753
5,700	Clearwater Paper Corp. *	45,771
35,800	Deltic Timber Corp.	1,410,878
22,900	Glatfelter	142,896
19,300	KapStone Paper and Packaging Corp. *	47,478

		1,770,776

	Pharmaceuticals/Research and Development — 7.5%
123,280	Acorda Therapeutics, Inc. *	2,442,177
2,800	Albany Molecular Research, Inc. *	26,404
80,800	Alexion Pharmaceuticals, Inc. *	3,042,928
133,400	BioMarin Pharmaceutical, Inc. *	1,647,490
63,900	Charles River Laboratories International, Inc. *	1,738,719
45,800	DepoMed, Inc. *	108,088
55,200	Enzon Pharmaceuticals, Inc. *	335,064
130,645	Genomic Health, Inc. *	3,185,125
2,800	Matrixx Initiatives, Inc. *	45,920
34,200	Myriad Genetics, Inc. *	1,555,074
29,900	Noven Pharmaceuticals, Inc. *	283,452
56,500	Onyx Pharmaceuticals, Inc. *	1,613,075
78,200	OSI Pharmaceuticals, Inc. *	2,991,932
3,700	Par Pharmaceutical Companies, Inc. *	35,039
13,300	PharMerica Corp. *	221,312
34,800	United Therapeutics Corp. *	2,299,932
44,200	Valeant Pharmaceuticals International *	786,318

		22,358,049

	Printing and Publishing — 0.9%
133,099	Bowne & Company, Inc.	427,248
96,700	Valassis Communications, Inc. *	151,819
72,500	VistaPrint, Ltd. (Bermuda) *	1,993,025

		2,572,092

	Real Estate Investment Trusts — 4.3%
71,600	Acadia Realty Trust	759,676
11,200	Agree Realty Corp.	175,728
41,700	American Campus Communities, Inc.	723,912
15,000	American Capital Agency Corp.	256,650
72,000	Anworth Mortgage Asset Corp.	441,360
23,000	Associated Estates Realty Corp.	130,640
8,300	Brandywine Realty Trust	23,655
19,400	CapLease, Inc.	38,218
13,900	Care Investment Trust, Inc.	75,894
7,600	Cedar Shopping Centers, Inc.	13,224
4,700	Cogdell Spencer, Inc.	23,970
37,200	Education Realty Trust, Inc.	129,828
2,100	Equity Lifestyle Properties, Inc.	80,010
12,200	Equity One, Inc.	148,718
38,200	Extra Space Storage, Inc.	210,482
7,500	Hatteras Financial Corp.	187,425
26,500	Healthcare Realty Trust, Inc.	397,235
34,000	Highwoods Properties, Inc.	728,280
46,100	HRPT Properties Trust	147,059
101,100	Inland Real Estate Corp.	716,799
63,400	Investors Real Estate Trust	625,124
13,500	Kite Realty Group Trust	33,075
56,100	Lexington Realty Trust	133,518
35,800	LTC Properties, Inc.	627,932
32,700	Mack-Cali Realty Corp.	647,787
17,300	Mission West Properties, Inc.	110,720
8,200	Monmouth Real Estate Investment Corp. — Class A	54,202
19,200	National Health Investors, Inc.	515,904
67,100	OMEGA Healthcare Investors, Inc.	944,768
4,300	One Liberty Properties, Inc.	15,136
34,900	PS Business Parks, Inc.	1,286,065
80,000	Realty Income Corp.	1,505,600
45,900	Senior Housing Properties Trust	643,518
7,400	Urstadt Biddle Properties — Class A	99,308
134,600	U-Store-It Trust	271,892

		12,923,312

	Registered Investment Companies — 0.3%
161,300	Ares Capital Corp.	780,692
7,000	Harris & Harris Group, Inc. *	25,900
27,100	MCG Capital Corp.	34,688
2,900	Prospect Capital Corp.	24,708

		865,988

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Retail — 3.6%
45,090	99 Cents Only Stores*	$416,632
123,200	Big Lots, Inc. *	2,560,095
23,600	BJ’s Wholesale Club, Inc. *	754,964
128,300	Blockbuster, Inc. — Class A *	92,376
11,200	Build-A-Bear-Workshop, Inc. *	67,984
64,500	Casey’s General Stores, Inc.	1,719,570
11,200	Dillard’s, Inc. — Class A	63,840
134,000	EZCORP, Inc. — Class A *	1,550,380
73,600	Hibbett Sports, Inc. *	1,414,592
27,300	Jo-Ann Stores, Inc. *	446,082
18,800	MarineMax, Inc. *	36,848
3,600	Pantry, Inc. (The)*	63,396
73,535	PetMed Express, Inc. *	1,211,857
7,500	Sally Beauty Holdings, Inc. *	42,600
12,200	Systemax, Inc. *	157,624
6,500	Tractor Supply Company*	234,390
23,200	Zale Corp. *	45,240

		10,878,470

	Retail: Restaurants — 2.6%
10,900	AFC Enterprises, Inc. *	49,159
105,135	BJ’s Restaurants, Inc. *	1,462,428
5,900	Brinker International, Inc.	89,090
50,000	CEC Entertainment, Inc. *	1,294,000
23,400	Chipotle Mexican Grill, Inc. — Class A *	1,553,292
16,400	Cracker Barrel Old Country Store, Inc.	469,696
28,800	Denny’s Corp. *	48,096
46,300	Krispy Kreme Doughnuts, Inc. *	74,080
10,000	O’Charley’s, Inc.	30,100
26,300	Panera Bread Company — Class A *	1,470,170
25,300	Ruby Tuesday, Inc. *	73,876
122,400	Sonic Corp. *	1,226,448

		7,840,435

	Retail: Supermarkets — 0.3%
4,700	Weis Markets, Inc.	145,888
42,997	Whole Foods Market, Inc.	722,350

		868,238

	Rubber Products — 0.0%
8,500	Myers Industries, Inc.	52,190

	Semiconductors — 2.3%
80,300	Amkor Technology, Inc. *	215,204
46,200	Cirrus Logic, Inc. *	173,712
95,600	Entegris, Inc. *	82,216
46,300	Integrated Device Technology, Inc. *	210,665
37,100	Integrated Silicon Solution, Inc. *	56,021
59,600	Lattice Semiconductor Corp. *	82,248
125,590	Microsemi Corp. *	1,456,844
29,900	PMC-Sierra, Inc. *	190,762
43,000	QLogic Corp. *	478,160
6,500	Sigma Designs, Inc. *	80,860
66,300	Silicon Image, Inc. *	159,120
298,880	Skyworks Solutions, Inc. *	2,408,973
22,300	Smart Modular Technologies (WWH), Inc. (Cayman Islands) *	30,774
6,500	Teradyne, Inc. *	28,470
82,885	Tessera Technologies, Inc. *	1,108,172

		6,762,201

	Telecommunications Equipment and Services — 2.7%
17,800	ADTRAN, Inc.	288,538
5,100	Anaren, Inc. *	55,794
29,400	Anixter International, Inc. *	931,392
4,700	Applied Signal Technology, Inc.	95,081
7,300	Arris Group, Inc. *	53,801
180,500	Cincinnati Bell, Inc. *	415,150
3,800	CPI International, Inc. *	35,720
20,100	InterDigital, Inc. *	518,982
24,300	Iowa Telecommunications Services, Inc.	278,478
16,400	JDS Uniphase Corp. *	53,300
32,700	Novatel Wireless, Inc. *	183,774
58,340	NTELOS Holdings Corp.	1,058,288
16,600	Plantronics, Inc.	200,362
88,055	Polycom, Inc. *	1,355,166
5,800	Shenandoah Telecommunications Company	132,240
12,200	Symmetricom, Inc. *	42,700
91,800	Syniverse Holdings, Inc. *	1,446,768
22,500	Tekelec *	297,675
77,200	USA Mobility, Inc. *	711,012
70,300	UTStarcom, Inc. *	54,834

		8,209,055

	Transportation — 2.3%
13,900	American Commercial Lines, Inc. *	44,063
5,500	Dynamex, Inc. *	71,940
80,500	GATX Corp.	1,628,515
47,300	Genesee & Wyoming, Inc. — Class A *	1,005,125
44,700	Kirby Corp. *	1,190,808
3,900	Knightsbridge Tankers, Ltd. (Bermuda)	56,745
15,000	Marten Transport, Ltd. *	280,200
56,150	Old Dominion Freight Line, Inc. *	1,318,964
7,500	Overseas Shipholding Group, Inc.	170,025
18,100	Pacer International, Inc.	63,350
122,600	Vitran Corp., Inc. — Class A (Canada) *	644,876

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Transportation (continued)

17,200	Werner Enterprises, Inc.	$260,064

		6,734,675

	Utilities — 4.0%
48,000	Atmos Energy Corp.	1,109,760
16,200	El Paso Electric Company *	228,258
2,800	IDACORP, Inc.	65,408
35,300	ITC Holdings Corp.	1,539,786
17,600	New Jersey Resources Corp.	598,048
44,700	NorthWestern Corp.	960,156
10,300	Pike Electric Corp. *	95,275
68,400	Portland General Electric Company	1,203,156
2,100	UIL Holdings Corp.	46,872
115,400	Unisource Energy Corp.	3,253,126
81,800	Westar Energy, Inc.	1,433,954
39,500	WGL Holdings, Inc.	1,295,600

		11,829,399

	Total Common Stocks (Cost $370,899,826)	292,857,531

	Warrants — 0.0%
4,637	Krispy Kreme Doughnuts, Inc. *	46
640	Lantronix, Inc. * (14)	—

	Total Warrants (Cost $0)	46

Principal

	Short Term US Treasury Securities — 0.2%
	US Treasury Bills
$500,000	0.17%, 06/18/09 (5) (Cost $499,816)	499,816

	Total Securities (Cost $371,399,642)	293,357,393

	Repurchase Agreements — 2.2%
6,459,987	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $6,459,989 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $6,600,377) (Cost $6,459,987)	6,459,987

	Total Investments — 100.2% (Cost $377,859,629)	299,817,380
	Liabilities less other assets — (0.2)%	(572,593)

	Net Assets — 100.0%	$299,244,787

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $377,859,629.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$11,016,448
Gross unrealized depreciation	(89,058,697)

Net unrealized depreciation	$(78,042,249)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

SMALL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks — 97.7%
	Aerospace and Defense — 0.5%
24,900	Teledyne Technologies, Inc. *	$664,332

	Airlines — 1.4%
264,800	AirTran Holdings, Inc. *	1,204,840
38,600	Alaska Air Group, Inc. *	678,202

		1,883,042

	Apparel: Manufacturing and Retail — 5.7%
17,700	Abercrombie & Fitch Company — Class A	421,260
34,300	Buckle, Inc. (The)	1,095,199
38,500	Children’s Place Retail Stores, Inc. (The) *	842,765
76,700	Dress Barn, Inc. (The) *	942,643
97,500	Foot Locker, Inc.	1,021,800
20,700	Gymboree Corp. (The) *	441,945
77,152	Hot Topic, Inc. *	863,331
18,962	Jos A Bank Clothiers, Inc. *	527,333
75,700	Maidenform Brands, Inc. *	693,412
29,505	Shoe Carnival, Inc. *	305,377
38,278	Wolverine World Wide, Inc.	596,371

		7,751,436

	Automobile: Retail — 0.4%
36,612	America’s Car-Mart, Inc. *	497,557

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.6%
94,993	Amerigon, Inc. *	351,474
43,800	ATC Technology Corp. *	490,560

		842,034

	Banks and Financial Services — 3.9%
70,200	Encore Capital Group, Inc. *	318,006
5,600	First Citizens Bancshares, Inc. — Class A	738,080
51,273	Greene Bancshares, Inc.	451,202
95,400	Heckman Corp. *	459,828
37,900	Knight Capital Group, Inc. — Class A *	558,646
33,457	Pacific Capital Bancorp	226,504
21,300	Provident Financial Services, Inc.	230,253
26,700	Stifel Financial Corp. *	1,156,377
60,047	Texas Capital Bancshares, Inc. *	676,129
44,032	United Community Banks, Inc. — Georgia	183,174
21,527	Whitney Holding Corp.	246,484

		5,244,683

	Business Services and Supplies — 4.3%
156,513	CBIZ, Inc. *	1,090,896
39,600	CRA International, Inc. *	747,648
26,000	FTI Consulting, Inc. *	1,286,479
215,900	Hackett Group, Inc. *	436,118
19,700	Huron Consulting Group, Inc. *	835,871
84,157	Kforce, Inc. *	591,624
61,998	TrueBlue, Inc. *	511,484
12,000	UniFirst Corp.	334,080

		5,834,200

	Chemicals — 1.0%
65,100	Landec Corp. *	362,607
42,500	Sensient Technologies Corp.	998,750

		1,361,357

	Commercial Services — 1.1%
56,600	DynCorp International, Inc. — Class A *	754,478
16,403	Steiner Leisure, Ltd. (Bahama Islands) *	400,397
29,219	Team, Inc. *	342,447

		1,497,322

	Computer Equipment, Software and Services — 11.5%
239,700	3Com Corp. *	740,673
53,311	ACI Worldwide, Inc. *	999,581
43,300	ANSYS, Inc. *	1,086,830
99,824	Aspen Technology, Inc. *	697,770
58,400	Avocent Corp. *	708,976
154,813	Bluephoenix Solutions, Ltd. (Israel) *	297,241
25,000	CACI International, Inc. — Class A *	912,250
49,100	Compellent Technologies, Inc. *	532,735
34,200	Ebix, Inc. *	849,870
87,730	EPIQ Systems, Inc. *	1,581,772
85,198	FalconStor Software, Inc. *	203,623
18,200	ManTech International Corp. — Class A *	762,580
66,100	Omniture, Inc. *	871,859
104,254	Radiant Systems, Inc. *	459,760
13,931	RadiSys Corp. *	84,422
153,000	Soapstone Networks, Inc. *	547,740
44,700	Solera Holdings, Inc. *	1,107,666
34,670	Sybase, Inc. *	1,050,154
37,700	Synaptics, Inc. *	1,008,852
47,500	Tyler Technologies, Inc. *	694,925
29,200	Ultimate Software Group, Inc. (The) *	503,992

		15,703,271

	Construction Services and Supplies — 1.2%
20,600	Beacon Roofing Supply, Inc. *	275,834
76,691	Furmanite Corp. *	238,509
42,774	Integrated Electrical Services, Inc. *	390,099
36,900	Simpson Manufacturing Company, Inc.	664,938

		1,569,380

See notes to portfolios of investments.

SMALL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Consumer Goods and Services — 1.7%
10,333	Chattem, Inc. *	$579,165
44,900	Helen of Troy, Ltd. (Bermuda) *	617,375
84,200	Jarden Corp. *	1,066,814

		2,263,354

	Containers and Packaging — 1.1%
28,600	Rock-Tenn Company — Class A	773,630
14,200	Silgan Holdings, Inc.	746,068

		1,519,698

	Distribution — 0.3%
34,300	Pool Corp.	459,620

	Education — 2.6%
14,631	American Public Education, Inc. *	615,380
16,200	Capella Education Company*	858,600
49,700	Career Education Corp. *	1,190,812
133,800	ChinaCast Education Corp. *	454,920
35,300	Universal Technical Institute, Inc. *	423,600

		3,543,312

	Electrical Equipment — 0.9%
683,775	Capstone Turbine Corp. *	492,318
40,020	Greatbatch, Inc. *	774,387

		1,266,705

	Electronics — 1.4%
29,900	Diebold, Inc.	638,365
55,700	EnerSys *	675,084
19,948	NVE Corp. *	574,702

		1,888,151

	Engineering — 1.1%
26,358	EMCOR Group, Inc. *	452,567
26,574	Stanley, Inc. *	674,714
15,100	VSE Corp.	403,170

		1,530,451

	Environmental Waste Management and Recycling Services — 1.6%
16,800	Clean Harbors, Inc. *	806,400
72,204	EnergySolutions	624,565
27,600	Waste Connections, Inc. *	709,320

		2,140,285

	Equipment Rental and Leasing — 0.6%
32,370	Aaron Rents, Inc.	862,984

	Food and Beverage — 1.3%
33,730	Central European Distribution Corp. *	362,935
82,674	Chiquita Brands International, Inc. *	548,129
36,100	Flowers Foods, Inc.	847,627

		1,758,691

	Insurance — 1.7%
16,800	Infinity Property & Casualty Corp.	570,024
38,500	IPC Holdings, Ltd. (Bermuda)	1,041,040
30,600	Tower Group, Inc.	753,678

		2,364,742

	Internet Services — 5.2%
277,200	Art Technology Group, Inc. *	706,860
101,149	CyberSource Corp. *	1,498,016
40,500	F5 Networks, Inc. *	848,475
151,386	GigaMedia, Ltd. (Singapore)*	835,651
232,123	Move, Inc. *	336,578
34,000	NetEase.com, Inc. (ADR) (Cayman Islands)*	912,900
15,622	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands) *	617,538
147,100	TeleCommunications Systems, Inc. — Class A *	1,348,907

		7,104,925

	Machinery — 0.3%
99,800	Flow International Corp. *	161,676
32,994	PMFG, Inc. *	259,993

		421,669

	Manufacturing — 1.6%
17,800	AptarGroup, Inc.	554,292
23,700	EnPro Industries, Inc. *	405,270
105,000	GrafTech International, Ltd. *	646,800
29,780	II-VI, Inc. *	511,620

		2,117,982

	Medical Equipment, Supplies, and Services — 9.9%
103,905	American Medical Systems Holdings, Inc. *	1,158,541
230,654	Bruker BioSciences Corp. *	1,420,829
105,212	Celera Corp. *	802,768
55,955	Cross Country Healthcare, Inc. *	366,505
94,648	CryoLife, Inc. *	490,277
19,000	Emergency Medical Services Corp. — Class A *	596,410
30,600	Ensign Group, Inc.	473,076
12,000	Haemonetics Corp. *	660,960
55,700	ICON PLC (ADR) (Ireland)*	899,555
19,700	ICU Medical, Inc. *	632,764
86,600	inVentiv Health, Inc. *	706,656
68,831	IRIS International, Inc. *	793,621
18,987	LHC Group, Inc. *	423,030
23,100	Luminex Corp. *	418,572
9,700	Neogen Corp. *	211,751
20,474	Psychiatric Solutions, Inc. *	322,056
29,100	STERIS Corp.	677,448
70,491	Synovis Life Technologies, Inc. *	975,595

See notes to portfolios of investments.

SMALL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)

52,664	US Physical Therapy, Inc. *	$509,788
43,600	VNUS Medical Technologies*	927,372

		13,467,574

	Metals and Mining — 0.6%
67,400	AK Steel Holding Corp.	479,888
21,800	Olympic Steel, Inc.	330,706

		810,594

	Oil, Coal and Gas — 5.3%
38,263	Arena Resources, Inc. *	974,941
38,961	Bill Barrett Corp. *	866,493
305,232	Cano Petroleum, Inc. *	131,250
9,900	Comstock Resources, Inc. *	295,020
11,100	Core Laboratories NV (the Netherlands)	812,076
102,700	EXCO Resources, Inc. *	1,026,999
33,372	Gulf Island Fabrication, Inc.	267,310
113,253	Hercules Offshore, Inc. *	178,940
29,547	Hornbeck Offshore Services, Inc. *	450,296
47,208	Natural Gas Services Group*	424,872
198,691	North American Energy Partners, Inc. (Canada) *	606,008
38,000	Oil States International, Inc. *	509,960
19,900	Penn Virginia Corp.	218,502
40,557	T-3 Energy Services, Inc. *	477,761

		7,240,428

	Pharmaceuticals/Research and Development — 5.5%
61,899	Albany Molecular Research, Inc. *	583,708
33,500	Alexion Pharmaceuticals, Inc. *	1,261,610
48,400	Alnylam Pharmaceuticals, Inc. *	921,536
40,700	Cubist Pharmaceuticals, Inc. *	665,852
22,164	Exponent, Inc. *	561,414
25,200	Myriad Genetics, Inc. *	1,145,844
75,109	Oculus Innovative Sciences, Inc. *	94,637
56,600	PAREXEL International Corp. *	550,718
59,200	Questcor Pharmaceuticals, Inc. *	291,264
10,300	United Therapeutics Corp. *	680,727
181,049	VIVUS, Inc. *	782,132

		7,539,442

	Printing and Publishing — 0.8%
76,900	Dolan Media Company*	605,203
18,800	VistaPrint, Ltd. (Bermuda) *	516,812

		1,122,015

	Real Estate Investment Trusts — 0.2%
14,700	Entertainment Properties Trust	231,672

	Registered Investment Companies — 1.0%
29,500	iShares Russell 2000 Growth Index Fund	1,356,410

	Retail — 2.1%
49,700	Conn’s, Inc. *	697,788
66,000	First Cash Financial Services, Inc. *	984,720
14,700	Hibbett Sports, Inc. *	282,534
47,600	Pantry, Inc. (The) *	838,236

		2,803,278

	Retail: Restaurants — 2.8%
47,200	BJ’s Restaurants, Inc. *	656,552
29,000	Bob Evans Farms, Inc.	650,180
22,125	Buffalo Wild Wings, Inc. *	809,333
15,100	Jack in the Box, Inc. *	351,679
31,500	PF Chang’s China Bistro, Inc. *	720,720
34,900	Red Robin Gourmet Burgers, Inc. *	615,287

		3,803,751

	Security Service and Devices — 0.9%
105,200	Cogent, Inc. *	1,251,880

	Semiconductors — 4.6%
123,977	Advanced Analogic Technologies, Inc. *	446,317
242,400	ANADIGICS, Inc. *	501,768
43,548	Monolithic Power Systems, Inc. *	674,994
21,900	Netlogic Microsystems, Inc. *	601,812
224,700	O2Micro International, Ltd. (ADR) (Cayman Islands) *	768,474
178,500	PMC-Sierra, Inc. *	1,138,830
81,100	Semtech Corp. *	1,082,685
199,100	Silicon Motion Technology Corp. (ADR) (Cayman Islands) *	553,498
54,885	Zoran Corp. *	482,988

		6,251,366

	Telecommunications Equipment and Services — 7.2%
48,400	ADTRAN, Inc.	784,564
39,920	Comtech Telecommunications Corp. *	988,818
30,662	EMS Technologies, Inc. *	535,359
28,578	General Cable Corp. *	566,416
59,715	GeoEye, Inc. *	1,179,371
111,600	Globecomm Systems, Inc. *	646,164
20,500	Neutral Tandem, Inc. *	504,505
50,663	NICE — Systems, Ltd. (ADR) (Israel)*	1,259,482
91,000	Novatel Wireless, Inc. *	511,420
72,500	Oplink Communications, Inc. *	558,250
112,200	SeaChange International, Inc. *	641,784
36,247	Starent Networks Corp. *	573,065
15,200	Syniverse Holdings, Inc. *	239,552

See notes to portfolios of investments.

SMALL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Telecommunications Equipment and Services (continued)

64,300	Tekelec *	$850,689

		9,839,439

	Toys — 0.4%
38,900	JAKKS Pacific, Inc. *	480,415

	Transportation — 3.0%
33,538	Arkansas Best Corp.	637,893
109,863	Celadon Group, Inc. *	609,740
102,753	Excel Maritime Carriers, Ltd. (Liberia)	464,444
17,800	Genco Shipping & Trading, Ltd. (Marshall Islands)	219,652
49,600	Heartland Express, Inc.	734,575
27,666	Hub Group, Inc. — Class A *	470,322
31,600	Kansas City Southern*	401,636
26,400	Marten Transport, Ltd. *	493,152

		4,031,414

	Utilities — 0.4%
39,100	Avista Corp.	538,798

	Total Common Stocks (Cost $177,130,219)	132,859,659

	Warrants — 0.0%
141	Krispy Kreme Doughnuts, Inc. * (Cost $0)	1

	Total Securities (Cost $177,130,219)	132,859,660

Principal

	Repurchase Agreements — 1.2%
$1,605,581	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $1,605,581 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $1,638,852) (Cost $1,605,581)	1,605,581

	Total Investments — 98.9% (Cost $178,735,800)	134,465,241
	Other assets less liabilities — 1.1%	1,515,732

	Net Assets — 100.0%	$135,980,973

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $178,735,800.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$7,012,251
Gross unrealized depreciation	(51,282,810)

Net unrealized depreciation	$(44,270,559)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares		Value	Country

	Common Stocks — 96.3%
	Aerospace and Defense — 0.5%
347,400	Empresa Brasileira de Aeronautica SA (ADR)	$4,609,998	BRA

	Agriculture — 1.0%
105,900	Potash Corp. of Saskatchewan, Inc.	8,557,779	CDA

	Apparel: Manufacturing and Retail — 2.8%
633,858	Hennes & Maurtiz AB- Class B	23,763,425	SWE

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 2.2%
608,900	Toyota Motor Corp.	19,341,016	JPN

	Banks and Financial Services — 10.5%
308,815	BNP Paribas SA	12,740,634	FRA
6,790,500	China Merchants Bank Company, Ltd. — Class H	11,831,382	CHN
1,565,600	Hong Kong Exchanges & Clearing, Ltd.	14,775,287	HNG
375,127	Julius Baer Holding AG	9,217,180	SWI
726,299	National Bank of Greece SA	11,032,169	GRC
796,700	Redecard SA	9,633,553	BRA
1,743,152	Standard Chartered PLC	21,645,268	BRI

		90,875,473

	Broadcast Services/Media — 3.4%
1,487,410	British Sky Broadcasting Group PLC	9,231,913	BRI
861,500	Rogers Communications, Inc. — Class B	19,849,758	CDA

		29,081,671

	Chemicals — 1.9%
101,646	Air Liquide SA	8,265,691	FRA
15,962	Givaudan SA	8,261,816	SWI

		16,527,507

	Computer Equipment, Software and Services — 4.1%
644,187	Logitech International SA *	6,666,086	SWI
826,761	SAP AG	28,909,472	GER

		35,575,558

	Consumer Goods and Services — 6.9%
597,116	British American Tobacco PLC	13,793,903	BRI
351,033	LVMH Moet Hennessy Louis Vuitton SA	22,027,888	FRA
632,791	Reckitt Benckiser Group PLC	23,742,125	BRI

		59,563,916

	Energy Services — 2.1%
420,053	Vestas Wind Systems A/S *	18,453,002	DEN

	Entertainment, Leisure and Recreation — 3.0%
881,498	Carnival PLC	20,019,855	BRI
223,414	Greek Organisation of Football Prognostics SA	5,905,816	GRC

		25,925,671

	Food and Beverage — 7.3%
442,770	Groupe Danone	21,546,735	FRA
922,154	Nestle SA	31,154,388	SWI
661,156	SABMiller PLC	9,830,520	BRI

		62,531,643

	Insurance — 4.3%
858,024	AXA SA	10,298,382	FRA
8,102,000	China Life Insurance Company, Ltd.	26,647,576	CHN

		36,945,958

	Internet Services — 1.2%
56,600	Baidu, Inc. (ADR) *	9,995,560	CAY

	Machinery — 0.7%
553,800	Komatsu, Ltd.	6,128,772	JPN

	Manufacturing — 1.6%
207,594	FANUC, Ltd.	14,198,811	JPN

	Medical Equipment, Supplies, and Services — 3.6%
116,100	Covidien, Ltd.	3,859,164	BER
251,700	Fresenius Medical Care AG & Company	9,767,091	GER
2,849,355	Smith & Nephew PLC	17,735,613	BRI

		31,361,868

	Oil, Coal and Gas — 2.3%
310,200	Canadian Natural Resources, Ltd.	12,033,536	CDA
201,000	Schlumberger, Ltd.	8,164,620	ANT

		20,198,156

	Pharmaceuticals/Research and Development — 13.3%
380,871	Novartis AG	14,409,708	SWI
708,249	Novo Nordisk A/S — Class B	33,957,622	DEN
180,192	Roche Holding AG	24,731,380	SWI
926,800	Teva Pharmaceutical Industries, Ltd. (ADR)	41,752,340	ISR

		114,851,050

	Retail — 1.8%
6,525,500	Wal-Mart de Mexico SAB de CV	15,234,612	MEX

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)

	Semiconductors — 1.1%
6,334,243	ARM Holdings PLC	$9,283,250	BRI

	Telecommunications Equipment and Services — 14.1%
592,100	Amdocs, Ltd. *	10,965,692	BRI
392,200	America Movil SAB de CV — Series L (ADR)	10,620,776	MEX
1,872,000	China Mobile, Ltd.	16,306,834	HNG
655,283	France Telecom SA	14,938,583	FRA
1,501,992	Nokia Oyj	17,566,423	FIN
1,094,473	Telefonica SA	21,825,229	SPA
2,289,117	Turkcell Iletisim Hizmetleri AS	11,213,350	TUR
1,015,000	Vodafone Group PLC (ADR)	17,681,300	BRI

		121,118,187

	Toys — 2.4%
70,800	Nintendo Company, Ltd.	20,711,253	JPN

	Transportation — 1.9%
445,800	Canadian National Railway Company	15,982,043	CDA

	Utilities — 2.3%
376,313	E.ON AG	10,436,701	GER
476,096	Fortum Oyj	9,068,475	FIN

		19,505,176

	Total Common Stocks (Cost $967,221,654)	830,321,355

Principal

	Repurchase Agreements — 4.5%
$38,476,673	With State Street Bank and Trust, dated 03/31/09, 0.01%, due 04/01/09, repurchase proceeds at maturity $38,476,684 (Collateralized by US Treasury Bill, 0.24%, due 07/30/09, with a value of $39,247,508) (Cost $38,476,673)	38,476,673	USA

	Total Investments — 100.8% (Cost $1,005,698,327)	868,798,028
	Liabilities less other assets — (0.8)%	(7,049,506)

	Net Assets — 100.0%	$861,748,522

The aggregate cost of securities for federal income tax purposes at March 31, 2009 is $1,005,698,327.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$5,524,441
Gross unrealized depreciation	(142,424,740)

Net unrealized depreciation	$(136,900,299)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Percent of Total
Country Composition	Investments at Value

Bermuda (BER)	0.44%
Brazil (BRA)	1.64
Canada (CDA)	6.49
Cayman Islands (CAY)	1.15
China (CHN)	4.43
Denmark (DEN)	6.03
Finland (FIN)	3.07
France (FRA)	10.34
Germany (GER)	5.65
Greece (GRC)	1.95
Hong Kong (HNG)	3.58
Israel (ISR)	4.81
Japan (JPN)	6.95
Mexico (MEX)	2.98
Netherlands Antilles (ANT)	0.94
Spain (SPA)	2.51
Sweden (SWE)	2.74
Switzerland (SWI)	10.87
Turkey (TUR)	1.29
United Kingdom (BRI)	17.71
United States (USA)	4.43

Total Percentage	100.00%

See notes to portfolios of investments.

TRANSAMERICA PARTNERS PORTFOLIOS

SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS
March 31, 2009
(Unaudited)

Footnotes:

*	Non-income producing security.
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempts from registration, normally to qualified institutional buyers.

1)	Variable rate security. The rate shown was in effect at March 31, 2009.
2)	Quarterly reset provision. The rate shown was in effect at March 31, 2009.
3)	Monthly reset provision. The rate shown was in effect at March 31, 2009.
4)	Security is segregated as collateral for written options.
5)	Security is segregated as initial margin for futures contracts.
6)	Security is segregated as collateral for swap contracts and/or for swaptions.
7)	Represents a zero coupon bond which will convert to an interest bearing security at a later date.
8)	Security has been deemed illiquid pursuant to procedures approved by the Advisor and may be difficult to sell.
9)	Bond is in default.
10)	Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at March 31, 2009.
11)	Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate (“LIBOR”). The rate shown was in effect at March 31, 2009.
12)	PIK (“Payment-In-Kind”) bond. These bonds pay interest in the form of additional bonds.
13)	Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.
14)	Fair valued at March 31, 2009.
Following are the market values (as determined by fair valuation) and the corresponding percentage of Portfolio net assets of all fair valued securities at March 31, 2009.

Series	Market Value	Percentage

Total Return Bond	$186,000	0.07%
High Yield Bond	3,904,398	0.89
Balanced	55,025	0.04
Small Core	—	—

International Equity — The value and percentage based upon Portfolio net assets of the investments that apply the fair valuation policy as described in Note 2A of the Notes to Portfolios of Investments are $640,022,378 and 77.92%, respectively.

15)	Principal amount for this security is denominated in British Pound Sterling.
16)	Principal amount for this security is denominated in Euros.

Abbreviations:
ADR	American Depository Receipt.
HB	High Coupon Bonds (a.k.a “IO-ettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities generally exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
REG S	Security is sold under Regulation S of the Securities Act of 1933, which governs offers and sales outside the US without registration under the Securities Act of 1933. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
TBA	To be announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

• Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis, except the International Equity Portfolio.

 • Securities designated as Supra National jurisdictions are represented by an international organization, or union, whereby member states transcend national boundaries or interests to share in the decision-making and vote on issues pertaining to the wider grouping.

 • Fixed income securities designated as “perpetual” are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.

• Footnotes and abbreviations may or may not appear in each portfolio of investments.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS
(Unaudited)

1. Organization and Business

Transamerica Partners Portfolios (the “Series Portfolio”), a series trust organized on September 1, 1993 under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: Money Market Portfolio, High Quality Bond Portfolio, Inflation-Protected Securities Portfolio, Core Bond Portfolio, Total Return Bond Portfolio, High Yield Bond Portfolio, Balanced Portfolio, Large Value Portfolio, Value Portfolio, Large Core Portfolio, Large Growth Portfolio, Growth Portfolio, Mid Value Portfolio, Mid Growth Portfolio, Small Value Portfolio, Small Core Portfolio, Small Growth Portfolio, and International Equity Portfolio (each a “Series”). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

The investment objectives of each Series are as follows:

Money Market — The Series’ goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.

High Quality Bond — The Series’ goal is to provide a high risk-adjusted return while focusing on the preservation of capital.

Inflation-Protected Securities — The Series’ goal is to seek maximum real return consistent with the preservation of capital.

Core Bond — The Series’ goal is to achieve maximum total return.

Total Return Bond — The Series’ goal is to maximize long-term total return.

High Yield Bond — The Series’ goal is to provide a high level of current income.

Balanced — The Series’ goal is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.

Large Value — The Series’ goal is to provide long-term capital appreciation through investment in a diversified portfolio of common stocks of large-capitalization companies. Current income is a secondary goal.

Value — The Series’ goal is to provide capital appreciation. Dividend income is a secondary goal.

Large Core — The Series’ goal is to provide capital appreciation and current income.

Large Growth — The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

Growth — The Series’ goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.

Mid Value — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Mid Growth — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Small Value — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Small Core — The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

1. Organization and Business (continued)

Small Growth — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

International Equity — The Series’ goal is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.

2. Significant Accounting Policies

A. Security Valuation:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the official closing price or last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds and warrants are valued at the last available bid prices by an independent pricing service. Option contracts that are traded on commodities or securities exchanges are normally valued at the last mean price on the exchange on which they are traded; if mean prices are not available, the bid price will be used. If neither mean nor bid prices are available, a broker quote will be obtained. Futures contracts traded on commodities or securities exchanges are normally valued at the last closing price on the exchange on which they are traded. If last closing price is not available for futures contracts, a broker quote will be obtained. Swap agreements are normally valued by an independent pricing service. If the independent pricing service is not able to value a swap contract, that contract will be valued at bid price. If bid is not available, a broker quote will be obtained. When valuations are not readily available, securities will be valued at their fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee, under the supervision of the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.

Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, all Series apply fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Series’ investment advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value each day.

The Series adopted the Financial Accounting Standards Board (“FASB”) Standard No. 157, “Fair Value Measurements” (“FAS 157”) on January 1, 2008. FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to funds.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Various inputs are used in determining the value of each Series’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Series’ net assets as of March 31, 2009:

	Investments in Securities				Other Financial Instruments*
				Total Investments in
				Securities (Net of
				Call and Put
Series	Level 1	Level 2	Level 3	Options Written)	Level 1	Level 2	Level 3

Money Market	$—	$1,339,204,092	$—	$1,339,204,092	$—	$—	$—
High Quality	—	393,215,613	—	393,215,613	—	—	—
Inflation-Protected Securities	—	363,013,122	—	363,013,122	—	(179,694)	—
Core Bond	—	1,505,888,747	—	1,505,888,747	—	35,355,872	—
Total Return Bond	111,347	293,116,658	186,000	293,414,005	—	446,145	—
High Yield	2,230,485	427,314,516	3,367,250	432,912,251	—	—	—
Balanced	84,263,287	62,362,034	55,025	146,680,346	—	220,943	—
Large Value	1,093,903,531	47,524,162	—	1,141,427,693	—	—	—
Value	46,661,630	358,024	—	47,019,654	—	—	—
Large Core	223,789,921	4,874,767	—	228,664,688	—	(20,901)	—
Large Growth	966,800,062	41,267,681	—	1,008,067,743	—	4,092	—
Growth	165,438,762	3,160,934	—	168,599,696	—	—	—
Mid Value	539,747,500	24,214,898	—	563,962,398	—	—	—
Mid Growth	208,752,706	1,952,633	—	210,705,339	—	—	—
Small Value	121,143,261	2,674,646	—	123,817,907	—	—	—
Small Core	292,857,531	6,959,849	—	299,817,380	—	111,004	—
Small Growth	132,859,659	1,605,582	—	134,465,241	—	—	—
International Equity	190,298,977	678,499,051	—	868,798,028	—	(445,737)	—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that represents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

In accordance with this requirement, the following reconciliation is provided for the applicable Series for the period ended March 31, 2009:

	Beginning Balance						Ending Balance
	of Investments,	New	Accrued		Total Unrealized		of Investments
	at Value	Purchases/	Discounts/	Total Realized	Appreciation/	Net Transfers In/	at Value
Series	at 12/31/08	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 03/31/09

Total Return Bond	$1,965,661	$—	$5,491	$—	$36,509	$(1,821,661)	$186,000
High Yield Bond	4,781,249	(249,351)	5,583	11,572	(1,181,803)	—	3,367,250
Balanced	937,784	—	6,450	—	5,975	(895,184)	55,025

B. Repurchase Agreements:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series’ investment advisor, subject to the seller’s agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

C. Foreign Currency Translation:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

None of the Series isolates realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series’ books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.

D. Foreign Currency Forward, Spot, and Cross Currency Contracts:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts, spot, and cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those Series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward, spot, or cross currency contract fluctuates with

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

changes in forward currency exchange rates. Foreign currency forward, spot, and cross currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward, spot, or cross currency contract is extinguished, through delivery or by entering into another offsetting foreign currency forward, spot, or cross currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

As of March 31, 2009, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Large Growth Series, and International Equity Series each had outstanding foreign currency forward contracts as listed in Note 3.

E. Written Options:

Each Series, with the exception of the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are settled for cash and subject the Series to unknown risk of loss. The Series, however, are not subject to credit risk on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

Transactions in options written for the period ended March 31, 2009 were as follows:

	Core Bond		Total Return Bond
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums

Written call options outstanding at December 31, 2008	55,600,000	$2,789,320	364	$299,434
Call options written	16,400,000	787, 200	106	85,648
Call options terminated in closing purchase transactions	—	—	(437)	(358,418)
Call options expired	—	—	—	—

Written call options outstanding at March 31, 2009	72,000,000	$3,576,520	33	$26,664

Written put options outstanding at December 31, 2008	55,600,000	$2,789,320	496	$490,812
Put options written	16,400,000	787,200	330	409,390
Put options terminated in closing purchase transactions			(773)	(725,659)
Put options expired	—	—	—	—

Written put options outstanding at March 31, 2009	72,000,000	$3,576,520	53	$174,543

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

	Balanced
	Number of
	Contracts	Premiums

Written call options outstanding at December 31, 2008	106	$86,010
Call options written	21	16,968
Call options terminated in closing purchase transactions	(115)	(93,195)
Call options expired	—	—

Written call options outstanding at March 31, 2009	12	$9,783

Written put options outstanding at December 31, 2008	122	$119,957
Put options written	69	85,080
Put options terminated in closing purchase transactions	(180)	(168,868)
Put options expired	—	—

Written put options outstanding at March 31, 2009	11	$36,169

F. Futures Contracts:

Each Series, with the exception of the Money Market Series, may enter into futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts on exchanges or boards of trade. In that case, the exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series’ credit risk is limited to failure of the exchange or board of trade.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Open futures contracts as of March 31, 2009:

					Net Unrealized
	Number of			Value as of	Appreciation/
Series	Contracts	Description	Expiration Date	March 31, 2009	(Depreciation)

Inflation - Protected Securities	58 Long	Euro Bund Future	June 2009	$9,588,426	$8,998
	39 Long	Long Gilt Future	June 2009	6,894,727	98,255
	69 Long	US Treasury Note 2 Year Future	June 2009	15,034,453	88,275
	104 Long	US Treasury Note 10 Year Future	June 2009	12,904,125	61,954
	73 Short	US Long Bond Future	June 2009	9,468,328	(167,096)
	198 Short	US Treasury Note 5 Year Future	June 2009	23,515,594	(361,768)

					$(271,382)

Core Bond	55 Long	Euro Bund Future	June 2009	$9,092,473	$87,355
	142 Long	Long Gilt Future	June 2009	25,103,877	404,739
	789 Long	US Long Bond Future	June 2009	102,335,766	3,843,026
	199 Long	US Treasury Note 10 Year Future	June 2009	24,691,547	254,930
	101 Short	90 Day Euro Future	June 2009	24,972,250	(473,746)
	101 Short	90 Day Euro Future	June 2010	24,882,612	(584,219)
	283 Short	US Treasury Note 2 Year Future	June 2009	61,663,047	(110,185)
	232 Short	US Treasury Note 5 Year Future	June 2009	27,553,625	(185,386)

					$3,236,514

Total Return Bond	43 Long	Euro Bund Future	June 2009	$7,108,661	$45,327
	12 Long	US Long Bond Future	June 2009	1,556,437	61,032
	59 Long	US Treasury Note 2 Year Future	June 2009	12,855,547	57,094
	147 Long	US Treasury Note 10 Year Future	June 2009	18,239,484	318,760
	31 Short	US Treasury Note 5 Year Future	June 2009	3,681,734	(55,592)

					$426,621

Balanced	9 Long	Euro Bund Future	June 2009	$1,487,859	$9,548
	5 Long	90 Day Euro Future	June 2009	1,236,250	34,850
	5 Long	90 Day Euro Future	September 2009	1,236,312	36,600
	48 Long	S&P 500 Emini Future	June 2009	1,907,520	97,929
	5 Long	US Long Bond Future	June 2009	648,516	25,313
	31 Long	US Treasury Note 2 Year Future	June 2009	6,754,609	29,767
	41 Long	US Treasury Note 10 Year Future	June 2009	5,087,203	101,112
	81 Short	US Treasury Note 5 Year Future	June 2009	9,620,016	(135,849)

					$199,270

Large Core	5 Long	NASDAQ 100 Future	June 2009	$618,750	$(4,020)
	8 Long	S&P 500 Future	June 2009	1,589,600	(16,881)

					$(20,901)

Small Core	46 Long	Russell 2000 Future	June 2009	$1,937,980	$111,004

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

The Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Large Core Series, and Small Core Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series’ Portfolio of Investments. In addition, the Total Return Bond Series has segregated $1,992,027 of cash, and the Balanced Series has segregated $800,004 of cash as collateral for their respective open futures contracts.

G.	Swap Agreements:

Each Series, with the exception of the Money Market Series, may engage in various swap transactions including interest rate, currency exchange rate, equity index, credit default and total return swap agreements, for hedging purposes, or as alternatives to direct investments.

An interest rate swap involves a Series and another party, and each agrees to exchange interest earned with respect to a notional amount of principal. An interest rate swap typically involves the exchange of a fixed rate payment for a floating rate payment. A currency rate swap involves two parties who agree to sell each other a foreign currency and commit to exchanging the principal amount at a specified future date. An equity index swap represents an exchange of cash flow streams, one typically based on a reference interest rate; the other on the performance of a stock or stock market index. A credit default swap involves the payment of a premium by a buyer for protection against a specified credit risk or event, such as default. Should a default occur, the protection seller can either accept delivery of the defaulted security or pay the buyer a cash settlement. If a Series is a protection buyer and no event occurs, the Series may receive or recover nothing. If a Series is a protection seller it will receive premium payments (if there is no event) and generally receives an upfront payment as well. A Series will only enter into credit default swaps with parties that meet certain levels of creditworthiness as assessed by the subadvisor. In a total return swap, one party receives interest payments on a referenced asset or index plus any capital gains or losses over the payment period, while the other receives a specified cash flow based on the same notional amount.

Swaps can expose a Series to credit or market risk due to unfavorable changes in interest rates or a change in value of underlying securities or indices. In addition, there is a possibility that there will not be a liquid market for the agreements, or that a counterparty may default on its obligation.

Contracts are marked-to-market daily based on valuations supplied by a dealer or broker. Changes in value, including accruals of periodic amounts of interest to be paid or received on swaps, are reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

From time to time, a Series will receive short term, highly liquid investments as collateral pledged for various swap agreements from brokers.

During the period ended March 31, 2009, the Inflation-Protected Securities Series and Core Bond Series entered into interest rate swaps and credit default swaps.

Outstanding swap agreements as of March 31, 2009:

Inflation-Protected Securities

Interest Rate Swaps:

	Payments Made	Payments Received	Termination	Notional
Swap Counterparty	by the Series	by the Series	Date	Amount	Value

Deutsche Bank AG	3 month LIBOR	1.60% semi-annual	02/04/11	$20,200,000	$90,310

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Core Bond Series

Interest Rate Swaps:

	Payments Made	Payments Received	Termination	Notional
Swap Counterparty	by the Series	by the Series	Date	Amount	Value

Citigroup Global Markets	3 month LIBOR	5.27% semi-annual	08/06/12	$74,800,000	$8,875,507
Citigroup Global Markets	5.31% semi-annual	3 month LIBOR	10/16/17	14,900,000	(3,261,820)
Citigroup Global Markets	2.53% semi-annual	3 month LIBOR	03/16/14	30,600,000	(472,104)
Deutsche Bank AG	2.63% semi-annual	3 month LIBOR	03/12/14	99,500,000	(2,004,522)
Goldman Sachs Capital Markets, LP	3 month LIBOR	5.50% semi-annual	07/12/12	220,000,000	28,126,721
Morgan Stanley Capital Services, Inc.	3 month LIBOR	1.54% semi-annual	01/16/12	46,000,000	(67,091)

					$31,196,691

Credit Default Swaps on Corporate and Sovereign Issues- Buy Protection(1):

	Payments		Implied Credit			Upfront
Swap Counterparty/	Payable by	Termination	Spread as of	Notional		Premiums
Reference Obligation	the Series	Date	03/31/09(2)	Amount(3)	Value	(Paid)/Received(4)
Citigroup Global Markets, NA, New York:
Expedia, Inc., 7.46%, 08/15/18	5.00% annual	09/20/13	4.82%	$2,525,000	$(28,692)	$—
Expedia, Inc., 7.46%, 08/15/18	5.00% annual	09/20/13	4.82	840,000	(9,545)	—

Goldman Sachs Bank, USA:
Expedia, Inc., 7.46%, 08/15/18	5.18% annual	09/20/13	4.82	2,200,000	(37,695)	—
First Data Corp., 9.88%, 09/24/15	5.00% annual	12/20/15	11.81	750,000	190,629	—
Hertz Corp. (The), 8.88%, 01/01/14	5.00% annual	03/20/14	14.06	750,000	199,966	—
Hertz Corp. (The), 8.88%, 01/01/14	5.00% annual	03/20/14	14.06	675,000	181,746	—
Huntsman International LLC, 7.38%, 01/01/15	5.00% annual	12/20/14	18.09	1,500,000	530,735	—
Huntsman International LLC, 7.38%, 01/01/15	5.00% annual	03/20/15	17.91	755,000	266,623	—

					$1,293,767	$—

(1)	If the Series is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comparising the referenced index.
(2)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	The maximum potential amount the Series could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Upfront premiums, if any, generally relate to payments made or received at the initiation of the agreement in lieu of all or a portion of future periodic payments.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

H.	Short Sales:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series’ obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

I.	Dollar Rolls:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA’s) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series maintains liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price or those securities.

J.	Loan Participations/Assignments:

Each Series, with the exception of the Money Market Series, may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Series to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Series assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries. The Series may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Series may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, a Series has direct recourse against the corporate borrowers, the Series may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

K.	Restricted and Illiquid Securities:

Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

As of March 31, 2009 the Series had no investments in restricted securities other than 144A issues.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

The following is the value and percentage of net assets of illiquid securities as of March 31, 2009:

Series	Amount	Percentage

Core Bond	$1,687,517	0.11%
Total Return Bond	268,625	0.10
High Yield Bond	8,632,857	1.97
Balanced	452,717	0.33
Small Value	4,124,313	3.33

L.	Securities Lending

Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

During the term of the loan, a Series receives payments from borrowers equivalent to the dividends, interest, and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.

Any compensation (net of related expenses) received by a Series for lending its securities, as described above, is reported on its respective Statement of Operations. This includes interest income on short-term investments purchased with cash collateral received.

At March 31, 2009, none of the Series had any securities on loan.

M.	Recent Accounting Pronouncements:

FASB issued Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance, and cash flows. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact on the Series’ Financial Statements.

3.	Foreign Currency Forward, Spot and Cross Currency Contracts

At March 31, 2009, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Large Growth Series, and International Equity Series had entered into foreign currency forward, spot and cross currency contracts which contractually obligate each portfolio to deliver/receive currency at specified future dates.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

3. Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

The open contracts were as follows:

					Net Unrealized
	Foreign	In Exchange	Settlement	Value	Appreciation/
	Currency	For	Date	At 03/31/09	(Depreciation)

Inflation-Protected Securities
Purchase Contracts:
British Pound Sterling	84,416	$119,779	04/01/09	$121,125	$1,346
Canadian Dollar	18,802	14,974	04/01/09	14,913	(61)
Euro	7,669	10,096	04/01/09	10,189	93

Total					$1,378

Core Bond
Purchase Contracts:
British Pound Sterling	4,112,493	$5,835,216	04/01/09	$5,900,810	$65,594
Euro	1,514,865	1,994,320	04/01/09	2,012,650	18,330

Total					$83,924

Sale Contracts:
British Pound Sterling	5,877,500	$8,218,779	06/10/09	$8,435,231	$(216,452)
Euro	5,736,500	7,382,875	05/20/09	7,621,447	(238,572)

Total					$(455,024)

Total Return Bond
Purchase Contracts:
British Pound Sterling	1,000,000	$1,403,590	05/12/09	$1,435,000	$31,410

Sale Contracts:
British Pound Sterling	999,000	$1,460,138	05/12/09	$1,433,565	$26,573
Euro	1,074,448	1,388,993	05/12/09	1,427,452	(38,459)

Total					$(11,886)

Balanced
Purchase Contracts:
British Pound Sterling	560,000	$786,010	05/12/09	$803,600	$17,590

Sale Contracts:
British Pound Sterling	555,000	$811,188	05/12/09	$796,425	$14,763
Euro	298,380	385,730	05/12/09	396,410	(10,680)

Total					$4,083

Large Growth
Sale Contracts:
Japanese Yen	16,293,597	$165,615	04/01/09	$164,607	$1,008
Japanese Yen	20,150.692	206,657	04/01/09	203,573	3,084

Total					$4,092

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

3. Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

					Net Unrealized
	Foreign	In Exchange	Settlement	Value	Appreciation/
	Currency	For	Date	At 03/31/09	(Depreciation)

International Equity
Purchase Contracts:
British Pound Sterling	2,072,242	$2,954,603	04/01/09	$2,973,357	$18,754
British Pound Sterling	533,635	767,154	04/02/09	765,686	(1,468)
Euro	1,037,461	1,370,589	04/01/09	1,378,370	7,781
Euro	513,479	682,721	04/02/09	682,208	(513)
Hong Kong Dollar	1,316,227	169,834	04/01/09	169,823	(11)

Total					$24,543

Sale Contracts:
British Pound Sterling	12,000,000	$17,375,160	06/19/09	$17,222,801	$152,359
Euro	11,335,000	14,395,790	06/16/09	15,061,048	(665,258)
Euro	112,829	124,056	08/01/09	149,951	(25,895)
Mexican Peso	355,000,000	24,870,394	05/29/09	24,801,880	68,514

Total					$(470,280)

Master Investment Portfolio —
S&P 500 Index Master Portfolio

II

(This page intentionally left blank)

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS

March 31, 2009
(Unaudited)

Shares	Security	Value

	Common Stocks — 97.08%
	Advertising — 0.13%
99,201	Interpublic Group of Companies Inc. (The)(a)(b)	$408,708
64,102	Omnicom Group Inc.(b)	1,499,987

		1,908,695

	Aerospace & Defense — 2.16%
150,172	Boeing Co. (The)(b)	5,343,120
79,888	General Dynamics Corp.	3,322,542
25,169	Goodrich Corp.	953,653
24,620	L-3 Communications Holdings Inc.(b)	1,669,236
68,225	Lockheed Martin Corp.	4,709,572
66,998	Northrop Grumman Corp.	2,923,793
84,155	Raytheon Co.	3,276,996
32,192	Rockwell Collins Inc.(b)	1,050,747
194,799	United Technologies Corp.(b)	8,372,461

		31,622,120

	Agriculture — 2.58%
423,876	Altria Group Inc.	6,790,494
131,451	Archer-Daniels-Midland Co.(b)	3,651,709
34,442	Lorillard Inc.	2,126,449
112,580	Monsanto Co.	9,355,398
413,565	Philip Morris International Inc.(b)	14,714,643
34,492	Reynolds American Inc.(b)	1,236,193

		37,874,886

	Airlines — 0.06%
150,333	Southwest Airlines Co.(b)	951,608

	Apparel — 0.44%
67,307	Coach Inc.(a)	1,124,027
80,397	Nike Inc. Class B(b)	3,769,815
11,591	Polo Ralph Lauren Corp.	489,720
17,847	VF Corp.(b)	1,019,242

		6,402,804

	Auto Manufacturers — 0.23%
483,307	Ford Motor Co.(a)(b)	1,271,097
126,659	General Motors Corp.(b)	245,718
74,257	PACCAR Inc.(b)	1,912,860

		3,429,675

	Auto Parts & Equipment — 0.12%
50,560	Goodyear Tire & Rubber Co. (The)(a)(b)	316,506
120,802	Johnson Controls Inc.(b)	1,449,624

		1,766,130

	Banks — 3.34%
1,313,798	Bank of America Corp.	8,960,102
236,047	Bank of New York Mellon Corp. (The)	6,668,328
114,519	BB&T Corp.(b)	1,937,661
30,769	Comerica Inc.	563,380
98,238	Discover Financial Services	619,882
119,661	Fifth Third Bancorp(b)	349,410
44,245	First Horizon National Corp.(b)	475,191
77,019	Huntington Bancshares Inc.(b)	127,852
101,719	KeyCorp(b)	800,529
15,878	M&T Bank Corp.(b)	718,321
53,202	Marshall & Ilsley Corp.	299,527
45,705	Northern Trust Corp.	2,734,073
87,698	PNC Financial Services Group Inc. (The)	2,568,674
143,740	Regions Financial Corp.(b)	612,332
88,517	State Street Corp.	2,724,553
73,300	SunTrust Banks Inc.(b)	860,542
359,547	U.S. Bancorp(b)	5,252,982
870,045	Wells Fargo & Co.	12,389,441
23,844	Zions Bancorporation	234,387

		48,897,167

	Beverages — 2.66%
20,323	Brown-Forman Corp. Class B(b)	789,142
408,720	Coca-Cola Co. (The)(b)	17,963,244
64,362	Coca-Cola Enterprises Inc.	848,935
39,063	Constellation Brands Inc. Class A(a)	464,850
52,262	Dr Pepper Snapple Group Inc.(a)(b)	883,750
30,341	Molson Coors Brewing Co. Class B	1,040,089
27,068	Pepsi Bottling Group Inc.	599,286
319,530	PepsiCo Inc.	16,449,404

		39,038,700

	Biotechnology — 1.57%
213,832	Amgen Inc.(a)	10,588,961
60,861	Biogen Idec Inc.(a)(b)	3,190,334
94,422	Celgene Corp.(a)	4,192,337
55,436	Genzyme Corp.(a)	3,292,344
35,755	Life Technologies Corp.(a)	1,161,322
11,124	Millipore Corp.(a)(b)	638,629

		23,063,927

	Building Materials — 0.03%
74,051	Masco Corp.(b)	516,876

See accompanying notes to schedule of investments.

1

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)

	Chemicals — 1.39%
42,946	Air Products and Chemicals Inc.(b)	$2,415,713
9,918	CF Industries Holdings Inc.(b)	705,467
188,153	Dow Chemical Co. (The)(b)	1,586,130
184,912	E.I. du Pont de Nemours and Co.	4,129,085
14,579	Eastman Chemical Co.(b)	390,717
34,357	Ecolab Inc.(b)	1,193,219
16,256	International Flavors & Fragrances Inc.(b)	495,158
33,965	PPG Industries Inc.(b)	1,253,309
63,197	Praxair Inc.(b)	4,252,526
25,569	Rohm and Haas Co.(b)	2,015,860
20,327	Sherwin-Williams Co. (The)(b)	1,056,394
25,420	Sigma-Aldrich Corp.(b)	960,622

		20,454,200

	Coal — 0.17%
37,581	CONSOL Energy Inc.(b)	948,544
17,752	Massey Energy Co.(b)	179,650
54,859	Peabody Energy Corp.	1,373,669

		2,501,863

	Commercial Services — 0.71%
22,010	Apollo Group Inc. Class A(a)	1,724,043
25,380	Convergys Corp.(a)	205,070
26,260	Equifax Inc.	642,057
69,089	H&R Block Inc.	1,256,729
37,358	Iron Mountain Inc.(a)	828,227
56,541	McKesson Corp.	1,981,197
26,159	Monster Worldwide Inc.(a)(b)	213,196
39,532	Moody’s Corp.(b)	906,073
43,079	R.R. Donnelley & Sons Co.	315,769
32,043	Robert Half International Inc.(b)	571,327
145,557	Western Union Co.	1,829,652

		10,473,340

	Computers — 5.24%
20,255	Affiliated Computer Services Inc. Class A(a)	970,012
182,862	Apple Inc.(a)	19,222,453
60,335	Cognizant Technology Solutions Corp. Class A(a)(b)	1,254,365
31,043	Computer Sciences Corp.(a)(b)	1,143,624
354,624	Dell Inc.(a)	3,361,836
418,190	EMC Corp.(a)(b)	4,767,366
494,831	Hewlett-Packard Co.	15,864,282
275,569	International Business Machines Corp.	26,699,880
15,437	Lexmark International Inc. Class A(a)(b)	260,422
67,846	NetApp Inc.(a)(b)	1,006,835
47,254	SanDisk Corp.(a)(b)	597,763
150,628	Sun Microsystems Inc.(a)(b)	1,102,597
36,343	Teradata Corp.(a)	589,483

		76,840,918

	Cosmetics & Personal Care — 2.51%
86,698	Avon Products Inc.(b)	1,667,203
103,426	Colgate-Palmolive Co.	6,100,065
24,028	Estee Lauder Companies Inc. (The) Class A(b)	592,290
603,618	Procter & Gamble Co. (The)	28,424,372

		36,783,930

	Distribution & Wholesale — 0.19%
26,319	Fastenal Co.(b)	846,287
32,607	Genuine Parts Co.(b)	973,645
13,337	W.W. Grainger Inc.(b)	935,991

		2,755,923

	Diversified Financial Services — 4.01%
239,846	American Express Co.	3,269,101
45,188	Ameriprise Financial Inc.	925,902
79,071	Capital One Financial Corp.	967,829
191,748	Charles Schwab Corp. (The)(b)	2,972,094
75,731	CIT Group Inc.	215,833
1,121,667	Citigroup Inc.(b)	2,837,818
13,727	CME Group Inc.(b)	3,382,196
113,200	E*TRADE Financial Corp.(a)(b)	144,896
18,116	Federated Investors Inc. Class B	403,262
30,995	Franklin Resources Inc.	1,669,701
94,774	Goldman Sachs Group Inc. (The)	10,047,939
14,838	IntercontinentalExchange Inc.(a)(b)	1,104,986
79,536	Invesco Ltd.	1,102,369
33,579	Janus Capital Group Inc.	223,300
771,682	JPMorgan Chase & Co.	20,511,308
30,055	Legg Mason Inc.	477,875
220,321	Morgan Stanley	5,016,709
28,161	NASDAQ OMX Group Inc. (The)(a)	551,392
53,596	NYSE Euronext Inc.(b)	959,368

See accompanying notes to schedule of investments.

2

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Diversified Financial Services (continued)

95,835	SLM Corp.(a)	$474,383
52,500	T. Rowe Price Group Inc.(b)	1,515,150

		58,773,411

	Electric — 3.83%
136,635	AES Corp. (The)(a)	793,849
34,178	Allegheny Energy Inc.	791,904
42,803	Ameren Corp.(b)	992,602
82,698	American Electric Power Co. Inc.(b)	2,088,951
69,245	CenterPoint Energy Inc.	722,225
47,382	CMS Energy Corp.(b)	561,003
55,889	Consolidated Edison Inc.(b)	2,213,763
40,351	Constellation Energy Group Inc.(b)	833,652
119,933	Dominion Resources Inc.(b)	3,716,724
33,526	DTE Energy Co.	928,670
262,460	Duke Energy Corp.	3,758,427
104,575	Dynegy Inc. Class A(a)	147,451
66,512	Edison International	1,916,211
38,798	Entergy Corp.	2,641,756
134,821	Exelon Corp.(b)	6,119,525
62,468	FirstEnergy Corp.	2,411,265
83,757	FPL Group Inc.	4,248,993
16,065	Integrys Energy Group Inc.(b)	418,333
34,883	Northeast Utilities(b)	753,124
44,898	Pepco Holdings Inc.	560,327
74,872	PG&E Corp.(b)	2,861,608
21,158	Pinnacle West Capital Corp.(b)	561,956
76,668	PPL Corp.(b)	2,201,138
56,317	Progress Energy Inc.(b)	2,042,054
103,710	Public Service Enterprise Group Inc.	3,056,334
24,421	SCANA Corp.(b)	754,365
159,567	Southern Co.(b)	4,885,942
44,313	TECO Energy Inc.(b)	494,090
24,218	Wisconsin Energy Corp.	997,055
92,021	Xcel Energy Inc.(b)	1,714,351

		56,187,648

	Electrical Components & Equipment — 0.33%
157,186	Emerson Electric Co.	4,492,376
28,010	Molex Inc.(b)	384,857

		4,877,233

	Electronics — 0.56%
71,852	Agilent Technologies Inc.(a)(b)	1,104,365
36,373	Amphenol Corp. Class A(b)	1,036,267
30,495	FLIR Systems Inc.(a)(b)	624,538
44,010	Jabil Circuit Inc.(b)	244,696
24,783	PerkinElmer Inc.(b)	316,479
86,110	Thermo Fisher Scientific Inc.(a)(b)	3,071,544
93,493	Tyco Electronics Ltd.(b)	1,032,163
20,479	Waters Corp.(a)(b)	756,699

		8,186,751

	Engineering & Construction — 0.15%
36,987	Fluor Corp.	1,277,901
24,860	Jacobs Engineering Group Inc.(a)(b)	961,088

		2,238,989

	Entertainment — 0.04%
59,686	International Game Technology	550,305

	Environmental Control — 0.31%
65,120	Republic Services Inc.	1,116,808
17,687	Stericycle Inc.(a)(b)	844,201
100,529	Waste Management Inc.	2,573,542

		4,534,551

	Food — 2.12%
42,259	Campbell Soup Co.	1,156,206
91,619	ConAgra Foods Inc.(b)	1,545,613
31,884	Dean Foods Co.(a)	576,463
68,472	General Mills Inc.	3,415,383
64,436	H.J. Heinz Co.(b)	2,130,254
34,344	Hershey Co. (The)(b)	1,193,454
14,579	Hormel Foods Corp.(b)	462,300
24,451	J.M. Smucker Co. (The)	911,289
51,625	Kellogg Co.	1,891,024
301,051	Kraft Foods Inc. Class A	6,710,427
133,706	Kroger Co. (The)	2,837,241
26,935	McCormick & Co. Inc. NVS	796,468
87,177	Safeway Inc.	1,760,104
145,845	Sara Lee Corp.(b)	1,178,428
43,040	SUPERVALU Inc.(b)	614,611
122,776	Sysco Corp.(b)	2,799,293
63,044	Tyson Foods Inc. Class A(b)	591,983
29,502	Whole Foods Market Inc.(b)	495,634

		31,066,175

	Forest Products & Paper — 0.22%
88,382	International Paper Co.	622,209
34,856	MeadWestvaco Corp.(b)	417,923

See accompanying notes to schedule of investments.

3

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Forest Products & Paper (continued)

34,266	Plum Creek Timber Co. Inc.(b)	$996,113
43,710	Weyerhaeuser Co.(b)	1,205,085

		3,241,330

	Gas — 0.22%
9,098	Nicor Inc.(b)	302,327
57,628	NiSource Inc.	564,754
49,926	Sempra Energy	2,308,578

		3,175,659

	Hand & Machine Tools — 0.08%
12,384	Black & Decker Corp. (The)(b)	390,839
12,087	Snap-On Inc.(b)	303,384
16,479	Stanley Works (The)(b)	479,868

		1,174,091

	Health Care – Products — 4.27%
127,085	Baxter International Inc.	6,509,294
49,820	Becton, Dickinson and Co.	3,349,897
307,449	Boston Scientific Corp.(a)(b)	2,444,220
20,204	C.R. Bard Inc.	1,610,663
103,193	Covidien Ltd.	3,430,135
30,794	DENTSPLY International Inc.(b)	826,819
8,049	Intuitive Surgical Inc.(a)(b)	767,553
568,555	Johnson & Johnson	29,905,993
229,145	Medtronic Inc.	6,752,903
18,873	Patterson Companies Inc.(a)(b)	355,945
70,530	St. Jude Medical Inc.(a)	2,562,355
49,282	Stryker Corp.(b)	1,677,559
25,786	Varian Medical Systems Inc.(a)(b)	784,926
45,965	Zimmer Holdings Inc.(a)(b)	1,677,723

		62,655,985

	Health Care – Services — 1.13%
94,490	Aetna Inc.	2,298,942
30,695	Coventry Health Care Inc.(a)	397,193
21,493	DaVita Inc.(a)	944,617
34,840	Humana Inc.(a)	908,627
22,224	Laboratory Corp. of America Holdings(a)(b)	1,299,882
32,469	Quest Diagnostics Inc.(b)	1,541,628
84,956	Tenet Healthcare Corp.(a)	98,549
249,269	UnitedHealth Group Inc.	5,217,200
100,531	WellPoint Inc.(a)	3,817,162

		16,523,800

	Holding Companies – Diversified — 0.04%
37,012	Leucadia National Corp.(a)(b)	551,109

	Home Builders — 0.11%
25,426	Centex Corp.(b)	190,695
57,772	D.R. Horton Inc.(b)	560,388
16,233	KB Home(b)	213,951
28,949	Lennar Corp. Class A	217,407
44,917	Pulte Homes Inc.(b)	490,943

		1,673,384

	Home Furnishings — 0.04%
12,074	Harman International Industries Inc.(b)	163,361
15,381	Whirlpool Corp.(b)	455,124

		618,485

	Household Products & Wares — 0.45%
22,375	Avery Dennison Corp.(b)	499,858
28,426	Clorox Co. (The)(b)	1,463,370
31,248	Fortune Brands Inc.(b)	767,138
84,788	Kimberly-Clark Corp.	3,909,575

		6,639,941

	Housewares — 0.03%
58,177	Newell Rubbermaid Inc.(b)	371,169

	Insurance — 2.15%
95,521	Aflac Inc.	1,849,287
109,466	Allstate Corp. (The)	2,096,274
554,020	American International Group Inc.	554,020
55,935	Aon Corp.	2,283,267
24,311	Assurant Inc.	529,494
72,891	Chubb Corp.	3,084,747
55,622	CIGNA Corp.	978,391
32,753	Cincinnati Financial Corp.(b)	749,061
90,929	Genworth Financial Inc. Class A	172,765
65,627	Hartford Financial Services Group Inc. (The)	515,172
53,224	Lincoln National Corp.(b)	356,069
73,781	Loews Corp.	1,630,560
105,347	Marsh & McLennan Companies Inc.	2,133,277
40,352	MBIA Inc.(a)	184,812
167,663	MetLife Inc.(b)	3,817,687
54,460	Principal Financial Group Inc.(b)	445,483
137,798	Progressive Corp. (The)(a)	1,852,005
86,684	Prudential Financial Inc.	1,648,730
18,021	Torchmark Corp.	472,691

See accompanying notes to schedule of investments.

4

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Insurance (continued)

119,780	Travelers Companies Inc. (The)	$4,867,859
67,988	Unum Group(b)	849,850
70,528	XL Capital Ltd. Class A	385,083

		31,456,584

	Internet — 2.31%
35,386	Akamai Technologies Inc.(a)(b)	686,488
65,907	Amazon.com Inc.(a)	4,840,210
219,806	eBay Inc.(a)	2,760,763
43,936	Expedia Inc.(a)(b)	398,939
49,200	Google Inc. Class A(a)	17,124,552
30,931	McAfee Inc.(a)(b)	1,036,189
171,317	Symantec Corp.(a)	2,559,476
39,843	VeriSign Inc.(a)(b)	751,837
286,234	Yahoo! Inc.(a)(b)	3,666,658

		33,825,112

	Iron & Steel — 0.24%
23,542	AK Steel Holding Corp.	167,619
19,410	Allegheny Technologies Inc.(b)	425,661
64,335	Nucor Corp.(b)	2,455,667
24,118	United States Steel Corp.(b)	509,613

		3,558,560

	Leisure Time — 0.18%
89,274	Carnival Corp.(b)	1,928,318
48,724	Harley-Davidson Inc.(b)	652,414

		2,580,732

	Lodging — 0.13%
59,427	Marriott International Inc. Class A(b)	972,226
37,215	Starwood Hotels & Resorts Worldwide Inc.(b)	472,631
37,193	Wyndham Worldwide Corp.	156,211
12,786	Wynn Resorts Ltd.(a)(b)	255,336

		1,856,404

	Machinery — 0.60%
123,615	Caterpillar Inc.(b)	3,456,275
40,741	Cummins Inc.	1,036,858
87,503	Deere & Co.(b)	2,876,224
11,702	Flowserve Corp.	656,716
27,353	Manitowoc Co. Inc. (The)(b)	89,444
28,643	Rockwell Automation Inc.(b)	625,563

		8,741,080

	Manufacturing — 3.18%
35,743	Cooper Industries Ltd. Class A	924,314
52,396	Danaher Corp.(b)	2,840,911
37,889	Dover Corp.	999,512
53,284	Eastman Kodak Co.(b)	202,479
33,705	Eaton Corp.(b)	1,242,366
2,168,632	General Electric Co.(b)	21,924,870
150,672	Honeywell International Inc.	4,197,722
80,553	Illinois Tool Works Inc.(b)	2,485,060
65,096	Ingersoll-Rand Co. Ltd. Class A(b)	898,325
36,867	ITT Corp.	1,418,273
32,959	Leggett & Platt Inc.(b)	428,137
23,982	Pall Corp.	489,952
33,025	Parker Hannifin Corp.	1,122,190
51,098	Textron Inc.(b)	293,303
142,509	3M Co.(b)	7,085,546

		46,552,960

	Media — 2.21%
140,147	CBS Corp. Class B(b)	538,164
591,961	Comcast Corp. Class A	8,074,348
105,485	DIRECTV Group Inc. (The)(a)	2,404,003
48,072	Gannett Co. Inc.(b)	105,758
64,450	McGraw-Hill Companies Inc. (The)	1,473,972
6,969	Meredith Corp.(b)	115,964
24,016	New York Times Co. (The) Class A(b)	108,552
471,304	News Corp. Class A(b)	3,120,032
18,872	Scripps Networks Interactive Inc. Class A(b)	424,809
72,365	Time Warner Cable Inc.	1,794,650
245,046	Time Warner Inc.	4,729,381
125,001	Viacom Inc. Class B(a)(b)	2,172,517
380,804	Walt Disney Co. (The)(b)	6,915,401
1,264	Washington Post Co. (The) Class B(b)	451,374

		32,428,925

	Metal Fabricate & Hardware — 0.12%
28,760	Precision Castparts Corp.(b)	1,722,724

	Mining — 0.70%
193,317	Alcoa Inc.(b)	1,418,947
84,269	Freeport-McMoRan Copper & Gold Inc.(b)	3,211,492
100,243	Newmont Mining Corp.	4,486,877

See accompanying notes to schedule of investments.

5

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Mining (continued)

18,784	Titanium Metals Corp.	$102,748
22,351	Vulcan Materials Co.	989,926

		10,209,990

	Office & Business Equipment — 0.12%
42,240	Pitney Bowes Inc.(b)	986,304
175,551	Xerox Corp.(b)	798,757

		1,785,061

	Oil & Gas — 10.91%
94,067	Anadarko Petroleum Corp.	3,658,266
68,581	Apache Corp.	4,395,356
20,684	Cabot Oil & Gas Corp.	487,522
114,867	Chesapeake Energy Corp.(b)	1,959,631
412,903	Chevron Corp.	27,763,598
305,494	ConocoPhillips	11,963,145
91,061	Devon Energy Corp.	4,069,516
14,037	Diamond Offshore Drilling Inc.(b)	882,366
28,613	ENSCO International Inc.	755,383
51,145	EOG Resources Inc.	2,800,700
27,162	EQT Corp.(b)	850,985
1,016,289	Exxon Mobil Corp.	69,209,281
58,132	Hess Corp.	3,150,754
144,587	Marathon Oil Corp.	3,801,192
38,863	Murphy Oil Corp.(b)	1,739,897
59,373	Nabors Industries Ltd.(a)(b)	593,136
35,400	Noble Energy Inc.(b)	1,907,352
166,399	Occidental Petroleum Corp.	9,260,104
24,383	Pioneer Natural Resources Co.(b)	401,588
31,786	Range Resources Corp.(b)	1,308,312
23,674	Rowan Companies Inc.(b)	283,378
70,263	Southwestern Energy Co.(a)(b)	2,086,108
23,728	Sunoco Inc.	628,317
28,979	Tesoro Corp.	390,347
105,242	Valero Energy Corp.	1,883,832
118,965	XTO Energy Inc.	3,642,708

		159,872,774

	Oil & Gas Services — 1.34%
63,004	Baker Hughes Inc.	1,798,764
59,107	BJ Services Co.(b)	588,115
45,499	Cameron International Corp.(a)(b)	997,793
183,149	Halliburton Co.(b)	2,833,315
85,519	National Oilwell Varco Inc.(a)	2,455,251
245,699	Schlumberger Ltd.	9,980,293
44,541	Smith International Inc.(b)	956,741

		19,610,272

	Packaging & Containers — 0.18%
19,117	Ball Corp.	829,678
20,963	Bemis Co. Inc.(b)	439,594
34,705	Owens-Illinois Inc.(a)(b)	501,140
27,499	Pactiv Corp.(a)(b)	401,210
32,383	Sealed Air Corp.(b)	446,885

		2,618,507

	Pharmaceuticals — 7.36%
317,946	Abbott Laboratories	15,166,024
63,016	Allergan Inc.(b)	3,009,644
32,014	AmerisourceBergen Corp.	1,045,577
405,658	Bristol-Myers Squibb Co.	8,892,023
73,639	Cardinal Health Inc.	2,318,156
14,080	Cephalon Inc.(a)(b)	958,848
207,414	Eli Lilly and Co.	6,929,702
50,710	Express Scripts Inc.(a)(b)	2,341,281
61,703	Forest Laboratories Inc.(a)	1,354,998
188,507	Gilead Sciences Inc.(a)(b)	8,731,644
32,334	Hospira Inc.(a)	997,827
51,510	King Pharmaceuticals Inc.(a)(b)	364,176
102,055	Medco Health Solutions Inc.(a)(b)	4,218,954
433,233	Merck & Co. Inc.	11,588,983
61,932	Mylan Inc.(a)(b)	830,508
1,385,085	Pfizer Inc.	18,864,858
334,192	Schering-Plough Corp.(b)	7,870,222
21,022	Watson Pharmaceuticals Inc.(a)(b)	653,994
273,432	Wyeth	11,768,513

		107,905,932

	Pipelines — 0.35%
144,094	El Paso Corp.(b)	900,588
35,495	Questar Corp.	1,044,618
131,402	Spectra Energy Corp.(b)	1,858,024
118,537	Williams Companies Inc. (The)	1,348,951

		5,152,181

	Real Estate — 0.01%
46,010	CB Richard Ellis Group Inc. Class A(a)	185,420

See accompanying notes to schedule of investments.

6

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)

	Real Estate Investment Trusts — 0.70%
24,729	Apartment Investment and Management Co. Class A	$135,515
16,301	AvalonBay Communities Inc.(b)	767,125
24,442	Boston Properties Inc.(b)	856,203
55,502	Equity Residential(b)	1,018,462
52,150	HCP Inc.(b)	930,878
22,436	Health Care REIT Inc.(b)	686,317
109,972	Host Hotels & Resorts Inc.	431,090
47,059	Kimco Realty Corp.(b)	358,590
53,918	ProLogis(b)	350,467
25,452	Public Storage	1,406,223
48,355	Simon Property Group Inc.(b)	1,675,017
29,799	Ventas Inc.(b)	673,755
28,857	Vornado Realty Trust(b)	959,207

		10,248,849

	Retail — 6.83%
18,268	Abercrombie & Fitch Co. Class A(b)	434,778
23,372	AutoNation Inc.(a)	324,403
7,766	AutoZone Inc.(a)(b)	1,262,907
52,757	Bed Bath & Beyond Inc.(a)(b)	1,305,736
69,097	Best Buy Co. Inc.	2,622,922
17,175	Big Lots Inc.(a)(b)	356,897
89,022	Costco Wholesale Corp.(b)	4,123,499
298,654	CVS Caremark Corp.(b)	8,209,998
28,429	Darden Restaurants Inc.(b)	973,978
28,451	Family Dollar Stores Inc.(b)	949,410
33,806	GameStop Corp. Class A(a)(b)	947,244
94,715	Gap Inc. (The)	1,230,348
347,430	Home Depot Inc.	8,185,451
44,971	J.C. Penney Co. Inc.(b)	902,568
62,417	Kohl’s Corp.(a)(b)	2,641,487
54,571	Limited Brands Inc.(b)	474,768
300,346	Lowe’s Companies Inc.(b)	5,481,315
84,900	Macy’s Inc.(b)	755,610
228,390	McDonald’s Corp.	12,463,242
32,788	Nordstrom Inc.(b)	549,199
56,955	Office Depot Inc.(a)	74,611
27,733	O’Reilly Automotive Inc.(a)	970,932
24,694	RadioShack Corp.(b)	211,628
11,101	Sears Holdings Corp.(a)(b)	507,427
146,189	Staples Inc.(b)	2,647,483
150,723	Starbucks Corp.(a)(b)	1,674,533
154,259	Target Corp.(b)	5,304,967
25,563	Tiffany & Co.(b)	551,138
85,318	TJX Companies Inc. (The)(b)	2,187,554
202,846	Walgreen Co.(b)	5,265,882
459,151	Wal-Mart Stores Inc.	23,921,767
94,775	Yum! Brands Inc.(b)	2,604,417

		100,118,099

	Savings & Loans — 0.17%
106,648	Hudson City Bancorp Inc.	1,246,715
71,848	People’s United Financial Inc.	1,291,109

		2,537,824

	Semiconductors — 2.49%
114,752	Advanced Micro Devices Inc.(a)(b)	349,994
60,918	Altera Corp.(b)	1,069,111
59,646	Analog Devices Inc.(b)	1,149,378
274,935	Applied Materials Inc.(b)	2,955,551
83,849	Broadcom Corp. Class A(a)(b)	1,675,303
1,142,029	Intel Corp.	17,187,536
33,865	KLA-Tencor Corp.(b)	677,300
45,408	Linear Technology Corp.	1,043,476
133,993	LSI Corp.(a)	407,339
46,719	MEMC Electronic Materials Inc.(a)(b)	770,396
37,816	Microchip Technology Inc.(b)	801,321
159,943	Micron Technology Inc.(a)(b)	649,369
40,401	National Semiconductor Corp.(b)	414,918
19,918	Novellus Systems Inc.(a)(b)	331,236
110,061	NVIDIA Corp.(a)(b)	1,085,201
24,851	QLogic Corp.(a)(b)	276,343
35,964	Teradyne Inc.(a)	157,522
265,663	Texas Instruments Inc.	4,386,096
55,940	Xilinx Inc.(b)	1,071,810

		36,459,200

	Software — 4.48%
108,401	Adobe Systems Inc.(a)	2,318,697
47,035	Autodesk Inc.(a)	790,658
104,075	Automatic Data Processing Inc.(b)	3,659,277
38,271	BMC Software Inc.(a)(b)	1,262,943
80,018	CA Inc.(b)	1,409,117
37,409	Citrix Systems Inc.(a)(b)	846,940
51,332	Compuware Corp.(a)(b)	338,278
11,166	Dun & Bradstreet Corp. (The)	859,782
66,073	Electronic Arts Inc.(a)(b)	1,201,868

See accompanying notes to schedule of investments.

7

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Software (continued)

38,389	Fidelity National Information Services Inc.	$698,680
32,820	Fiserv Inc.(a)(b)	1,196,617
38,122	IMS Health Inc.	475,381
65,335	Intuit Inc.(a)(b)	1,764,045
14,825	MasterCard Inc. Class A(b)	2,482,891
1,570,236	Microsoft Corp.	28,845,235
74,108	Novell Inc.(a)	315,700
792,402	Oracle Corp.(a)	14,318,704
65,259	Paychex Inc.(b)	1,675,199
21,862	Salesforce.com Inc.(a)(b)	715,543
39,638	Total System Services Inc.	547,401

		65,722,956

	Telecommunications — 6.76%
81,291	American Tower Corp. Class A(a)	2,473,685
1,210,378	AT&T Inc.	30,501,526
20,227	CenturyTel Inc.(b)	568,783
19,409	Ciena Corp.(a)(b)	151,002
1,199,805	Cisco Systems Inc.(a)	20,120,730
318,513	Corning Inc.	4,226,668
28,811	Embarq Corp.	1,090,496
65,299	Frontier Communications Corp.	468,847
27,471	Harris Corp.	795,011
43,679	JDS Uniphase Corp.(a)(b)	141,957
108,191	Juniper Networks Inc.(a)(b)	1,629,356
462,236	Motorola Inc.(b)	1,955,258
339,235	QUALCOMM Inc.(b)	13,199,634
299,089	Qwest Communications International Inc.(b)	1,022,884
583,973	Sprint Nextel Corp.(a)(b)	2,084,784
81,837	Tellabs Inc.(a)	374,813
583,257	Verizon Communications Inc.	17,614,361
91,100	Windstream Corp.	734,266

		99,154,061

	Textiles — 0.05%
27,457	Cintas Corp.(b)	678,737

	Toys, Games & Hobbies — 0.10%
24,903	Hasbro Inc.	624,318
74,291	Mattel Inc.	856,575

		1,480,893

	Transportation — 1.94%
57,523	Burlington Northern Santa Fe Corp.(b)	3,460,008
34,609	C.H. Robinson Worldwide Inc.(b)	1,578,516
81,832	CSX Corp.	2,115,357
43,037	Expeditors International Washington Inc.(b)	1,217,517
63,781	FedEx Corp.	2,837,617
75,878	Norfolk Southern Corp.	2,560,883
11,550	Ryder System Inc.(b)	326,981
103,778	Union Pacific Corp.	4,266,314
204,469	United Parcel Service Inc. Class B(b)	10,063,964

		28,427,157

	Total Common Stocks (Cost: $2,047,908,746)	1,423,213,772

	Short-Term Investments — 22.00%
	Money Market Funds — 21.55%
276,965,723	Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%(c)(d)(e)	276,965,723
38,950,607	Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%(c)(d)(e)	38,950,607

		315,916,330

Principal

	U.S. Treasury Obligations — 0.45%
	U.S. Treasury Bills
$600,000	1.83%, 04/02/09(f)(g)	599,999
100,000	0.41%, 04/09/09(f)(g)	99,998
600,000	0.23%, 04/16/09(f)(g)	599,969
900,000	0.14%, 06/18/09(f)(g)	899,688
4,400,000	0.17%, 06/25/09(f)(g)	4,398,337

		6,597,991

	Total Short-Term Investments (Cost: $322,513,847)	322,514,321

	Total Investments in Securities — 119.08% (Cost: $2,370,422,593)	1,745,728,093
	Other Assets, Less Liabilities — (19.08)%	(279,769,156)

	Net Assets — 100.00%	$1,465,958,937

NVS-Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

8

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009
(Unaudited)

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of March 31, 2009, the open futures contracts held by the Master Portfolio were as follows:

		Notional	Net
Futures Contracts	Number of	Contract	Unrealized
(Expiration Date)	Contracts	Value	Appreciation

S&P 500 Index (June 2009)	1,058	$42,044,920	$1,940,617

See accompanying notes to schedule of investments.

9

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2009, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1. Portfolio Securities

     Security Valuation

The securities and other assets of the Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP. The Master Portfolio is subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 — Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolio. The Master Portfolio considers observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments as of March 31, 2009:

Investments in Securities
Level 1	Level 2	Level 3	Total

$1,745,728,093	$—	$—	$1,745,728,093

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S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
(Unaudited)

1. Portfolio Securities (continued)

Other Financial Instruments(a)
Level 1	Level 2	Level 3	Total

$1,940,617	$—	$—	$1,940,617

(a)	Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

     Futures Contracts

The Master Portfolio may enter into futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually transacting in the commodities or financial instruments. A futures contract is an agreement between two parties to buy and sell a particular commodity or financial instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of March 31, 2009, the Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $6,600,000 for initial margin requirements.

     Federal Income Taxes

As of March 31, 2009, the cost of investments for federal income tax purposes was $2,426,390,594. Net unrealized depreciation aggregated $680,662,501, of which $175,089,143 represented gross unrealized appreciation on securities and $855,751,644 represented gross unrealized depreciation on securities.

2. Transactions with Affiliates

The Master Portfolio may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

3. Securities Lending

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash,

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S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
(Unaudited)

3. Securities Lending (continued)

an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of March 31, 2009, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4. Recently Issued Accounting Pronouncement

Effective January 1, 2009, the Master Portfolio adopted FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” This standard requires enhanced disclosures for derivative instruments and hedging activities, including how and why the Master Portfolio uses derivative instruments, how derivative instruments are accounted for under FASB Statement No. 133 and how derivative instruments affect the Master Portfolio’s financial position, performance and cash flows. MIP is currently evaluating the impact the adoption of FAS 161 will have on the Master Portfolio’s financial statement disclosures.

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P.O. Box 9012
Clearwater, FL 33758-9012

May/09

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
(b) The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA PARTNERS FUNDS GROUP II
(Registrant)

By:	/s/ John K. Carter

Chief Executive Officer

Date: May 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter

Chief Executive Officer

Date: May 28, 2009

By:	/s/ Joseph P. Carusone

Principal Financial Officer

Date: May 28, 2009